UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust

               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506

               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

                     (Name and address of agent for service)


                  Registrant's telephone number, including area code:
                                  505-984-0200


                   Date of fiscal year end: September 30, 2010


                   Date of reporting period: December 31, 2009


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg Strategic Municipal Income Fund
Thornburg California Limited Term Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Strategic Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg International Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg Developing World Fund

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Thornburg Limited Term Municipal Fund                                                   December 31, 2009 Unaudited
                                                                                Credit Rating+   Principal
                                                                                 S&P/Moody's       Amount        Value

        Alabama -- 1.26%
       a  Alabama State Public School & College Authority, 5.00% due 5/1/2012       AA/Aa2    $  2,000,000 $   2,167,280
          Alabama State Public School & College Authority, 5.00% due 5/1/2013       AA/Aa2       5,000,000     5,529,650
          Alabama State Public School & College Authority, 5.00% due 5/1/2016       AA/Aa2       5,000,000     5,584,000
          City of Birmingham GO, 5.00% due 10/1/2013 (Insured: Natl-Re)             AA/Aa3       2,500,000     2,782,050
          Lake Martin Area IDA, 5.00% due 11/1/2011                                BBB+/NR       3,000,000     3,082,860
          Mobile GO Warrants, 4.50% due 8/15/2016                                   NR/NR        2,330,000     2,467,191
          Mobile Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
          (Alabama Power Co.)                                                        A/A2        6,000,000     6,595,320
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2017                                                                  A+/A1        2,500,000     2,680,550
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.00% due
          9/1/2018                                                                  A+/A1        1,500,000     1,577,430
        Alaska -- 0.35%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AAA/Aa3         955,000     1,020,809
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re;
          State Aid Withholding)                                                    A+/A1        1,175,000     1,300,972
          Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: AGM)              AAA/NR       3,000,000     3,165,990
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)               AA-/A2       3,250,000     3,660,117
        Arizona -- 3.72%
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Healthcare West )                A/A2        1,470,000     1,538,355
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Healthcare West)                 A/A2        1,365,000     1,419,436
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Healthcare West)                 A/A2        1,290,000     1,328,352
          Arizona Transportation Board Highway Revenue, 5.25% due 7/1/2015         AAA/Aa1       3,860,000     4,305,521
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,062,270
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,404,169
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,514,189
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A2        2,200,000     2,340,250
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2016
          (Catholic Healthcare West)                                                 A/A2        2,355,000     2,365,150
          Maricopa County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
          put 7/1/2014 (Catholic Healthcare West)                                    A/A2        7,500,000     8,051,850
          Maricopa County Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
          5/1/2012 (Arizona Public Service Co.)                                   BBB-/Baa2     10,000,000    10,422,600
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AAA/NR       3,135,000     3,588,540
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    12,836,769
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      1,200,000     1,252,272
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      2,600,000     2,713,256
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                            BBB-/Baa2      5,600,000     5,777,632
          Phoenix Civic  Improvement  Wastewater  Systems,  6.00% due 7/1/2011
          (Insured: FGIC)                                                          AA+/Aa3       4,105,000     4,263,453
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         825,000       826,980
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,691,475
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,205,980
       a  Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       2,100,000     2,216,739
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,097,100
          Pima  County IDA Lease  Obligation,  7.25% due  7/15/2010  (Insured:
          AGM)                                                                     AAA/Aa3          70,000        70,392
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,960,858
          Salt River  Agricultural  Improvement  & Power  District,  5.00% due
          1/1/2020                                                                  AA/Aa1       1,205,000     1,208,687
          Show Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
          Medical Center; Insured: ACA)                                             BBB/NR       1,000,000     1,001,590
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2016
          (Insured: XCLA)                                                           A+/A3        2,000,000     2,156,180
          Yuma Property  Corp.  Utility  Systems  Revenue,  5.00% due 7/1/2018
          (Insured: XCLA)                                                           A+/A3        2,130,000     2,238,098
        Arkansas -- 0.08%
          Jefferson   County   Hospital   Improvement,   5.50%  due   6/1/2010
          (Jefferson Hospital Association)                                           A/NR        1,000,000     1,014,640
          Jefferson   County   Hospital   Improvement,   5.50%  due   6/1/2011
          (Jefferson Hospital Association)                                           A/NR        1,075,000     1,119,129
        California -- 7.79%
          Calexico USD COP, 5.75% due 9/1/2013                                     BBB+/NR       2,185,000     2,289,771
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,536,738
          California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)             AAA/NR       2,620,000     2,657,545
          California   HFA,   5.00%  due  7/1/2027   put  7/1/2014   (Catholic
          Healthcare West)                                                           A/A2        3,500,000     3,706,325
          California HFA, 5.00% due 7/1/2028 (Catholic Healthcare West)              A/A2        2,000,000     2,141,960
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               A/Baa2       1,000,000     1,003,360
          California State  Department of Water Resources,  0.20% due 5/1/2022
          put 1/4/2010 (Insured: Bank of New York) (daily demand notes)             AA/Aaa       2,715,000     2,715,000
          California State  Department of Water Resources Power Supply,  5.50%
          due 5/1/2012                                                             AA-/Aa3       2,600,000     2,848,664
          California State  Department of Water Resources Power Supply,  6.00%
          due 5/1/2013                                                             AA-/Aa3       2,550,000     2,845,927
          California State  Department of Water Resources Power Supply,  0.21%
          due 5/1/2022 put 1/4/2010 (Insured: AGM) (daily demand notes)            AAA/Aa3      21,700,000    21,700,000
          California State Economic Recovery, 5.00% due 7/1/2020                    A+/A1        4,000,000     4,227,680
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/A1        4,000,000     4,290,320
          California State GO, 5.15% due 12/1/2014 (Veterans Bonds)                AA-/Baa1      1,000,000     1,001,930
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: FGIC)                                 AA-/Aa2       3,000,000     3,317,190
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: FGIC)                                 AA-/Aa2       3,000,000     3,304,410
       a  California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University Trustees)                                    A-/A1        3,000,000     3,046,230
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University Trustees)                                    A-/A1        2,700,000     2,714,769
          California Statewide Communities  Development  Authority,  5.00% due
          6/15/2013                                                                 A/Baa1       7,000,000     7,445,340
          California Statewide Communities  Development  Authority,  5.00% due
          5/15/2017 (Irvine LLC-UCI East Campus)                                   NR/Baa2       2,200,000     2,285,030
          California Statewide Communities  Development  Authority,  5.00% due
          4/1/2019 (Kaiser Permanente)                                              A+/NR       13,000,000    13,647,140
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       650,922
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,300,000     1,391,299
          Corona Norco USD GO Bond Anticipation Note, 3.50% due 2/1/2010           SP-1+/NR      7,470,000     7,480,831
          Desert Sands USD COP, 5.25% due 3/1/2016                                  A+/A2        1,500,000     1,601,235
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AAA/Aaa       2,000,000     2,277,860
          Inland Valley Development Agency, 5.25% due 4/1/2013                       A/NR        2,000,000     2,104,020
          Inland Valley Development Agency, 5.50% due 4/1/2014                       A/NR        2,000,000     2,119,900
          Irvine  Ranch Water  District  GO,  0.21% due  4/1/2033 put 1/4/2010
          (LOC: Bank of America) (daily demand notes)                               A+/Aa3       1,800,000     1,800,000
          Irvine  Ranch Water  District  GO,  0.25% due  7/1/2035 put 1/4/2010
          (LOC: Landesbank Baden) (daily demand notes)                              A-/Aa2      11,615,000    11,615,000
          Irvine Ranch Water  District GO,  0.20% due  10/1/2041  put 1/4/2010
          (Insured: LOC-Bank of America) (daily demand notes)                       A+/Aa3       2,100,000     2,100,000
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       5,000,000     5,382,550
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       3,000,000     3,201,300
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AAA/NR       3,000,000     3,185,970
          Los Angeles  Convention &  Exhibition  Center  Authority,  5.00% due
          8/15/2018                                                                 AA-/A1       2,000,000     2,132,820
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AAA/Aa3       4,000,000     4,372,080
          Modesto  Irrigation  District  COP,  4.30%  due  7/1/2010  (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,012,510
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                   AAA/Aa3       1,435,000     1,558,611
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                   AAA/Aa3       2,260,000     2,422,584
          Newport  Beach  Revenue,  5.00% due  12/1/2038  put  2/7/2013  (Hoag
          Memorial Hospital)                                                        AA/Aa3       3,000,000     3,260,670
       a  Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/A1        1,245,000     1,351,522
          Pittsburg  Redevelopment  Agency,  5.00% due  8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa1       1,255,000     1,336,726
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       813,653
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       4,870,000     5,120,708
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                                A/Baa1       5,000,000     5,083,200
          San Diego  County  Regional  Transportation,  0.35% due 4/1/2038 put
          1/4/2009 (SPA: Dexia) (daily demand notes)                               AAA/Aa2      15,000,000    15,000,000
          San Joaquin County Transportation Authority, 5.00% due 4/1/2011          SP-1+/NR      3,000,000     3,131,190
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AAA/Aa3       7,600,000     4,893,564
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (Water
          Utility Improvements)                                                     A+/NR        3,900,000     4,153,695
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A2       1,580,000     1,638,902
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A2        2,000,000     2,085,020
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A1        2,000,000     2,167,100
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A1        2,000,000     2,145,240
          Ventura County COP, 5.00% due 8/15/2016                                   AA/A1        1,520,000     1,630,899
          Ventura County COP, 5.25% due 8/15/2017                                   AA/A1        1,635,000     1,767,173
        Colorado -- 1.81%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: FHA, Natl-Re)           A/NR        1,530,000     1,649,799
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: FHA, Natl-Re)           A/NR        1,565,000     1,682,907
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                             A+/NR        1,905,000     1,866,672
          Colorado Educational & Cultural Facilities, 6.00% due 6/1/2011             A/A3          710,000       723,802
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; insured: AGM)                                                     AAA/NR       1,185,000     1,273,697
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; insured: AGM)                                                     AAA/NR       2,225,000     2,362,016
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,120,740
          Colorado HFA, 5.00% due 7/1/2039 put 11/8/2012 (Catholic Health)          AA/Aa2       3,500,000     3,760,295
          Colorado HFA, 5.00% due 7/1/2039 put 11/12/2013 (Catholic Health)         AA/Aa2       5,000,000     5,435,000
          Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health)         AA/Aa2       3,000,000     3,267,990
          Denver  City  and  County  Airport  System,   5.00%  due  11/15/2016
          (Insured: Natl-Re)                                                        A+/A1        1,515,000     1,659,758
          Denver  City  and  County  Airport  System,   5.00%  due  11/15/2017
          (Insured: Natl-Re)                                                        A+/A1        1,000,000     1,089,960
          Denver  Convention  Center  Hotel,  5.25%  due  12/1/2014  (Insured:
          Syncora)                                                                BBB-/Baa3      3,450,000     3,542,943
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                               A/Baa1       1,910,000     1,542,153
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AAA/NR       1,000,000     1,120,150
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AAA/NR       1,035,000     1,148,457
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AAA/NR       1,525,000     1,685,933
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AAA/NR       1,200,000     1,364,112
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AAA/NR       1,000,000     1,139,070
          Plaza   Metropolitan   District,   7.125%  due   12/1/2010   (Public
          Improvement Fee/Tax Increment)                                            NR/NR        2,270,000     2,270,885
          Plaza   Metropolitan   District,   7.60%   due   12/1/2016   (Public
          Improvement Fee/Tax Increment)                                            NR/NR        6,000,000     5,876,880
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AAA/NR         930,000     1,093,290
        Connecticut -- 0.08%
          Connecticut  Development  Authority  PCR,  5.75%  due  6/1/2026  put
          2/1/2012                                                                 NR/Baa2       1,000,000     1,053,720
          Connecticut  Health & Educational  Facilities,  3.50% due 11/15/2029
          put 2/1/2012 (Ascension Health)                                           AA/Aa1         965,000       992,840
        Delaware -- 0.13%
          Delaware  EDA,  5.50% due 7/1/2025 put  7/1/2010  (Delmarva  Power &
          Light)                                                                   BBB/Baa2      2,045,000     2,086,841
          Delaware HFA, 5.25% due 6/1/2011 (Beebe Medical Center)                 BBB+/Baa1      1,275,000     1,300,984
        District of Columbia -- 1.42%
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A2        3,000,000     3,307,500
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        5,950,000     6,311,343
          District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)               A/A2        2,875,000     3,220,029
          District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)               A/A2        4,125,000     4,599,994
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)            A/A2        5,000,000     5,302,700
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/A1        5,000,000     5,853,000
          District  of  Columbia  Tax  Increment,  0% due  7/1/2011  (Mandarin
          Oriental; Insured: AGM)                                                  AAA/Aa3       1,990,000     1,942,121
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AAA/Aa3       1,480,000     1,406,429
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       2,000,000     1,691,360
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       4,000,000     2,989,640
        Florida -- 10.02%
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                    A+/A1        4,000,000     4,423,760
          Broward County Port Facilities, 5.00% due 9/1/2013                        A-/A2        2,000,000     2,177,740
          Broward County Port Facilities, 5.00% due 9/1/2017                        A-/A2        2,820,000     3,001,213
          Broward County Port Facilities, 5.50% due 9/1/2018                        A-/A2        3,500,000     3,816,050
          Broward County Port Facilities, 5.50% due 9/1/2019                        A-/A2        2,800,000     3,044,132
          Broward  County  School  Board  COP,  5.00% due  7/1/2010  (Insured:
          AMBAC)                                                                    NR/A1        2,000,000     2,006,600
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AAA/Aa3       7,630,000     8,458,770
          Broward County School Board COP, 5.00% due 7/1/2017 (Insured: FGIC)       A+/A1        1,000,000     1,091,720
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                  A/Baa1       1,820,000     1,898,023
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                  A/Baa1       3,260,000     3,309,519
          Capital Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
          11/1/2010 (Shadow Run; Collateralized: FNMA)                              NR/Aaa       3,190,000     3,275,620
          Crossings  at  Fleming  Island  Community  Development,   5.45%  due
          5/1/2010 (Insured: Natl-Re)                                               A/Baa1         825,000       830,412
          Escambia County HFA, 5.125% due 10/1/2014 (Baptist  Hospital/Baptist
          Manor)                                                                  BBB-/Baa1      2,350,000     2,357,708
          Escambia  County HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
          (Charity Obligated Group)                                                 NR/Aaa       2,540,000     2,562,657
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AAA/Aa3       1,605,000     1,780,346
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AAA/Aa3       1,500,000     1,657,845
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,980,540
          Florida  State  Board  of  Education  Lottery  Revenue,   5.00%  due
          7/1/2016 (Insured: Natl-Re/FGIC)                                          AAA/A2       5,000,000     5,015,250
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,180,780
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       831,061
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       991,672
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,009,230
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,376,050
          Florida  State  Division  of  Bond  Finance,   5.375%  due  7/1/2011
          (Preservation 2000; Insured: Natl-Re/FGIC)                                AA-/A1       2,515,000     2,548,148
          Gainesville  Utilities  Systems  Revenue,  0.28% due  10/1/2026  put
          1/4/2010 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2      27,705,000    27,705,000
          Gainesville  Utilities  Systems  Revenue,  0.30% due  10/1/2026  put
          1/4/2010 (SPA: Suntrust Bank) (daily demand notes)                        AA/Aa2       5,600,000     5,600,000
          Highlands County HFA, 5.00% due 11/15/2016 (Adventist/Sunbelt)            A+/A1        1,000,000     1,070,870
          Highlands County HFA, 5.00% due 11/15/2017 (Adventist/Sunbelt)            A+/A1        3,200,000     3,389,760
          Highlands County HFA, 5.00% due 11/15/2019 (Adventist/Sunbelt)            A+/A1        3,000,000     3,115,920
          Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: FGIC)        A+/A3        5,000,000     5,246,500
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      6,410,000     6,781,652
          Hillsborough  County  IDA PCR,  5.00% due  12/1/2034  put  3/15/2012
          (Tampa Electric Co.; Insured: AMBAC)                                     BBB/Baa1      3,250,000     3,379,447
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                       NR/Baa1       2,000,000     2,026,440
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                       NR/Baa1       2,000,000     2,000,940
          JEA, 5.25% due 10/1/2012 (St. John's River Park Systems)                 AA-/Aa2       5,000,000     5,349,250
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,900,057
          JEA, 5.00% due 10/1/2018 (Water & Sewer Systems)                         AA-/Aa3       1,500,000     1,650,780
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,028,080
          Miami  Dade  County  Educational  Facilities  Authority,  5.00%  due
          4/1/2016 (University of Miami; Insured: AMBAC; GO of University)          A-/A2        3,000,000     3,267,180
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa3       4,540,000     5,051,340
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AAA/Aa3       3,845,000     3,055,891
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AAA/Aa3       3,535,000     2,631,666
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AAA/Aa3       2,435,000     1,694,273
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AAA/Aa3       5,385,000     3,489,588
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AAA/Aa3       2,170,000     1,315,476
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A3        1,000,000     1,088,340
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A3        1,000,000     1,083,580
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A3        4,015,000     4,299,382
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A3        1,000,000     1,068,460
          Miami Dade County School Board COP,  5.50% due 5/1/2030 put 5/1/2011
          (Insured: Natl-Re)                                                         A/A3        1,010,000     1,044,916
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AAA/Aa3       5,000,000     5,718,050
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3       1,735,000     1,821,177
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                              A/A3        1,245,000     1,344,812
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                              A/A3        2,040,000     2,188,594
          Miami GO, 5.00% due 1/1/2019 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                              A/A3        1,870,000     1,991,251
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)            A/A3        1,970,000     2,160,243
          Orange County HFA, 4.00% due 1/1/2013 (The Nemours Foundation)            AA+/NR         200,000       211,112
          Orange County HFA, 4.00% due 1/1/2014 (The Nemours Foundation)            AA+/NR         430,000       455,753
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                   NR/A2        2,790,000     2,980,975
          Orange County HFA, 4.00% due 1/1/2015 (The Nemours Foundation)            AA+/NR         200,000       210,934
          Orange County HFA, 4.00% due 1/1/2016 (The Nemours Foundation)            AA+/NR         275,000       285,552
          Orange County HFA, 4.00% due 1/1/2017 (The Nemours Foundation)            AA+/NR         600,000       615,858
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                   NR/A2        1,980,000     2,057,161
          Orange County HFA, 5.00% due 1/1/2018 (The Nemours Foundation)            AA+/NR         420,000       453,886
          Orange County HFA, 5.00% due 1/1/2019 (The Nemours Foundation)            AA+/NR         500,000       537,480
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                   NR/A2        3,000,000     3,101,550
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A1        5,695,000     6,261,823
          Palm  Beach  County  Public  Improvement,  5.00% due  11/1/2030  put
          11/1/2011 (Convention Center; Insured: FGIC)                             AA+/Aa1       3,000,000     3,169,290
          Palm Beach County  School Board COP,  5.375% due 8/1/2017  (Insured:
          AMBAC)                                                                    AA-/A1       7,000,000     7,424,830
          Palm Beach  County  School Board COP,  5.00% due 8/1/2025  (Insured:
          FGIC)                                                                     AA-/A1       1,500,000     1,561,320
          Pelican Marsh  Community  Development  District,  5.00% due 5/1/2011
          (Insured: Radian)                                                         AA/NR        1,110,000     1,097,002
          Port Everglades Authority, 5.00% due 9/1/2016 (Insured: AGM)             AAA/Aa3       9,990,000    10,049,940
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                              A-/Baa1      10,000,000    10,613,200
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                    AA-/Aa3       1,560,000     1,683,786
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                    AA-/Aa3       4,610,000     4,928,827
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        2,755,000     2,852,858
          Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa Bay
          Arena; Insured: Natl-Re)                                                  A/Baa1       1,500,000     1,585,380
          University of Central Florida Athletics  Association Inc. COP, 5.00%
          due 10/1/2016 (Insured: FGIC)                                              A/NR        1,640,000     1,718,425
        Georgia -- 3.27%
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AAA/Aa3       3,850,000     4,231,073
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2016  (Insured:
          AGM)                                                                     AAA/Aa3       3,215,000     3,530,906
          Atlanta Water & Wastewater  Revenue,  5.50% due 11/1/2016  (Insured:
          Natl-Re/FGIC)                                                             A/Baa1       8,215,000     8,868,996
          Atlanta Water & Wastewater  Revenue,  5.00% due 11/1/2017  (Insured:
          AGM)                                                                     AAA/Aa3       4,745,000     5,149,179
          Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                   A/Baa1       5,650,000     6,263,025
          Burke County PCR,  4.375% due 10/1/2032 put 4/1/2010  (Georgia Power
          Co.)                                                                       A/A2        5,000,000     5,040,550
          Burke  County  PCR,  4.75% due  1/1/2039  put  4/1/2011  (Oglethorpe
          Power; Insured: Natl-Re)                                                   A/A3       10,000,000    10,438,300
          Fulton  County  Facilities  COP,  5.90% due  11/1/2019  pre-refunded
          11/1/2010 (Insured: AGM-CR AMBAC)                                        AAA/Aa3      16,865,000    17,826,474
          Gainesville  Water & Sewer Revenue,  6.00% due 11/15/2012  (Insured:
          Natl-Re/FGIC)                                                             AA-/A2       1,200,000     1,292,412
          Lagrange Troup County Hospital Authority, 5.00% due 7/1/2018              A+/A1        2,500,000     2,692,650
          Main Street Natural Gas Inc., 5.00% due 3/15/2013 (Merrill Lynch)          A/A2        1,500,000     1,576,425
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (JP Morgan)             A+/Aa3       3,000,000     3,230,100
          Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Merrill Lynch)          A/A2        3,590,000     3,778,331
          Main Street Natural Gas Inc., 5.00% due 3/15/2015 (Merrill Lynch)          A/A2        2,000,000     2,082,540
          Monroe  County   Development   Authority  PCR,  6.75%  due  1/1/2010
          (Oglethorpe Power; Insured: Natl-Re)                                       A/A3        2,000,000     2,000,000
          Monroe  County   Development   Authority  PCR,  6.80%  due  1/1/2012
          (Oglethorpe Power; Insured: Natl-Re)                                       A/A3        1,000,000     1,099,000
          Monroe  County  Development  Authority  PCR,  4.50% due 7/1/2025 put
          4/1/2011 (Georgia Power Co.)                                               A/A2        5,000,000     5,182,750
        Guam -- 0.51%
          Guam  Educational  Financing  Foundation  COP,  5.00% due  10/1/2010
          (Guam Public Schools)                                                     A-/NR        1,000,000     1,010,540
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016          BBB-/NR       5,610,000     5,821,721
          Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017          BBB-/NR       2,000,000     2,064,320
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018          BBB-/NR       3,000,000     3,140,340
          Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019          BBB-/NR       1,000,000     1,035,270
        Hawaii -- 0.28%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 A/Baa1       1,150,000     1,195,655
          Hawaii  State  Department  of Budget & Finance,  4.95% due  4/1/2012
          (Hawaiian Electric Company; Insured: Natl-Re)                             A/Baa1       5,750,000     6,037,845
        Idaho -- 0.11%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,640,000     1,586,553
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,336,810
        Illinois -- 8.50%
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/A2        1,500,000     1,197,945
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/A2        2,000,000     1,493,360
          Broadview Tax Increment Revenue, 5.375% due 7/1/2015                      NR/NR        3,400,000     3,357,908
          Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                      AA-/A1       4,100,000     4,618,527
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                  AA-/A1       1,000,000     1,099,220
          Chicago Gas Supply,  4.75% due 3/1/2030 put  6/30/2014  (Peoples Gas
          Light & Coke)                                                             A-/A2        1,500,000     1,525,140
          Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                         AA-/Aa3       1,000,000     1,097,880
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                       AA-/Aa3       2,435,000     2,591,595
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: FGIC)               AA-/Aa3       2,670,000     2,156,719
          Chicago GO, 5.40% due 1/1/2018 (Insured: AGM)                            AAA/Aa3       3,000,000     3,005,340
          Chicago GO, 0.31% due 1/1/2040 put 1/8/2010 (Insured:  AGM/SPA-Dexia)
          (weekly demand notes)                                                    AAA/Aa3      27,900,000    27,900,000
          Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       NR/Aaa       2,300,000     2,357,201
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AAA/Aa3       8,460,000     9,384,932
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AAA/Aa3       2,000,000     2,204,820
          Chicago Metropolitan Water Reclamation District,  7.00% due 1/1/2011
          (ETM)                                                                     NR/Aaa         380,000       391,962
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,294,248
          Chicago Park District Parking Facility, 5.75% due 1/1/2010 (ETM)         NR/Baa1       1,000,000     1,000,000
          Cook  County  Community  Consolidated  School  District  GO,  0% due
          12/1/2010 (Insured: AGM)                                                  NR/Aa3       2,000,000     1,990,020
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: FGIC)                                    NR/A1        2,500,000     3,354,700
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: FGIC)                                                      NR/Aa3       2,250,000     2,835,585
          Cook County GO, 3.25% due 11/15/2011                                      AA/Aa3       1,250,000     1,303,100
          Cook County GO, 5.00% due 11/15/2012                                      AA/Aa3       6,000,000     6,609,120
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re)                   AA/Aa3       3,995,000     4,664,003
          Illinois  DFA,  6.00% due  11/15/2010  (Adventist  Health;  Insured:
          Natl-Re)                                                                 AA/Baa1       3,860,000     3,980,008
          Illinois  DFA,  6.00% due  11/15/2011  (Adventist  Health;  Insured:
          Natl-Re)                                                                 AA/Baa1       1,000,000     1,037,440
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        2,625,000     2,792,055
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,000,000     3,151,020
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                A+/A1        3,500,000     3,714,865
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,475,540
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,000,000     3,146,010
          Illinois  Finance  Authority,   5.00%  due  11/1/2014  (Cent  Dupage
          Health)                                                                   AA/NR        5,000,000     5,451,300
       b  Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     NR/Aa2       2,800,000     2,890,916
          Illinois  Finance  Authority,   5.00%  due  11/1/2015  (Cent  Dupage
          Health)                                                                   AA/NR        5,000,000     5,396,800
       b  Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     NR/Aa2       1,250,000     1,342,750
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                          A/A3        1,000,000     1,046,420
          Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health)         AA/Aa2       1,000,000     1,095,830
          Illinois  Finance  Authority,  3.875%  due  11/1/2030  put  5/1/2012
          (Advocate Health)                                                         AA/Aa2       2,000,000     2,050,180
          Illinois  Finance   Authority,   0.20%  due  8/1/2043  put  1/4/2010
          (University of Chicago  Medical  Center;  Insured:  JP Morgan Chase)
          (daily demand notes)                                                     AAA/Aaa       8,090,000     8,090,000
          Illinois Finance Authority Student Housing, 5.00% due 5/1/2014           NR/Baa3       3,895,000     3,844,092
          Illinois HFA, 6.50% due 2/15/2010 (Iowa Health System) (ETM)              NR/Aa3       1,465,000     1,473,233
          Illinois HFA,  6.00% due  2/15/2011  (Iowa Health  System;  Insured:
          AMBAC) (ETM)                                                              NR/Aa3       1,560,000     1,586,239
          Illinois  HFA,  5.50%  due  11/15/2011  (Methodist  Medical  Center;
          Insured: Natl-Re)                                                          A/A2        3,000,000     3,005,310
          Illinois HFA, 5.00% due 11/15/2013  (Northwestern  Medical Facility;
          Insured: Natl-Re)                                                         NR/A2        2,470,000     2,483,733
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                   A-/A3        1,500,000     1,545,135
          Illinois HFA, 0.25% due 7/1/2032 put 1/4/2010  (Northwest  Community
          Hospital) (daily demand notes)                                           AA-/Aa3       3,900,000     3,900,000
          Illinois Hospital District GO, 5.50% due 1/1/2010 (Insured: FGIC)          A/NR        1,040,000     1,040,000
          Illinois Sales Tax, 5.00% due 6/15/2011                                   AAA/A2       6,050,000     6,403,683
          Illinois Sales Tax, 3.50% due 6/15/2012                                   AAA/A2       6,055,000     6,376,036
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A2       6,455,000     6,850,885
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A2       6,455,000     6,808,153
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A2       3,000,000     3,176,910
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A2       4,000,000     4,235,880
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: FGIC)                                                           AA/NR        2,780,000     3,163,473
          Kane  County  Waubonsee   Community  College  District  GO,  0%  due
          12/15/2013 (Insured: FGIC)                                               AA-/Aa3       3,000,000     2,575,260
          Lake County  Community  High School  District  GO, 0% due  12/1/2011
          (Insured: FGIC)                                                           NR/NR        3,235,000     3,090,978
          Mc Lean & Woodford  Counties  United  School  District GO, 6.25% due
          12/1/2014 (Insured: AGM)                                                  NR/Aa3       1,005,000     1,103,410
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2010 (Insured: FGIC)                                            A/NR        1,000,000     1,000,000
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2012 (Insured: FGIC)                                            A/NR        2,200,000     2,088,394
          Melrose Park Water Revenue, 5.20% due 7/1/2018 (Insured: Natl-Re)         A/Baa1       1,190,000     1,209,718
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2013 (McCormick Place; Insured: Natl-Re)                         AAA/A3       1,045,000       950,271
          Metropolitan  Pier & Exposition  Authority  Dedicated  State Tax, 0%
          due 6/15/2016 (McCormick Place; Insured: FGIC)                             A/A3       11,295,000     8,898,201
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,034,340
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,000,000     1,018,150
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                      BBB/Baa2      1,935,000     1,960,136
        Indiana -- 4.48%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR        1,370,000     1,376,439
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.75%  due
          10/1/2010 (ETM)                                                           NR/Aa3       1,115,000     1,160,748
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2014 (Insured: Syncora)                                              NR/Aa3       1,000,000     1,119,750
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2015 (Insured: Syncora)                                              NR/Aa3       1,480,000     1,654,255
          Allen  County  Jail  Building  Corp.   First  Mortgage,   5.00%  due
          10/1/2016 (Insured: Syncora)                                              NR/Aa3       1,520,000     1,675,162
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A3        1,000,000     1,074,980
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC/State Aid Withholding)                                               A/NR        2,500,000     2,722,025
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          FGIC)                                                                     A+/A1        1,000,000     1,083,840
          Boonville  Junior High School Building Corp., 0% due 7/1/2010 (State
          Aid Withholding)                                                           A/NR          850,000       840,463
          Boonville  Junior High School Building Corp., 0% due 1/1/2011 (State
          Aid Withholding)                                                           A/NR          850,000       829,796
          Boonville  Junior High School Building Corp., 0% due 7/1/2011 (State
          Aid Withholding)                                                           A/NR          950,000       914,575
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM; State Aid Withholding)                                              AAA/Aa3       1,250,000     1,340,250
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                   AA/Aa2       1,575,000     1,340,545
          Center Grove Building Corp.,  5.00% due 7/15/2010  (Insured:  AMBAC)
          (ETM)                                                                     AA+/NR       1,135,000     1,163,886
          Central  High  School  Building  Corp.,  5.00% due  2/1/2011  (First
          Mortgage; Insured: AMBAC; State Aid Withholding)                          AA+/NR       1,970,000     2,065,821
          Clay Multiple School Building Corp., 4.00% due 7/15/2015                  AA+/NR       1,000,000     1,061,640
          Clay Multiple School Building Corp., 5.00% due 7/15/2016                  AA+/NR       1,295,000     1,441,231
          Clay Multiple School Building Corp., 5.00% due 1/15/2017                  AA+/NR       1,000,000     1,110,770
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,099,960
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,095,310
          Indiana Bond Bank, 4.80% due 2/1/2014                                     AAA/NR       4,060,000     4,070,475
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/Aa3       1,545,000     1,638,457
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/Aa3       5,000,000     5,127,700
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,596,810
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,269,529
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,042,930
          Indiana Health Facilities,  5.75% due 11/1/2021 pre-refunded 11/1/11
          (Sisters of St. Francis)                                                  NR/Aa3       3,545,000     3,899,323
       a  Indiana  Health  Facilities,  3.625%  due  11/15/2036  put  8/1/2011
          (Ascension Health)                                                        NR/Aa1       3,955,000     4,099,357
          Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00% due
          7/15/2016 (Insured: Natl-Re)                                             AA/Baa1       5,000,000     5,589,050
          Indiana State Finance Authority Revenue,  5.00% due 7/1/2011 (Wabash
          Correctional Facilities)                                                 AA+/Aa2       1,390,000     1,474,290
          Indiana  State  Finance  Authority   Revenue,   4.90%  due  1/1/2016
          (Indianapolis Power & Light Co.)                                          BBB/A3      11,650,000    12,229,820
          Indiana  State  Finance  Authority   Revenue,   5.00%  due  7/1/2016
          (Forensic & Health Science; Insured: Natl-Re)                            AA+/Aa2       1,030,000     1,161,850
          Indiana State Finance Authority Revenue,  5.25% due 7/1/2018 (Wabash
          Correctional Facilities)                                                 AA+/Aa2       1,000,000     1,139,220
          Indiana  State  Finance  Authority   Revenue,   5.25%  due  7/1/2018
          (Rockville Correctional Facilities)                                      AA+/Aa2       2,150,000     2,449,323
          Indiana State Finance Authority Revenue, 5.00% due 11/1/2018             AA+/Aa3       2,000,000     2,224,720
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A3       1,000,000     1,103,950
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            AA-/A3       1,000,000     1,103,970
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: FGIC)                                                           AA/Aa2       1,030,000     1,138,129
          Indianapolis   Multi-School  Building  Corp.,  5.50%  due  7/15/2015
          (First Mortgage; Insured: Natl-Re)                                       AA/Baa1       1,690,000     1,934,256
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,081,060
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,622,175
          Knox Middle School Building Corp.  First Mortgage,  0% due 1/15/2020
          (Insured: FGIC; State Aid Withholding)                                     A/NR        1,295,000       756,811
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,200,000     1,363,440
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,250,000     1,421,437
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2013
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,055,000     1,169,510
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2014
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,135,000     1,270,667
          Mount Vernon of Hancock County First  Mortgage,  5.00% due 7/15/2015
          (Insured: Natl-Re; State Aid Withholding)                                A+/Baa1       1,140,000     1,276,344
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,819,343
          Perry  Township  Multi School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM; State Aid Withholding)                                     NR/Aa3       2,130,000     2,393,247
          Peru Community School Corp.  First Mortgage,  0% due 7/1/2010 (State
          Aid Withholding)                                                           A/NR          835,000       825,631
          Plainfield  Community  High School  Building Corp.  First  Mortgage,
          5.00% due 1/15/2015 (Insured: Natl-Re/FGIC)                                A/NR        1,445,000     1,616,175
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,533,247
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,105,670
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC; State Aid Withholding)                            AA+/NR       1,785,000     2,013,587
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC; State Aid Withholding)                                      AA+/NR       2,895,000     3,253,806
          Wawasee  Community School Corp. First Mortgage,  5.50% due 7/15/2010
          (State Aid Withholding) (ETM)                                             AA+/NR         510,000       517,415
          Wawasee  Community School Corp. First Mortgage,  5.50% due 7/15/2011
          (State Aid Withholding) (ETM)                                             AA+/NR       1,095,000     1,161,412
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa1      1,335,000     1,519,003
          West  Clark  School  Building  Corp.   First  Mortgage,   5.75%  due
          7/15/2011 (Insured: Natl-Re/FGIC; State Aid Withholding)                  AA+/NR       2,080,000     2,239,890
        Iowa -- 1.19%
          Ankeny  Community  School  District  Sales & Services Tax, 5.00% due
          7/1/2010                                                                  AA-/NR       2,900,000     2,961,248
          Des Moines  Limited  Obligation,  4.40% due  12/1/2015 put 12/1/2011
          (Des Moines Parking Associates; LOC: Wells Fargo Bank)                    NR/NR        2,270,000     2,273,360
          Dubuque Community School District, 2.75% due 7/1/2011                     NR/NR          450,000       454,631
          Dubuque Community School District, 2.75% due 1/1/2012                     NR/NR        1,500,000     1,517,820
          Dubuque Community School District, 5.00% due 1/1/2013                     NR/A3        1,600,000     1,612,672
          Dubuque Community School District, 5.00% due 7/1/2013                     NR/A3        1,640,000     1,652,136
          Iowa Finance Authority, 6.50% due 2/15/2010 (Iowa Health Services)        NR/Aa3       2,955,000     2,971,696
          Iowa Finance Authority, 5.75% due 12/1/2010 (Trinity Health)              AA/Aa2       1,160,000     1,196,528
          Iowa Finance Authority,  6.00% due 2/15/2011  pre-refunded 2/15/2010
          (Iowa Health Services; Insured: AMBAC)                                    NR/NR        3,145,000     3,197,930
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2014  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,500,000     2,732,525
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2015  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       2,300,000     2,514,889
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,734,192
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2016  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,500,000     1,638,210
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,600,000     1,720,304
          Iowa Health  Facilities  Revenue,  5.00% due 8/15/2017  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3         990,000     1,069,705
          Iowa Health  Facilities  Revenue,  5.00% due 2/15/2018  (Iowa Health
          System; Insured: AGM)                                                     NR/Aa3       1,405,000     1,498,545
        Kansas -- 1.07%
          Burlington  Environmental  Improvement,   5.00%  due  12/1/2023  put
          4/1/2011 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       2,800,000     2,884,812
          Burlington  Environmental  Improvement,   5.25%  due  12/1/2023  put
          4/1/2013 (Kansas City Power & Light; Insured: Syncora)                   BBB+/A3       5,000,000     5,329,700
          Burlington  Environmental  Improvement,   5.375%  due  9/1/2035  put
          4/1/2013 (Kansas City Power & Light; Insured: FGIC)                       A/Baa1      12,400,000    13,265,148
          Johnson County USD GO, 4.50% due 10/1/2014                                AA/Aa1       5,750,000     6,088,043
        Kentucky -- 0.66%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AAA/Aa3       2,145,000     2,449,933
          Kentucky  Economic  DFA,  5.40% due  10/1/2010  (Norton  Healthcare;
          Insured: Natl-Re) (ETM)                                                    A/NR        3,775,000     3,909,202
       a  Kentucky  Economic  DFA,  5.40% due  10/1/2010  (Norton  Healthcare;
          Insured Natl-Re)                                                          A/Baa1       4,055,000     4,124,016
          Kentucky  Economic  DFA,  0%  due  10/1/2021   (Norton   Healthcare;
          Insured: Natl-Re)                                                         A/Baa1       2,100,000     1,041,894
          Kentucky Economic DFA, 5.00% due 5/1/2039 (Catholic Health)               AA/Aa2       5,000,000     5,443,600
        Louisiana -- 2.28%
          East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: AGM)                AAA/Aa3       3,000,000     3,291,420
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,092,347
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                  AAA/Aa3       2,000,000     2,182,700
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      NR/Ba3         545,000       526,775
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,600,545
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)                   A+/A3        1,500,000     1,598,550
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2015 (Independence Stadium)                       A/NR        1,000,000     1,077,790
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2016 (Independence Stadium)                       A/NR        1,000,000     1,067,010
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2017 (Independence Stadium)                       A/NR        1,265,000     1,338,155
          Louisiana   Environmental   Facilities   &   Community   Development
          Authority, 5.00% due 3/1/2018 (Independence Stadium)                       A/NR        1,000,000     1,052,080
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2014
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,042,880
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2015
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,825,000     1,885,426
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2016
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,027,660
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2017
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,035,000     1,045,743
          Louisiana Public Facilities  Authority Revenue,  5.00% due 5/15/2018
          (Ochsner Clinic Foundation)                                              NR/Baa1       1,000,000     1,001,160
          Louisiana Public Facilities  Authority Revenue,  7.00% due 12/1/2038
          put 12/1/2011 (Cleco Power LLC)                                          BBB/Baa2      9,000,000     9,667,260
          Louisiana  State  Citizens  Property   Insurance  Corp.,  5.00%  due
          6/1/2015 (Insured: AMBAC)                                                A-/Baa2      10,265,000    10,847,641
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                 AA-/A1       4,000,000     4,377,760
          Louisiana  State Offshore  Terminal  Authority,  4.25% due 10/1/2037
          put 10/1/2010 (Deepwater Port Loop LLC)                                    A/A3        4,200,000     4,256,490
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 (Insured: Radian)                                      NR/NR        1,505,000     1,706,083
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,452,824
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,021,653
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,117,721
          Regional  Transportation  Authority,  8.00% due 12/1/2011  (Insured:
          FGIC)                                                                     A-/NR        1,250,000     1,365,475
        Maryland -- 0.12%
          Maryland Health & Higher Educational Facilities,  5.00% due 1/1/2017
          (Washington County Hospital)                                             BBB-/NR       1,000,000     1,014,740
          Maryland Health & Higher Educational Facilities,  5.00% due 1/1/2018
          (Washington County Hospital)                                             BBB-/NR       1,000,000     1,007,870
          Montgomery  County,  0.20% due 6/1/2026 put 1/4/2010  (daily  demand
          notes)                                                                   AAA/Aaa       1,000,000     1,000,000
        Massachusetts -- 2.08%
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                        AA-/Baa1      1,025,000     1,061,377
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        AA-/Baa1      1,080,000     1,109,473
          Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Semass
          Partnership; Insured: Natl-Re)                                           AA-/Baa1      3,720,000     3,806,155
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR        7,500,000     8,046,075
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     8,079,150
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2011 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       2,345,000     2,465,744
          Massachusetts Health & Educational Facilities Authority,  5.375% due
          5/15/2012 (New England Medical Center Hospital; Insured: FGIC) (ETM)      NR/NR        3,415,000     3,764,867
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       2,330,000     2,486,669
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       3,215,000     3,465,577
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                        AAA/NR       1,750,000     1,786,663
          Massachusetts Health & Educational  Facilities Authority,  0.18% due
          8/15/2034  put  1/4/2010  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                               AA-/Aa2       2,300,000     2,300,000
          Massachusetts Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                        A-/NR        1,800,000     1,907,838
          Massachusetts   Western   Turnpike   Revenue,   5.55%  due  1/1/2017
          (Insured: Natl-Re)                                                        A/Aa3       13,160,000    13,216,457
        Michigan -- 4.95%
          City of Battle Creek, 5.00% due 5/1/2020 (Insured:  AMBAC)                AA-/A1       3,200,000     3,364,480
          City of Detroit Water, 5.40% due 7/1/2011 (Insured: Natl-Re)               A/A2        1,000,000     1,040,690
          Detroit  Sewage  Disposal  Revenue,  6.00%  due  7/1/2010  (Insured:
          Natl-Re)                                                                   A/A2        1,380,000     1,404,619
       a  Detroit  Sewage  Disposal  Revenue,  5.00%  due  7/1/2014  (Insured:
          Natl-Re)                                                                   A/A3        2,000,000     2,116,220
       a  Detroit  Sewage  Disposal  Revenue,  5.25%  due  7/1/2019  (Insured:
          Natl-Re)                                                                   A/A2        3,900,000     3,974,997
          Detroit  Sewage  Disposal  Revenue,  5.50% due 7/1/2032 put 1/1/2012
          (Insured: Natl-Re)                                                         A/A3        5,000,000     5,191,550
          Detroit Water Supply System, 6.00% due 7/1/2015 (Insured: Natl-Re)        A+/A2        3,280,000     3,650,607
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      4,215,000     4,252,809
          Dickinson County Healthcare  Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        2,535,000     2,562,657
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          FGIC)                                                                      A/NR        1,980,000     1,716,719
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AAA/Aa3       1,520,000     1,590,908
          Kalamazoo Hospital Finance Authority  Facilities Revenue,  5.00% due
          5/15/2018 (Bronson Hospital; Insured: AGM)                               AAA/Aa3       2,500,000     2,616,625
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       2,000,000     2,136,320
          Kentwood Public Schools GO, 5.00% due 5/1/2015 (Insured: Natl-Re)        AA-/Aa3       4,050,000     4,336,983
          Michigan HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
          AGM)                                                                      AAA/NR       1,085,000     1,087,973
          Michigan  Housing  Development  Authority  Rental  Housing  Revenue,
          5.00% due 4/1/2016 (GO of Authority)                                      AA/NR        5,490,000     5,713,992
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/A1        6,000,000     6,538,500
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/A1        4,000,000     4,401,840
          Michigan  State  COP,  4.25% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                  A/Baa1       5,500,000     5,566,550
          Michigan  State  COP,  5.00% due  9/1/2031  put  9/1/2011  (Insured:
          Natl-Re)                                                                  A/Baa1      10,030,000    10,272,024
          Michigan State HFA, 5.50% due 11/15/2015 (Henry Ford Health System)        A/A1        2,300,000     2,428,340
          Michigan  State  HFA,  5.00%  due   11/15/2017   (Sparrow   Memorial
          Hospital)                                                                 A+/A1        1,000,000     1,041,530
          Michigan State HFA, 5.50% due 11/15/2017 (Henry Ford Health System)        A/A1        1,530,000     1,591,292
          Michigan State HFA, 5.50% due 11/15/2018 (Henry Ford Health System)        A/A1        3,000,000     3,106,230
          Michigan  State HFA,  5.75% due  12/1/2034  put  12/1/2015  (Trinity
          Health)                                                                   AA/Aa2      10,000,000    11,344,700
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2020
          (Trinity Health)                                                          AA/Aa2       1,175,000     1,205,621
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2011   (NSF
          International)                                                            A-/NR        2,240,000     2,312,061
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AAA/Aa3       2,000,000     2,208,180
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                               BBB-/NR       1,000,000       944,010
          Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                      A-/NR        2,500,000     2,663,325
          Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                      NR/NR        2,500,000     2,666,200
          Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put 9/1/2011
          (Detroit Edison Co.; Insured: AMBAC)                                     BBB/Baa1      4,350,000     4,453,312
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  6.25% due
          9/1/2014 (William Beaumont Hospital)                                       A/A1        1,000,000     1,110,850
          Royal Oak Hospital Finance  Authority  Hospital  Revenue,  5.25% due
          8/1/2017 (William Beaumont Hospital)                                       A/A1        5,855,000     6,118,943
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2011                                                                  AA/NR        1,000,000     1,019,450
          Western Townships  Utilities Authority Sewage Disposal GO, 3.00% due
          1/1/2012                                                                  AA/NR          655,000       674,814
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,066,390
       a  Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,074,520
       a  Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,585,000     1,768,575
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,853,115
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,660,200
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,654,710
        Minnesota -- 0.64%
          Dakota County  Community  Development  Agency Multi Family  Housing,
          5.00% due 11/1/2017 (Commons on Marice)                                   NR/NR        1,150,000     1,070,696
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (Healthpartners Obligated Group)                                         BBB/Baa1      1,000,000     1,040,150
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (Healthpartners Obligated Group)                                         BBB/Baa1      2,200,000     2,295,150
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     8,812,624
          St Paul  Housing &  Redevelopment  Authority  Health  Care  Revenue,
          5.00% due 2/1/2018 (Gillette Children's Specialty)                        A-/NR        1,255,000     1,296,227
          St Paul  Housing &  Redevelopment  Authority  Health  Care  Revenue,
          5.25% due 2/1/2020 (Gillette Children's Specialty)                        A-/NR        2,010,000     2,065,436
        Mississippi -- 0.54%
          Gautier  Utility  District  Systems,  5.50% due  3/1/2012  (Insured:
          FGIC)                                                                     NR/NR        1,020,000     1,080,537
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                            AA-/NR       2,325,000     2,475,242
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                            AA-/NR       3,300,000     3,466,056
          Mississippi  Development  Bank  Public  Improvement  GO,  4.75%  due
          7/1/2017                                                                  NR/NR        1,565,000     1,579,351
          Mississippi Development Bank Special Obligation,  5.00% due 1/1/2011
          (Madison County; Insured: AGM-CR FGIC/County Guaranty)                   AAA/Aa3       5,000,000     5,224,650
        Missouri -- 0.28%
          Missouri Development Finance Board Healthcare Facilities,  4.80% due
          11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        NR/Aa2         800,000       822,672
          Missouri State Health & Educational Facilities Authority,  5.00% due
          6/1/2011 (SSM Healthcare Corp.)                                           AA-/NR       1,000,000     1,055,000
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,054,760
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,038,610
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,014,900
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,197,960
        Nebraska -- 0.46%
          Lancaster  County School  District GO, 2.00% due 1/15/2011  (Lincoln
          Park Schools)                                                            AAA/Aa1       1,540,000     1,565,086
          Madison  County  Hospital  Authority,   5.25%  due  7/1/2010  (Faith
          Regional Health Services; Insured: Radian)                                NR/NR          750,000       768,150
          Madison  County  Hospital  Authority,   5.50%  due  7/1/2012  (Faith
          Regional Health Services; Insured: Radian)                                NR/NR        1,625,000     1,770,454
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,523,650
          University of Nebraska Facilities Corp., 2.00% due 7/15/2011              AA/Aa2       2,100,000     2,145,024
        Nevada -- 2.13%
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,494,760
          Clark County GO, 5.00% due 11/1/2017 (insured: AMBAC)                    AA+/Aa1       1,185,000     1,300,075
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,845,000     1,869,428
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,089,920
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa3       6,535,000     7,076,294
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa3       3,000,000     3,224,880
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/Aa3       1,530,000     1,672,367
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/Aa3       2,555,000     2,820,899
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/Aa3       1,000,000     1,032,970
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa3       4,000,000     4,296,240
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa3       4,300,000     4,584,187
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa3       4,000,000     4,225,160
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa2       1,825,000     2,207,100
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa2       2,095,000     2,551,375
          Las Vegas Special Local  Improvement  District,  5.125% due 6/1/2011
          (Insured: AGM)                                                           AAA/Aa3       1,555,000     1,570,006
          Las Vegas Special Local  Improvement  District,  5.375% due 6/1/2013
          (Insured: AGM)                                                           AAA/Aa3       1,075,000     1,083,804
          Las Vegas  Valley  Water  District,  0.35% due 6/1/2036 put 1/4/2010
          (SPA: Dexia) (daily demand notes)                                        AA+/Aa1         700,000       700,000
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa2       1,050,000     1,155,168
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa2       1,000,000     1,090,080
          Las Vegas Water  District GO, 0.35% due 6/1/2036 put 1/4/2010  (SPA:
          Dexia) (daily demand notes)                                              AA+/Aa1       1,200,000     1,200,000
          Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,090,370
          Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,100,000     1,184,062
          Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe Medical Center;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,060,220
          Sparks  Redevelopment  Agency Tax  Allocation,  5.75% due  1/15/2010
          (Insured: Radian)                                                         NR/NR        1,000,000     1,001,010
          Sparks  Redevelopment  Agency Tax  Allocation,  5.75% due  1/15/2011
          (Insured: Radian)                                                         NR/NR        1,285,000     1,301,152
        New Hampshire -- 0.44%
          New Hampshire  Health & Educational  Facilities,  4.50% due 8/1/2014
          (Dartmouth-Hitchcock)                                                     A+/NR        1,835,000     1,946,183
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern NH Health Systems)                                              A-/NR        1,260,000     1,304,768
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern NH Health Systems)                                              A-/NR        1,000,000     1,025,100
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re; GO of Bond Bank)                                                 AA/Aa3       2,985,000     3,398,870
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re; GO of Bond Bank)                                                 AA/Aa3       3,130,000     3,556,556
        New Jersey -- 2.36%
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                 A/Baa1       1,000,000     1,133,550
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                 A/Baa1       1,500,000     1,718,460
          New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                   NR/NR        1,000,000     1,019,810
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000     1,008,540
          New Jersey EDA, 0.20% due 9/1/2031 put 1/4/2010  (LOC:  Bank of Nova
          Scotia/Lloyds TSB Bank plc) (daily demand notes)                          A+/Aa3      28,000,000    28,000,000
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2011 (Insured:
          FGIC)                                                                    BBB/Baa2      5,000,000     5,094,050
          New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012 (Insured:
          FGIC)                                                                    BBB/Baa2      7,375,000     7,573,535
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                     A/A1        6,000,000     6,656,880
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                     A/A1        7,650,000     8,555,225
        New Mexico -- 0.74%
          Albuquerque Airport, 5.50% due 7/1/2013                                    A/A1        1,820,000     2,007,751
          Farmington  PCR,  0.23% due  5/1/2024 put  1/4/2010  (LOC:  Barclays
          Bank) (daily demand notes)                                                AA/Aa3       2,500,000     2,500,000
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                          A/Baa1       2,300,000     2,387,676
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                  AA+/A1       2,365,000     2,663,818
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                  AA+/A1       2,205,000     2,478,023
          New Mexico Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
          AMBAC) (ETM)                                                             AAA/Aa2       4,865,000     5,180,349
          Santa Fe Gross Receipts Tax, 5.00% due 6/1/2011                           AA+/A1       1,750,000     1,849,645
        New York -- 8.36%
          Erie County IDA, 5.00% due 5/1/2015 (Buffalo School District)             AA-/A1       3,000,000     3,364,410
          Erie County IDA, 5.00% due 5/1/2016 (Buffalo School District)             AA-/A1       9,145,000    10,161,284
          Erie County IDA, 5.00% due 5/1/2017 (Buffalo School District)             AA-/A1       7,265,000     8,048,821
          Erie County IDA, 5.00% due 5/1/2018 (Buffalo School District)             AA-/A1       5,000,000     5,517,650
          Monroe County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
          Insured: Radian)                                                          NR/NR        3,910,000     3,936,549
          New York City,  0.22% due 4/1/2035 put 1/4/2010  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa3      31,500,000    31,500,000
          New  York  City GO,  0.20%  due  11/1/2026  put  1/4/2010  (Insured:
          AGM/SPA-Dexia) (daily demand notes)                                      AAA/Aa3       2,000,000     2,000,000
          New York City GO,  0.22%  due  8/1/2028  put  1/4/2010  (SPA:  Dexia)
          (daily demand notes)                                                      AA/Aa3       2,045,000     2,045,000
          New York City IDA, 5.00% due 6/1/2010  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      1,175,000     1,191,450
          New York City IDA, 5.25% due 6/1/2011  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,215,000     2,307,410
          New York City IDA, 5.25% due 6/1/2012  (Lycee  Francais de New York;
          Insured: ACA)                                                            BBB/Baa1      2,330,000     2,476,930
          New  York  City  Municipal  Water  Finance   Authority,   0.25%  due
          6/15/2032  put 1/4/2010  (SPA:  Dexia)(daily  demand notes)              AA+/Aa3       7,700,000     7,700,000
          New  York  City  Municipal  Water  Finance   Authority,   0.25%  due
          6/15/2033  put 1/4/2010  (SPA:  Dexia)  (daily  demand notes)            AAA/Aa2      10,000,000    10,000,000
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aa1       5,000,000     5,564,700
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aa1       2,000,000     2,297,540
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                   AA-/A1       4,865,000     5,377,430
          New York  Dormitory  Authority,  0.20%  due  7/1/2037  put  1/4/2010
          (Cornell  University;  SPA:  Bank of  America  N.A.)  (daily  demand
          notes)                                                                    AA/Aa1       9,125,000     9,125,000
          New  York  Liberty   Development  Corp.,  0.50%  due  12/1/2049  put
          1/18/2011 (World Trade Center)                                            NR/Aaa      25,000,000    24,920,000
          New York State  Dormitory  Authority,  5.00% due  8/15/2010  (Mental
          Health Services; Insured: Natl-Re)                                        AA-/A1       1,600,000     1,643,616
          New York  State  Dormitory  Authority,  5.50%  due  7/1/2012  (South
          Nassau Community Hospital)                                               NR/Baa1       1,820,000     1,895,330
          New York  State  Dormitory  Authority,  5.50%  due  7/1/2013  (South
          Nassau Community Hospital)                                               NR/Baa1       1,500,000     1,574,310
       a  New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: FHA/AGM)                              AAA/Aa3       3,650,000     4,045,295
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AAA/Aa3       4,425,000     4,779,310
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,274,351
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,670,500
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Insured:
          Radian)                                                                 BBB+/Baa1      2,500,000     2,589,950
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,666,300
          New York  State  Dormitory  Authority,  6.625% due  7/1/2018  (Mount
          Sinai Hospital)                                                          BBB+/A2       4,375,000     4,474,619
          New York  State  Dormitory  Authority,  6.625% due  7/1/2019  (Mount
          Sinai Health)                                                            BBB+/A2       1,330,000     1,359,419
          New  York  State  Dormitory  Authority,  5.25%  due  11/15/2026  put
          5/15/2012 (Insured: AMBAC)                                                AA-/A1       4,000,000     4,352,240
          New York State Dormitory Authority,  0.23% due 7/1/2037 put 1/4/2010
          (Cornell University) (daily demand notes)                                 AA/Aa1       3,250,000     3,250,000
          New  York  State   Dormitory   Authority   Aids  Long  Term   Health
          Facilities, 5.00% due 11/1/2012 (Insured: SONYMA)                         NR/Aa1       2,000,000     2,063,140
          New  York  State   Dormitory   Authority   Aids  Long  Term   Health
          Facilities, 5.00% due 11/1/2013 (Insured: SONYMA)                         NR/Aa1       4,600,000     4,745,222
          New  York  State   Dormitory   Authority   Aids  Long  Term   Health
          Facilities, 5.00% due 11/1/2014 (Insured: SONYMA)                         NR/Aa1       1,500,000     1,547,355
          New  York  State  Thruway  Authority  Service  Contract,  5.50%  due
          4/1/2013 (Local Highway & Bridge; Insured: Syncora)                       AA-/A1       1,000,000     1,086,870
          Port  Authority  148th,  5.00%  due  8/15/2017  (Insured:  AGM; GO of
          Authority)                                                               AAA/Aa3       4,725,000     5,399,399
          Tobacco Settlement Financing Corp. Asset Backed, 5.00% due 6/1/2011       AA-/NR       1,695,000     1,792,106
          Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013       AA-/A1       1,145,000     1,152,294
          Tobacco Settlement  Financing Corp. Asset Backed, 5.25% due 6/1/2013
          (Insured: Syncora)                                                        AA-/A1         715,000       719,369
          Tobacco Settlement Financing Corp. Asset Backed, 5.50% due 6/1/2015       AA-/A1       3,000,000     3,043,170
          Tompkins  County  IDA,  0.20% due  7/1/2037  put  1/4/2010  (Cornell
          University; Insured: JP Morgan Chase Bank) (daily demand notes)           AA/Aa1         700,000       700,000
          Tompkins  County  IDA,  0.22% due  7/1/2037  put  1/4/2010  (Cornell
          University; Insured: JP Morgan Chase Bank) (daily demand notes)           AA/Aa1       1,660,000     1,660,000
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,762,916
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,312,270
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,353,160
        North Carolina -- 2.19%
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,698,969
          Charlotte Mecklenberg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,146,980
          Mecklenburg County COP, 5.00% due 2/1/2011                               AA+/Aa1       1,000,000     1,048,870
          North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2011       A-/Baa1       3,000,000     3,116,190
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        A-/Baa1         650,000       695,318
          North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        A-/Baa1       1,100,000     1,180,729
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,154,360
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,840,760
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     8,529,300
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AAA/Aa1       5,700,000     6,669,513
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AAA/Aa3       3,000,000     3,254,580
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          (Correctional Facilities)                                                AA+/Aa1       2,400,000     2,591,832
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                         AAA/Aa3       1,000,000     1,075,980
          North Carolina  Municipal Power Agency,  6.00% due 1/1/2010 (Catawba
          Electric; Insured: Natl-Re)                                                A/A2        2,400,000     2,400,000
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        2,505,000     2,776,041
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,000,000     3,360,990
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 (Correctional Facilities)                                       AA+/Aa1       5,000,000     5,460,100
          University  of  North  Carolina  Systems  Pool  Revenue,  5.00%  due
          4/1/2012 (Insured: AMBAC)                                                 NR/NR        1,030,000     1,106,117
          Wake County GO, 5.00% due 3/1/2011                                       AAA/Aaa       4,000,000     4,217,240
        North Dakota -- 0.10%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000     1,014,270
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB+/NR       1,560,000     1,592,588
        Ohio -- 2.48%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AAA/NR       3,000,000     3,377,310
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AAA/NR       2,000,000     2,265,160
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A2        4,500,000     4,905,180
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A2        5,015,000     5,432,148
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa3       1,000,000     1,114,720
          Hudson City GO, 6.35% due 12/1/2011  pre-refunded 12/1/2010 (Library
          Improvement)                                                              NR/Aa1         960,000     1,031,674
          Montgomery   County,    6.00%   due   12/1/2010   (Catholic   Health
          Initiatives)                                                              AA/Aa2       1,530,000     1,579,342
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,720,550
          Montgomery  County,  4.10% due  10/1/2041 put  11/10/2011  (Catholic
          Health Initiatives)                                                      AAA/Aa2       2,500,000     2,611,800
          Ohio State  Higher  Educational  Facilities,  0.20% due 1/1/2043 put
          1/4/2010 (Cleveland Clinic) (daily demand notes)                         AA-/Aa2       4,000,000     4,000,000
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (First Energy Nuclear)                                                   BBB/Baa1      5,000,000     5,251,200
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (First Energy Nuclear)                                     BBB/Baa2      2,500,000     2,657,800
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          (Columbus Southern Power Co.)                                             BBB/A3       4,800,000     4,907,904
          Ohio State  Higher  Educational  Facilities,  0.20% due 4/1/2022 put
          1/4/2010  (Kenyon  College;  Insured:  Harris  Bank)  (daily  demand
          notes)                                                                    A+/A1        6,900,000     6,900,000
          Ohio State  Higher  Educational  Facilities,  0.20% due 8/1/2033 put
          1/4/2010  (Kenyon  College;  SPA: Bank One  Illinois)  (daily demand
          notes)                                                                    A+/A1        8,600,000     8,600,000
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,000,000     1,074,380
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                           BBB/Baa1      5,000,000     5,391,700
        Oklahoma -- 1.55%
          Comanche County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
          Radian)                                                                  BBB-/NR       1,000,000     1,023,800
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,395,101
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,206,460
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,324,960
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,232,572
       b  Oklahoma County ISD, 3.00% due 1/1/2012                                   A+/NR        3,880,000     4,022,318
       b  Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     4,068,762
       b  Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        3,880,000     4,057,394
       b  Oklahoma County ISD, 3.00% due 1/1/2015                                   A+/NR        3,735,000     3,875,735
          Oklahoma DFA, 5.75% due 6/1/2011  pre-refunded  12/1/2010  (Integris
          Health; Insured: AMBAC)                                                   NR/Aa3         740,000       784,030
          Oklahoma  DFA  Health  Facilities,  5.00%  due  8/15/2017  (Integris
          Health)                                                                  AA-/Aa3       4,375,000     4,710,431
          Oklahoma DFA Health Systems,  5.25% due 12/1/2011  (Duncan  Regional
          Hospital)                                                                  A/NR        1,215,000     1,276,127
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                  A/NR        1,330,000     1,421,398
          Oklahoma  State Capital  Improvement  Authority,  0.23% due 7/1/2033
          put 1/4/2010 (daily demand notes)                                         AA/A1        1,100,000     1,100,000
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,244,849
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,157,721
        Oregon -- 0.62%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,000,000     6,380,280
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,106,180
       b  Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2015 (Legacy
          Health)                                                                   A+/A2        1,635,000     1,755,369
       b  Oregon  Facilities  Authority  Revenue,  5.00% due 3/15/2016 (Legacy
          Health)                                                                   A+/A2        1,000,000     1,071,270
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                        AA-/Aa3       1,000,000     1,121,740
          Port of St Helens Pollution  Control,  4.80% due 6/1/2010  (Portland
          General Electric Company)                                               BBB+/Baa2      3,500,000     3,542,070
        Pennsylvania -- 2.53%
          Allegheny   County  Hospital   Development   Authority,   5.50%  due
          12/15/2014 (UPMC Health Systems; Insured: AMBAC)                          NR/Aa3       4,500,000     4,547,610
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,203,670
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,191,220
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR        1,740,000     1,662,814
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                    A/NR        1,915,000     2,095,163
          Commonwealth of Pennsylvania, 5.00% due 2/15/2011                         AA/Aa2       5,000,000     5,258,400
          Northampton  County IDA,  5.35% due 7/1/2010  (Moravian Hall Square;
          Insured: Radian)                                                          NR/NR          615,000       616,390
          Pennsylvania EDA, 3.60% due 9/1/2013 (Waste Management Income)            BBB/NR       2,500,000     2,504,525
          Pennsylvania   EDA,   5.00%  due  12/1/2042  put  6/1/2012   (Exelon
          Generation)                                                               NR/A3        2,550,000     2,700,144
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015                                                                 BBB/Baa2      1,200,000     1,229,544
          Pennsylvania Turnpike Commission Revenue, 0.84% due 12/1/2011             A+/Aa3       2,500,000     2,500,000
          Pennsylvania Turnpike Commission Revenue, 0.87% due 12/1/2012             A+/Aa3       2,500,000     2,500,000
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AAA/Aa3       3,000,000     3,340,350
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB-/Baa2      1,825,000     1,935,139
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AAA/Aa3       3,315,000     3,622,731
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                A-/A2        1,500,000     1,631,385
          Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                A-/A2        1,020,000     1,103,518
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      A/Baa1       3,415,000     3,613,207
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                       BBB/Baa1      1,710,000     1,849,604
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AAA/Aa3       3,000,000     3,280,890
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AAA/Aa3       2,740,000     2,915,935
          Pittsburgh School District GO, 3.00% due 9/1/2011 (Insured: AGM)         AAA/Aa3       1,425,000     1,473,806
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AAA/Aa3       1,670,000     1,743,213
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AAA/Aa3       2,100,000     2,197,839
          Pittsburgh Water & Sewer Authority Revenue,  2.625% due 9/1/2035 put
          9/1/2012 (Insured: AGM)                                                   AAA/NR       2,000,000     2,004,620
          Sayre HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,400,000     1,487,066
       a  Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,096,070
        Rhode Island -- 0.21%
          Providence GO, 5.50% due 1/15/2012 (Insured: FGIC)                         A/A3        1,880,000     2,035,664
          Rhode  Island  COP,  5.00% due  10/1/2014  (Providence  Plantations;
          Insured Natl-Re)                                                          AA-/A1       1,000,000     1,110,660
          Rhode Island State Economic  Development  Corp.,  5.75% due 7/1/2010
          (Providence Place Mall; Insured: Radian)                                  NR/NR          635,000       635,279
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             AA+/NR       1,565,000     1,698,526
        South Carolina -- 1.38%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,388,105
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa3       1,000,000     1,088,320
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Healthcare; Insured: AGM)                                       AAA/Aa3       2,000,000     2,178,220
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,000,000     1,108,240
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,000,000     1,099,860
          South  Carolina Jobs Economic  Development  Carealliance,  5.00% due
          8/15/2014                                                                AAA/Aa3       4,000,000     4,371,840
          South  Carolina Jobs Economic  Development  Carealliance,  5.00% due
          8/15/2015                                                                AAA/Aa3       3,000,000     3,260,130
          York County PCR, 2.25% due 9/15/2024 (North Carolina Electric)             A/A2        7,500,000     7,505,250
          York County PCR, 2.25% due 9/15/2024 (North Carolina Electric)             A/A2        6,500,000     6,504,550
        South Dakota -- 0.09%
          South Dakota State Health & Educational Facilities Authority,  5.50%
          due 9/1/2011 (Rapid City Regional Hospital; Insured: Natl-Re)              A/A1        1,100,000     1,149,698
          South Dakota State Health & Educational Facilities Authority,  5.00%
          due 11/1/2015 (Sanford Health)                                            AA-/A1       1,000,000     1,080,840
        Tennessee -- 1.18%
          Knox County Health,  Educational,  & Housing  Facilities,  5.00% due
          4/1/2017 (University Health Systems)                                     BBB+/NR       3,130,000     3,198,484
          Knox County Health,  Educational,  & Housing  Facilities,  0.27% due
          1/1/2046  put  1/4/2010   (Covenant  Health;   Insured:   AGM,  SPA:
          Suntrust  Bank) (daily demand notes)                                     AAA/Aa3       1,400,000     1,400,000
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                   BB+/Ba3       3,000,000     3,138,210
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                    A/Baa1       5,000,000     5,167,800
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                   BB+/Ba3      11,000,000    11,259,820
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                   BB+/Ba3       5,000,000     5,111,400
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                   BB+/Ba3       1,190,000     1,196,676
        Texas -- 9.09%
       a  Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St. Anthony's
          Hospital Corp.; Insured: AGM)                                             NR/Aa3       1,350,000     1,400,382
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                             AA+/Aa3       1,500,000     1,695,000
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,132,560
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa3       2,890,000     3,287,144
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa3       1,520,000     1,733,423
          Bexar County Housing Finance Corp.  Multi Family Housing,  5.00% due
          1/1/2011 (American Opportunity Housing; Insured: Natl-Re)                NR/Baa1         630,000       628,847
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                         A/Baa1       2,315,000     2,354,841
          Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                        AAA/Aaa       1,700,000     1,797,172
          Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         AAA/NR       1,155,000     1,217,347
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,693,540
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A3        1,025,000     1,116,615
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A2        5,240,000     3,543,602
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A2        5,200,000     5,477,212
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                              BBB+/Baa3      1,160,000     1,211,040
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2017 (Insured: AMBAC)                                              BBB+/Baa3      1,260,000     1,315,440
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                              BBB+/Baa3      1,935,000     1,994,134
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2018 (Insured: AMBAC)                                              BBB+/Baa3      2,035,000     2,097,190
          Dallas  County  Texas  Utility  &  Reclamation  District,  5.00% due
          2/15/2019 (Insured: AMBAC)                                              BBB+/Baa3      2,175,000     2,208,082
          Dallas Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,069,740
          Dallas Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,305,343
          Dallas Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,452,581
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,743,160
          Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                     AAA/Aaa       4,945,000     4,915,973
          Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                     AAA/Aaa       1,245,000     1,219,465
          Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant & Denton
          County)                                                                   AA/Aa2       1,390,000     1,463,865
          Grapevine Colleyville ISD GO, 0% due 8/15/2011 (Guaranty: PSF)           AAA/Aaa       7,350,000     7,273,707
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,633,715
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,517,088
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,109,710
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,595,580
          Harris County Hospital  District,  5.75% due 2/15/2011  pre-refunded
          8/15/2010 (Insured: Natl-Re)                                               A/NR       10,000,000    10,329,500
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A1        1,275,000     1,388,220
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A1        1,500,000     1,600,440
          Harris  County  Sports  Authority  Senior  Lien,  0% due  11/15/2010
          (Insured: Natl-Re)                                                        A/Baa1       3,260,000     3,149,323
          Houston Airport Systems Revenue, 5.00% due 7/1/2015                      AA-/Aa3       2,600,000     2,906,696
          Houston Airport Systems Revenue, 5.00% due 7/1/2017                      AA-/Aa3       1,600,000     1,760,000
          Houston Airport Systems Revenue, 5.00% due 7/1/2018                      AA-/Aa3       1,000,000     1,094,530
       a  Houston Airport Systems Revenue, 5.00% due 7/1/2019                      AA-/Aa3       1,500,000     1,622,910
          Houston  Independent  School District,  5.00% due 2/15/2014 (Limited
          Tax Schoolhouse)                                                         AA+/Aa2       2,000,000     2,271,900
          Houston  Independent  School District,  5.00% due 2/15/2015 (Limited
          Tax Schoolhouse)                                                         AA+/Aa2       2,450,000     2,799,419
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa3       6,190,000     5,569,329
          Houston  Utilities  System Revenue,  5.00% due 11/15/2013  (Insured:
          AGM)                                                                     AAA/Aa3       3,000,000     3,364,980
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,665,475
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       783,960
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,214,425
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                         AA-/A1       2,000,000     2,177,600
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2012 (Insured: AMBAC)                                                A+/A2        1,660,000     1,782,392
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2013 (Insured: AMBAC)                                                A+/A2        1,745,000     1,904,545
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2014 (Insured: AMBAC)                                                A+/A2        1,835,000     2,029,969
          Laredo  Sports  Venue  Sales  Refunding  &  Improvement,  5.00%  due
          3/15/2015 (Insured: AMBAC)                                                A+/A2        1,930,000     2,129,736
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC-CR/AGM)                                                            AAA/Aa1      10,000,000    10,141,800
          Mesquite ISD GO, 0% due 8/15/2011  pre-refunded 8/15/2010 (Guaranty:
          PSF)                                                                      AAA/NR       1,865,000     1,767,199
          Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         AAA/NR       1,200,000     1,134,468
          Midtown  Redevelopment  Authority,   6.00%  due  1/1/2010  (Insured:
          Radian)                                                                  A-/Baa1         700,000       700,000
          Midtown  Redevelopment  Authority,   6.00%  due  1/1/2011  (Insured:
          Radian)                                                                  A-/Baa1         740,000       767,062
          North  Central  Health  Facility  Development,  5.00% due  5/15/2017
          (Baylor Health Care System)                                              AA-/Aa2       5,000,000     5,017,150
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)                    AAA/Aaa       2,000,000     2,311,980
          North Texas Tollway Authority, 5.50% due 1/1/2038 put 1/1/2011            A-/A2       10,000,000    10,393,500
          North Texas Tollway Authority, 5.00% due 1/1/2043 put 1/1/2011            A-/A2        2,140,000     2,225,407
          North Texas University Revenue, 5.00% due 4/15/2014                       NR/Aa3       1,250,000     1,416,400
          North Texas University Revenue, 5.00% due 4/15/2016                       NR/Aa3       2,250,000     2,548,372
          Red River  Authority  PCR, 5.20% due 7/1/2011  (Southwestern  Public
          Service; Insured: AMBAC)                                                BBB-/Baa1      1,205,000     1,206,880
          Richardson   Refunding  &   Improvement   GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aa1       3,000,000     3,395,670
          Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  BBB/Baa2      6,000,000     6,457,020
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  BBB/Baa2      8,300,000     8,510,073
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2014
          (Scott & White Memorial Hospital)                                         A+/Aa3       1,180,000     1,282,176
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                         A+/Aa3       2,280,000     2,433,262
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                         A+/Aa3       2,000,000     2,116,720
          Tarrant  County  Health  Facilities  Development  Corp.,  6.10%  due
          11/15/2011   pre-refunded   11/15/2010   (Adventist/Sunbelt   Health
          System)                                                                   NR/A1          730,000       773,034
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       902,710
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AAA/Aa3      10,000,000    11,231,400
          Texas State Public Finance Authority,  5.00% due 10/15/2014 (Stephen
          F. Austin University; Insured: Natl-Re)                                   NR/A2        1,305,000     1,463,492
          Texas State Public Finance Authority,  5.00% due 10/15/2015 (Stephen
          F. Austin University; Insured: Natl-Re)                                   NR/A2        1,450,000     1,623,115
          Texas Tax & Revenue, 2.50% due 8/31/2010                                SP-1+/Mig1    20,000,000    20,290,200
          Travis  County  Health  Facilities   Development  Corp.,  5.75%  due
          11/15/2010 (Ascension Health; Insured: Natl-Re)                           AA/Aa1       2,000,000     2,027,680
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                            BBB+/NR       1,370,000     1,441,610
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                            BBB+/NR       1,580,000     1,604,016
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                            BBB+/NR       1,870,000     1,876,395
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                            BBB+/NR       1,945,000     1,934,555
          Washington County Health  Facilities  Development  Corp.,  5.75% due
          6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/NR        3,840,000     3,682,253
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                  A/Baa2       2,835,000     3,110,590
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AAA/Aa3       2,435,000     2,677,136
        U.S. Virgin Islands -- 0.33%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      BBB/Baa3      7,690,000     8,380,408
        Utah -- 1.04%
       a  Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    16,372,500
          Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               AAA/NR       4,355,000     4,370,373
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,567,550
          Utah State Board of Regents  Auxiliary  Systems & Student Fee, 5.00%
          due 5/1/2010                                                              AA/NR          510,000       517,997
        Virginia -- 0.35%
          Alexandria   IDA,  5.75%  due  10/1/2010   (Institute  for  Defense;
          Insured: AMBAC) (ETM)                                                     NR/NR        1,195,000     1,244,114
          Louisa  IDA  PCR,  5.00%  due  11/1/2035  put  12/1/2011   (Virginia
          Electric & Power Company)                                                 A-/NR        3,000,000     3,206,340
          Norton  IDA  Hospital  Improvement,   5.75%  due  12/1/2012  (Norton
          Community Hospital; Insured: ACA)                                         NR/NR        1,460,000     1,493,084
          Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031 put
          7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       NR/Aaa       3,000,000     3,144,750
        Washington -- 2.47%
          Energy Northwest Washington Electric,  6.00% due 7/1/2016 (Number 3;
          Insured: AMBAC)                                                           AA/Aaa       2,415,000     2,668,744
          Energy Northwest Washington Electric, 5.00% due 7/1/2017 (Number 3)       AA/Aaa       5,470,000     6,247,615
          King & Snohomish  Counties  School  District GO, 5.60% due 12/1/2010
          (Insured: Natl-Re/FGIC)                                                  AA-/Aa2       3,160,000     3,289,086
          Port  Seattle  Washington  Revenue,  5.50%  due  9/1/2018  (Insured:
          Natl-Re/FGIC)                                                              A/A1        5,000,000     5,639,300
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AAA/Aa3       5,015,000     5,554,012
          Washington  State  Convention  and Trade Center,  5.00% due 7/1/2011
          (Insured: Natl-Re)                                                        AA/Aa2       4,395,000     4,408,756
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,018,560
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,145,450
          Washington  State HFA, 6.75% due 12/1/2011 (Group Health Co-op of
          Puget Sound; Insured: Natl-Re)                                           NR/Baa1       1,390,000     1,391,932
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AAA/Aa3       1,000,000     1,071,830
       b  Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  A+/A1        1,250,000     1,345,763
       b  Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  A+/A1        1,500,000     1,623,345
       b  Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,150,780
       b  Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  A+/A1        2,075,000     2,224,255
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                             BBB+/NR       2,000,000     2,040,580
       b  Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  A+/A1        1,000,000     1,059,030
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        8,095,000     8,552,530
       b  Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  A+/A1        2,000,000     2,098,400
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Nuclear Number 2; Insured: AGM)                                         AAA/Aaa       1,300,000     1,439,516
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re-IBC)                                                    AA/Aaa       1,760,000     1,656,459
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re-IBC)                                                    AA/Aaa       3,000,000     2,597,160
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,408,481
        West Virginia -- 0.34%
          Kanawha,  Mercer,  Nicholas Counties Single Family Mortgage,  0% due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     1,863,799
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                            BBB+/NR       4,750,000     4,847,660
          West  Virginia  EDA  PCR,  4.85%  due  5/1/2019  (Appalachian  Power
          Company)                                                                 BBB/Baa2      1,000,000     1,049,400
          West  Virginia  EDA  PCR,  4.85%  due  5/1/2019  (Appalachian  Power
          Company)                                                                 BBB/Baa2      1,000,000     1,049,400
        Wisconsin -- 0.95%
          Wisconsin  State Health & Educational  Facilities  Authority,  5.40%
          due 8/15/2013 (Sorrowful Mother Corp.; Insured: Natl-Re)                 AA/Baa1       1,135,000     1,136,805
          Wisconsin  State Health & Educational  Facilities  Authority,  5.40%
          due 8/15/2013 (Sorrowful Mother Corp.; Insured: Natl-Re)                 A+/Baa1       3,065,000     3,069,873
          Wisconsin  State Health & Educational  Facilities  Authority,  5.50%
          due 8/15/2019 (Sorrowful Mother Corp.; Insured: Natl-Re)                 A+/Baa1      11,000,000    11,006,160
          Wisconsin State Health & Educational  Facilities  Authority,  5.125%
          due 8/15/2027 put 8/15/2016 (Aurora Health Care Inc.)                     NR/A3        4,500,000     4,627,620
          Wisconsin State Petroleum, 5.00% due 7/1/2015                             AA/Aa3       4,000,000     4,524,080
        Wyoming -- 0.02%
          West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)            NR/NR          550,000       550,979


TOTAL INVESTMENTS -- 99.03% (Cost $2,481,241,655)                                                        $ 2,551,134,840


OTHER ASSETS LESS LIABILITIES -- 0.97%                                                                        24,992,653


NET ASSETS -- 100.00%                                                                                    $ 2,576,127,493

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:


                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  2,551,134,840   $              --     $  2,551,134,840   $              --

Total Investments in Securities        $  2,551,134,840   $              --     $  2,551,134,840   $              --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Intermediate Municipal Fund                                                   December 31, 2009 Unaudited

                                                                                Credit Rating+   Principal
                                                                                 S&P/Moody's       Amount        Value

        Alabama -- 0.36%
          University  of Alabama at  Birmingham  Hospital  Revenue,  5.25% due
          9/1/2025                                                                  A+/A1     $  2,000,000 $   2,053,080
        Alaska -- 0.53%
          Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: FGIC)           A+/A1        2,470,000     2,631,884
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          365,000       393,828
        Arizona -- 2.56%
          Arizona  Health  Facilities  Authority,  5.00% due 1/1/2011  (Banner
          Health System)                                                            A+/NR        1,000,000     1,039,500
          Arizona Health Facilities  Authority,  5.00% due 7/1/2017  (Catholic
          Healthcare West)                                                           A/A2        1,450,000     1,523,964
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,640,000     4,922,530
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,107,650
          Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)            NR/Baa3       2,615,000     2,479,543
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A/A3        2,000,000     1,942,940
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A/A3          500,000       472,475
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       487,184
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       646,260
        California -- 8.65%
          California  Department  of Water  Resources,  0.20% due 5/1/2022 put
          1/4/2010 (Insured: Bank of New York) (daily demand notes)               A-1+/VMIG1       500,000       500,000
          California  Department  of Water  Resources,  0.21% due 5/1/2022 put
          1/7/2010 (Insured: AGM) (weekly demand notes)                           A-1/VMIG1      1,150,000     1,150,000
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,037,230
          California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A/A2        1,000,000     1,010,730
          California HFA, 0% due 8/1/2029 (Insured: AMBAC FHA VA)                  AA-/Aa3       7,000,000     2,133,530
          California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)         A/A3        2,740,000     2,829,845
          California  State  Public  Works  Board  Lease,  5.00% due  6/1/2017
          (Regents of University of California; Insured: FGIC)                     AA-/Aa2       2,000,000     2,204,440
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)                A/NR        1,050,000     1,100,473
          Carson  Redevelopment  Agency Tax  Allocation,  6.25% due  10/1/2022
          (Project Area 1)                                                          A-/NR        1,620,000     1,719,500
          Carson  Redevelopment  Agency Tax  Allocation,  6.375% due 10/1/2024
          (Project Area 1)                                                          A-/NR        1,300,000     1,379,378
          County  of  Monterey,   5.25%  due  8/1/2021  (Refinancing  Project;
          Insured: AGM)                                                            AAA/Aa3       3,700,000     3,957,816
          El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    NR/NR        1,000,000     1,160,490
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                  A/Baa1       2,140,000     1,308,032
          Irvine Ranch Water  District GO,  0.20% due  10/1/2041  put 1/4/2010
          (LOC: Bank of America) (daily demand notes)                             A-1/VMIG1      1,250,000     1,250,000
          Lee Lake Water District Community Facilities, 5.75% due 9/1/2023          NR/NR        3,000,000     2,578,530
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AAA/Aa3       1,120,000     1,167,723
          M-S-R Energy Authority, 6.125% due 11/1/2029                               A/NR        2,500,000     2,556,175
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            A-/NR        1,500,000     1,543,680
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AAA/NR       1,095,000       574,229
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AAA/NR       1,100,000       504,218
          Redwood City, 0% due 7/15/2023 (Redevelopment; Insured: AMBAC)            A-/NR        2,060,000       910,067
          San Diego  County  Regional  Transportation,  0.35% due 4/1/2038 put
          1/4/2010 (SPA: Dexia) (daily demand notes)                              A-1/VMIG1      5,000,000     5,000,000
          San   Francisco   City  &  County   Airports,   6.50%  due  5/1/2019
          put 5/1/2010 (International Airport)                                       A/A1        2,000,000     2,036,780
          San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                         AA/Aa2       3,000,000     1,931,010
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A1        3,000,000     3,263,160
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          FGIC)                                                                     A+/A2        1,535,000       576,853
          Washington  USD COP,  5.00% due 8/1/2022 (New High School;  Insured:
          AMBAC)                                                                   BBB+/NR       2,010,000     2,000,272
        Colorado -- 4.56%
          Adams  County,  5.00%  due  8/1/2014  (Brighton  Community  Hospital
          Association; Insured: Natl-Re/FHA 242)                                     A/NR        1,000,000     1,082,620
          Adams County Communication Center COP, 5.75% due 12/1/2016               NR/Baa1       1,265,000     1,292,868
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR        1,375,000     1,409,925
          Colorado HFA, 5.75% due 1/15/2022 (Vail Valley Medical Center)           BBB+/NR       1,380,000     1,390,750
          Denver City & County Airport,  5.50% due 11/15/2015 (Insured:  FGIC)
          (AMT)                                                                     A+/A1        5,000,000     5,213,400
          Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM) (AMT)                                NR/Aa3       2,555,000     2,571,148
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa3         500,000       601,900
          Madre Metropolitan District GO, 5.375% due 12/1/2026                      NR/NR        2,215,000     1,534,175
          Murphy Creek Metropolitan District GO, 6.00% due 12/1/2026                NR/NR        2,000,000     1,090,840
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,224,765
          Northwest  Parkway  Public  Highway  Authority,   0%  due  6/15/2014
          (Insured: AGM) (ETM)                                                     AAA/Aa3       1,005,000     1,051,582
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AAA/NR       1,120,000     1,240,893
          Plaza Metropolitan  District Public  Improvement  Fee/Tax Increment,
          7.70% due 12/1/2017                                                       NR/NR        2,500,000     2,508,500
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023 (Guaranty: Merrill Lynch)                                       A/A2        2,000,000     2,126,040
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AAA/NR       1,370,000     1,713,637
        Connecticut -- 0.23%
          Connecticut  Health &  Educational  Facility  Authority,  5.75%  due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,313,024
        District of Columbia -- 2.70%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC)                                      AA/Aa2       1,000,000     1,115,410
          District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)               A/A2        2,000,000     2,228,300
          District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)               A/A2        3,900,000     4,101,981
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/A1        3,000,000     3,495,870
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AAA/Aa3       4,890,000     2,302,946
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AAA/Aa3       5,000,000     2,198,800
        Florida -- 10.30%
          Broward  County Housing  Finance  Authority MFR, 5.40% due 10/1/2011
          (Pembroke Park Apartments;  Guaranty: Florida Housing Finance Corp.)
          (AMT)                                                                     NR/NR          215,000       217,404
          Broward County School Board COP, 5.00% due 7/1/2020 (Insured: AGM)       AAA/Aa3       1,000,000     1,046,250
          Collier  County Housing  Finance  Authority MFR, 4.90% due 2/15/2032
          put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)                      NR/Aaa       1,000,000     1,052,460
          Crossings  at  Fleming  Island  Community  Development,   5.60%  due
          5/1/2012 (Insured: Natl-Re)                                               A/Baa1       1,080,000     1,097,086
          Enterprise  Community  Development  District Assessment Bonds, 6.00%
          due 5/1/2010 (Insured: Natl-Re)                                           A/Baa1         305,000       306,189
          Escambia County HFA, 5.125% due 10/1/2014 (Baptist  Hospital/Baptist
          Manor)                                                                  BBB-/Baa1        850,000       852,788
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,705,000     2,772,436
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AAA/Aa3       2,560,000     2,662,579
          Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014        AAA/Aa1         720,000       819,504
          Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018         AAA/Aa1       1,460,000     1,504,793
          Florida  Housing  Finance  Corp.,  5.40% due  4/1/2014  pre-refunded
          10/1/2010 (Augustine Club Apartments; Insured: Natl-Re)                   NR/Aaa         415,000       439,124
          Florida Housing Finance Corp. Homeowner Mtg, 4.80% due 1/1/2016          AA+/Aa1         250,000       256,390
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                  A/Baa1       2,235,000     2,277,979
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,199,579
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,349,665
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: FGIC)                                 AA-/A1       1,000,000     1,063,170
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                 A+/A1        1,100,000     1,127,478
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                 A+/A1          875,000       896,857
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB/Baa1      1,000,000     1,057,980
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: FGIC)                                                           A+/A3        1,000,000     1,019,000
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                       NR/Baa1       3,000,000     2,857,800
          Jacksonville   HFA  Hospital,   5.75%  due  8/15/2014   pre-refunded
          8/15/2011                                                                 NR/NR        1,000,000     1,014,350
          Lee  County  Solid  Waste  System,  5.625% due  10/1/2013  (Insured:
          Natl-Re)                                                                  NR/A3        2,400,000     2,517,000
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa3       1,000,000     1,081,670
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000       968,770
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa3       2,130,000     2,433,227
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A3        3,035,000     3,137,613
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AAA/Aa3       2,600,000     2,798,276
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          A+/A2        1,000,000     1,104,580
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       487,208
          Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower  Retirement;
          Insured: Radian)                                                          NR/NR        1,000,000     1,003,880
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        1,515,000     1,688,649
          Orange County HFA,  6.375% due  11/15/2020  pre-refunded  11/15/2010
          (Adventist Health Systems)                                                NR/A1        1,000,000     1,061,340
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)              AA-/Aa3       1,500,000     1,530,390
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     4,744,898
          Tampa Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
          (Insured: FGIC)                                                          AA+/Aa3       2,750,000     3,095,620
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                  A/Aa3        1,050,000     1,127,154
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: FGIC)                                                  A/NR        1,135,000     1,132,923
        Georgia -- 1.26%
          Atlanta Water and Wastewater, 5.50% due 11/1/2022 (Insured:
          Natl-Re/FGIC)                                                             A/Baa1         530,000       556,818
          Atlanta  Water and Wastewater, 5.50% due 11/1/2024 (Insured: AGM)        AAA/Aa3       5,000,000     5,397,600
          Atlanta Airport Revenue, 6.00% due 1/1/2018 (Insured: FGIC) (AMT)         A+/A1        1,000,000     1,010,990
          Georgia Municipal Electric Power Authority, 10.00% due 1/1/2010           A+/A1          230,000       230,000
        Hawaii -- 0.30%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 A/Baa1       1,645,000     1,710,307
        Idaho -- 0.88%
          Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer Co.;
          LOC: Wells Fargo) (AMT)                                                   NR/Aa2       2,000,000     2,002,620
          Madison County Hospital Revenue, 5.25% due 9/1/2030                      BBB-/NR       1,000,000       901,900
          Madison County Hospital Revenue, 5.25% due 9/1/2037                      BBB-/NR       2,500,000     2,134,900
        Illinois -- 8.18%
          Chicago  Midway Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,217,974
          Chicago O'Hare International  Airport Revenue Second Lien, 5.75% due
          1/1/2018 (Insured: AMBAC) (AMT)                                            A/A1        3,000,000     3,065,850
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,400,000     1,443,428
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,340,000     1,006,072
          Chicago  Tax  Increment  Allocation,  5.30%  due  1/1/2014  (Lincoln
          Belmont; Insured: ACA)                                                    NR/NR        2,285,000     2,263,955
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,187,780
          Illinois  DFA,  6.00%  due  11/15/2012   (Adventist   Health  Group;
          Insured: Natl-Re)                                                        AA/Baa1       2,860,000     2,961,444
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                           A/A3        1,000,000     1,053,780
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1       1,000,000     1,015,020
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                           A/A3        1,000,000     1,034,180
          Illinois  Finance  Authority,   5.00%  due  11/1/2016  (Cent  Dupage
          Health)                                                                   AA/NR        2,000,000     2,145,640
          Illinois  Finance  Authority,   5.00%  due  11/1/2017  (Cent  Dupage
          Health)                                                                   AA/NR        2,000,000     2,137,420
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,037,640
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     5,506,050
          Illinois Finance Authority,  5.00% due 2/1/2027 (Newman  Foundation;
          Insured: Radian)                                                          NR/NR        1,220,000     1,028,338
          Illinois HFA, 6.00% due 7/1/2011 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                         A/Baa1       1,370,000     1,430,663
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                    A/NR          230,000       259,300
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re)                                                         A/Baa1       1,080,000     1,151,302
          Illinois   HFA,   5.70%  due   2/20/2021   (Midwest   Care   Center;
          Collateralized: GNMA)                                                     NR/Aaa         855,000       882,403
          Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: AGM)          AAA/Aa3       1,015,000     1,065,354
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,300,000     2,192,935
          Sherman  Mtg,  6.10%  due  10/1/2014  (Villa  Vianney  Health  Care;
          Collateralized: FHA/GNMA)                                                 AAA/NR       1,170,000     1,196,185
          Sherman  Mtg,  6.20%  due  10/1/2019  (Villa  Vianney  Health  Care;
          Collateralized: FHA/GNMA)                                                 AAA/NR       1,600,000     1,634,048
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)           A/A1        1,425,000     1,241,246
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AAA/NR       2,975,000     1,418,361
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          FGIC)                                                                     NR/A3        1,205,000     1,791,172
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)                A/Aa3        1,590,000     1,446,073
          Will  County   Community   School  District  GO,  0%  due  11/1/2011
          (Insured: AGM)                                                           AAA/Aa3       2,965,000     2,886,457
        Indiana -- 5.22%
          Allen County  Economic  Development,  5.80% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR          895,000       907,163
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,358,835
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa3       2,495,000     2,695,049
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A3        1,560,000     1,637,548
          Boone   County   Hospital   Association,    5.625%   due   1/15/2015
          pre-refunded 7/15/2011 (Insured: FGIC)                                    A+/NR        1,000,000     1,077,190
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2016  (Performing
          Arts Center)                                                              AA/Aa2       1,730,000     1,393,290
          Carmel  Redevelopment  Authority Lease, 0% due 2/1/2021  (Performing
          Arts Center)                                                              AA/Aa2       2,000,000     1,189,320
          Clay  Multi  School  Building  Corp.,  4.00%  due  7/15/2013  (First
          Mortgage)                                                                AA+/NR        1,290,000     1,378,533
          Clay  Multi  School  Building  Corp.,  5.00%  due  1/15/2018  (First
          Mortgage)                                                                AA+/NR        1,735,000     1,924,045
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa3       2,290,000     2,450,804
          Goshen  Chandler  School  Building,   0%  due  1/15/2011   (Insured:
          Natl-Re/State Aid Withholding)                                            A/Baa1       1,020,000     1,002,884
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,186,020
          Indiana Bond Bank Gas Program Revenue, 5.25% due 10/15/2020               NR/Aa3       5,000,000     5,034,800
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AAA/A3         575,000       588,328
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,079,800
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,053,620
          Vanderburgh County Redevelopment  District Tax Increment,  5.00% due
          2/1/2020                                                                   A/NR        1,000,000     1,013,950
          West Clark School  Building  Corp.  First Mtg,  5.75% due  7/15/2017
          (Insured: FGIC/State Aid Withholding)                                     AA+/NR       1,685,000     1,832,606
        Iowa -- 1.59%
          Coralville COP, 5.25% due 6/1/2022                                        NR/A3        2,980,000     3,039,987
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AAA/Aa3         635,000       678,040
          Iowa Finance Authority, 6.00% due 7/1/2013 (Genesis Medical Center)       NR/A1        1,000,000     1,012,880
          Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              AA/Aa2       1,250,000     1,288,113
          Iowa Finance Authority,  6.75% due 2/15/2016  pre-refunded 2/15/2010
          (Iowa Health Services)                                                    NR/Aa3       1,000,000     1,017,740
          Iowa  Finance  Authority,   6.00%  due  12/1/2018  (Catholic  Health
          Initiatives)                                                              AA/Aa2       2,000,000     2,036,400
        Kansas -- 0.36%
          Olathe Tax Increment  Special  Obligation,  5.45% due 9/1/2022 (West
          Village Center)                                                           NR/NR        1,155,000       880,352
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          FGIC)                                                                     NR/A3        1,030,000     1,154,589
        Kentucky -- 0.99%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                  A/Baa1       2,665,000     2,810,216
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                  A/Baa1       3,000,000     1,205,430
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AAA/Aa3       1,500,000     1,638,885
        Louisiana -- 2.96%
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,081,290
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3      1,500,000     1,482,165
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,066,030
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AAA/Aa3       1,000,000     1,054,040
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AAA/Aa3       2,000,000     2,181,160
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,211,968
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,316,547
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,461,109
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,606,638
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
          CIFG)                                                                     A+/NR        1,300,000     1,384,266
          St. Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
          CIFG)                                                                     A+/NR        1,000,000     1,057,710
        Massachusetts -- 0.46%
          Massachusetts Health & Educational  Facilities Authority,  0.18% due
          8/15/2034  put  1/4/2010  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                              A-1/VMIG1        900,000       900,000
          Massachusetts Health & Educational  Facilities Authority,  0.23% due
          12/1/2037  put 1/4/2010  (Museum of Fine Arts;  SPA: Bank of America
          N.A.) (daily demand notes)                                              A-1+/VMIG1       700,000       700,000
          Massachusetts Health & Educational  Facilities Authority,  0.23% due
          8/15/2040  put  1/4/2010  (Tufts  University;  SPA: JP Morgan  Chase
          Bank) (daily demand notes)                                              A-1+/VMIG1       125,000       125,000
          Massachusetts  Housing Finance Agency,  5.05% due 6/1/2010 (Insured:
          Natl-Re) (AMT)                                                            A/Baa1         290,000       291,966
          Massachusetts   Housing   Finance   Agency,   6.125%  due  12/1/2011
          (Insured: Natl-Re) (AMT)                                                 NR/Baa1         610,000       611,391
        Michigan -- 4.54%
          City of Detroit Michigan, 5.00% due 7/1/2015 (Insured: AGM)              AAA/Aa3       1,000,000     1,063,650
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center) (ETM)                                                    AAA/Aaa         650,000       783,068
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                  AAA/Aa3       1,500,000     1,553,985
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re)                                               AA/A2          490,000       526,623
          Michigan  Higher  Education   Student  Loan  Authority,   3.95%  due
          3/1/2011 (AMT)                                                            AA/A1          750,000       728,730
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000       908,291
          Michigan  Public  Educational   Facilities   Authority,   8.50%  due
          9/1/2029 (Bradford Academy)                                              BBB-/NR       1,500,000     1,618,020
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AAA/Aa3       2,450,000     2,595,358
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          FGIC)                                                                     A+/A1        6,000,000     2,444,760
          Michigan  State  Hospital  Finance  Authority,  5.10%  due  6/1/2013
          (Sparrow Obligated Group)                                                 NR/Aa3       1,000,000     1,006,370
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,137,646
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     2,785,350
          Michigan State Housing  Development  Authority,  5.05% due 10/1/2015
          (Insured: Natl-Re)                                                       AA/Baa1       1,400,000     1,413,356
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AAA/Aa3       1,000,000     1,076,900
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,115,740
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,500,000     2,920,350
          Southfield Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
          LP; Transcon Builders, Inc.)                                              NR/NR          270,000       267,616
        Minnesota -- 0.52%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB/Baa1      1,000,000     1,032,970
          St. Paul  Housing &  Redevelopment  Authority,  5.25% due  5/15/2020
          (Healthpartners Obligated Group)                                         BBB/Baa1      1,965,000     1,955,568
        Mississippi -- 1.83%
          Medical  Center  Educational  Building  Corp.,  3.00%  due  6/1/2011
          (Univerisity of Mississippi Medical Center)                               AA-/Aa3      1,750,000     1,793,610
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                                AA-/Aa3      1,240,000     1,329,925
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     1,884,148
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2027
          (Lowndes County Industrial Development; Insured: AGM)                    AAA/Aa3       2,500,000     2,566,025
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2018 (Insured: Syncora)               NR/Baa2       1,920,000     1,907,174
          Mississippi  Development  Bank Special  Obligation  Municipal Energy
          Agency Power Supply, 5.00% due 3/1/2020 (Insured: Syncora)               NR/Baa2       1,000,000       976,580
        Missouri -- 1.05%
          Kansas City Tax Increment Financing  Commission,  5.00% due 3/1/2012
          (Maincor)                                                                 NR/NR          905,000       911,398
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                   A+/NR        1,000,000     1,038,090
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                   A+/NR        2,000,000     2,061,140
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                   A+/NR        2,000,000     1,979,240
        Nebraska -- 0.35%
          Adams County Hospital Authority,  5.00% due 12/15/2023 (Mary Lanning
          Memorial Hospital; Insured: Radian)                                       A-/NR        2,000,000     1,990,020
        Nevada -- 0.63%
          Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank N.A.)       NR/NR        1,000,000     1,004,860
          Washoe County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
          Insured: AGM)                                                            AAA/Aa2       2,600,000     2,566,356
        New Hampshire -- 1.73%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian ACA)                                                     NR/Ba2       4,990,000     3,019,499
          New  Hampshire  Business  Finance  Authority,  7.125%  due  7/1/2027
          put 2/1/2012 (United Illuminating Co.) (AMT)                             NR/Baa2       1,000,000     1,063,680
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,003,070
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       BBB/Baa1      1,000,000     1,015,380
          New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)         BBB+/A3       3,500,000     3,764,495
        New Jersey -- 0.59%
          New  Jersey  EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
          Development)                                                              NR/NR          140,000       140,620
          New Jersey EDA, 0.20% due 9/1/2031 put 1/4/2010  (LOC:  Bank of Nova
          Scotia/Lloyds TSB Bank PLC) (daily demand notes)                        A-1/VMIG1      3,240,000     3,240,000
        New Mexico -- 0.85%
          Farmington  PCR,  0.23% due 5/1/2024 put  1/4/2010  (Arizona  Public
          Service Co.; LOC: Barclays Bank) (daily demand notes)                   A-1+/VMIG1     3,500,000     3,500,000
          Santa Fe County Charter School Foundation,  6.50% due 1/15/2026 (ATC
          Foundation)                                                               NR/NR        1,510,000     1,379,581
        New York -- 2.12%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)        AA-/A1       3,000,000     3,297,840
          New York City GO,  0.22%  due  8/1/2028  put  1/4/2010  (SPA:  Dexia)
          (daily demand notes)                                                    A-1/VMIG1      1,700,000     1,700,000
          New York City GO,  0.22%  due  4/1/2035  put  1/4/2010  (SPA:  Dexia)
          (daily demand notes)                                                    A-1/VMIG1        750,000       750,000
          New  York  City  Municipal  Water  Finance   Authority,   0.25%  due
          6/15/2032  put 1/4/2010  (SPA:  Dexia) (daily  demand notes)            A-1/VMIG1      2,000,000     2,000,000
          New York City Trust Cultural  Resources,  5.75% due 7/1/2015 (Museum
          of American Folk Art; Insured: ACA)                                       NR/NR          875,000       718,235
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing; Insured: SONYMA)                                 NR/Aa1         850,000       925,871
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                        AA-/A1         500,000       552,795
          New York State Dormitory Authority,  0.20% due 7/1/2037 put 1/4/2010
          (Cornell  University;  SPA:  Bank of  America  N.A.)  (daily  demand
          notes)                                                                  A-1/VMIG1        400,000       400,000
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,782,535
        North Carolina -- 0.12%
          North Carolina Housing Finance Agency SFMR, 6.50% due 9/1/2026 (AMT)      AA/Aa2         675,000       685,766
        North Dakota -- 0.17%
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB+/NR       1,000,000       951,170
        Ohio -- 3.35%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                          NR/NR        1,540,000     1,519,240
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A3        1,000,000       990,220
          Franklin  County  Health  Care,  6.00%  due  11/1/2010  (Heinzerling
          Foundation; LOC: Banc One)                                                NR/Aa1         215,000       215,944
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,676,205
          Lorain  County  Hospital  Revenue,  5.625% due  10/1/2016  (Catholic
          Healthcare)                                                               AA-/A1       1,435,000     1,491,783
          North Ridgeville Economic  Development,  0% due 2/1/2015 (Lake Ridge
          Nursing Home; Collateralized: FHA)                                        AAA/NR         165,000       112,012
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                                 BBB/NR       3,000,000     3,118,290
          Ohio State Air Quality  Development  Authority,  4.85% due  8/1/2040
          put 5/1/2012 (Columbus Southern Power; Insured: Natl-Re) (AMT)           BBB-/A3       1,500,000     1,556,670
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)            BBB/A3       3,000,000     3,148,110
          Ohio State  Higher  Educational  Facilities,  0.20% due 4/1/2022 put
          1/4/2010  (Kenyon  College;  Insured:  Harris  Bank)  (daily  demand
          notes)                                                                  A-1/VMIG1      1,000,000     1,000,000
          Ohio State  Higher  Educational  Facilities,  0.20% due 8/1/2033 put
          1/4/2010  (Kenyon  College;  SPA: Bank One  Illinois)  (daily demand
          notes)                                                                  A-1+/VMIG1     2,000,000     2,000,000
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,289,256
          Ohio  State  Higher  Educational  Facility  Commission,   0.20%  due
          1/1/2043 put 1/4/2010 (Cleveland Clinic) (daily demand notes)           A-1+/VMIG1     1,000,000     1,000,000
        Oklahoma -- 1.47%
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
          AMBAC)                                                                    NR/NR        1,125,000     1,095,817
          Oklahoma City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,355,686
          Oklahoma  State  DFA,  5.40%  due  6/1/2013  pre-refunded  12/1/2010
          (Oklahoma Hospital Association; Insured: AMBAC)                           NR/Aa3         825,000       871,448
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     3,947,832
          Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              AA/Aa2       1,130,000     1,147,877
        Oregon -- 0.21%
          Forest Grove  Campus  Improvement,  6.00% due 5/1/2015  pre-refunded
          5/1/2010 (Pacific University; Insured: Radian)                            BBB/NR         800,000       815,256
          Oregon State Housing & Community  Services  Department  SFMR,  5.35%
          due 7/1/2018 (AMT)                                                        NR/Aa2         375,000       384,375
        Pennsylvania -- 1.06%
          Allegheny   County   Hospital   Development,   6.50%  due   5/1/2012
          pre-refunded 5/1/2010 (South Hills Health Systems)                       NR/Baa2       1,400,000     1,428,406
          Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners) (AMT)     BBB-/NR       1,540,000     1,550,010
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       790,344
          Lancaster County, 0% due 5/1/2014 (Insured: FGIC)                         NR/Aa3         795,000       683,239
          Lancaster County, 0% due 5/1/2015 (Insured: FGIC)                         NR/Aa3         800,000       644,728
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839       937,749
        Rhode Island -- 0.59%
          Rhode Island Health & Education  Building Corp., 5.00% due 3/15/2014
          (Salve Regina University; Insured: Radian)                                NR/NR        1,065,000     1,102,680
          Rhode Island Health & Education  Building Corp.,  6.00% due 8/1/2014
          (Roger Williams Realty; Insured: FHA)                                     BB/NR          830,000       849,513
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      AA+/NR       1,325,000     1,412,450
        South Carolina -- 3.67%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                 A-/A3        2,000,000     2,112,320
          Charleston   Educational   Excellence  Financing  Corp.,  5.25%  due
          12/1/2020 (Charleston County School District)                             AA-/A1       1,855,000     1,972,718
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AAA/Aa3       2,400,000     2,490,432
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/A1        1,000,000     1,059,870
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/A1        1,700,000     1,808,341
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AAA/Aa3       1,000,000     1,096,950
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AAA/Aa3       2,740,000     2,923,553
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AAA/Aa3       1,000,000     1,054,690
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       2,240,000     2,357,376
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1       1,000,000     1,033,090
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AAA/Aa3       2,855,000     3,015,651
        South Dakota -- 0.30%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,730,294
        Tennessee -- 1.99%
          Knox  County  Health,  4.90% due  6/1/2031  put  6/1/2011  (Eastowne
          Partners II Ltd.; Collateralized: FNMA)                                   AAA/NR       1,895,000     1,989,958
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    A/Baa1       2,500,000     2,438,950
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                   BB+/Ba3       7,000,000     6,918,870
        Texas -- 13.06%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                  AA+/Aa3       2,180,000     2,411,015
          Bexar  County  Health  Facilities   Development  Corp.,  6.125%  due
          7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/NR        1,250,000     1,408,988
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       2,000,000     1,720,980
          Bexar County  Housing  Finance Corp.,  5.50% due 1/1/2016  (American
          Opportunity Housing & Colinas; Insured: Natl-Re)                         NR/Baa1         600,000       575,748
          Bexar County  Housing  Finance  Corp.,  6.125% due  4/1/2020  (Honey
          Creek Apartments; Insured: Natl-Re)                                      NR/Baa1         900,000       810,072
          Bexar County Housing  Finance Corp.,  6.50% due 12/1/2021  (American
          Opportunity Housing-Waterford)                                           NR/Baa3       2,000,000     1,773,480
          Bexar  County  Housing   Finance  Corp.   MFR,  5.70%  due  1/1/2021
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1       1,035,000       944,820
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A3        1,300,000     1,372,540
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A3        2,300,000     2,418,381
          Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       AAA/Aaa       2,800,000     2,742,572
          Cedar Park  Improvement  District GO, 5.00% due 2/15/2016  (Insured:
          Natl-Re)                                                                  AA/A1        1,000,000     1,095,180
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                        BBB+/Baa3      3,000,000     3,019,020
          Dallas Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,110,730
          Duncanville  ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
          (Guaranty: PSF)                                                          AAA/Aaa       2,985,000     2,318,987
          Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                     AAA/Aaa          15,000        11,434
          Ennis ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
          PSF)                                                                      NR/Aaa       1,625,000     1,468,139
          Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            NR/Aaa         835,000       751,199
          Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            NR/Aaa         845,000       713,442
          Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            NR/Aaa         855,000       676,818
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,320,000     1,358,504
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A1        1,075,000     1,169,901
          Hays  Consolidated ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
          (Guaranty: PSF)                                                          AAA/Aaa       4,000,000     3,549,160
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       514,248
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       519,036
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     2,988,030
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A2        2,040,000     2,148,222
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR        1,530,000     1,537,512
          Midtown  Redevelopment  Authority Tax, 6.00% due 1/1/2012  (Insured:
          Radian)                                                                  A-/Baa1         735,000       758,990
          Midtown  Redevelopment  Authority Tax, 6.00% due 1/1/2013  (Insured:
          Radian)                                                                  A-/Baa1         500,000       514,770
          Mission EDA, 6.00% due 8/1/2020 (Waste Management, Inc.) (AMT)            BBB/NR       3,000,000     3,227,370
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                            BBB/NR       5,050,000     5,060,706
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  BBB/Baa2      3,000,000     3,148,170
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  BBB/Baa2      2,575,000     2,640,173
          Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         A+/A2        1,775,000     2,071,283
          Tarrant   County   Health   Facilities,    6.625%   due   11/15/2020
          pre-refunded 11/15/2010 (Adventist/Sunbelt)                               NR/A1        3,500,000     3,722,285
          Texas City Industrial  Development Corp., 7.375% due 10/1/2020 (Arco
          Pipe Line Company)                                                        AA/Aa1       2,450,000     3,112,505
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                              BBB/NR       3,000,000     2,661,750
          Texas State Public Finance  Authority  Charter School Finance Corp.,
          5.00% due 8/15/2030 (Idea Public School; Insured: ACA)                    BBB/NR       2,000,000     1,647,940
          Travis County GO, 5.25% due 3/1/2021                                     AAA/Aaa       1,000,000     1,118,700
          Travis  County  Health  Facilities   Development  Corp.,  5.75%  due
          11/15/2010 (Ascension Health; Insured: Natl-Re)                           AA/Aa1       2,000,000     2,027,680
          Uptown  Development  Authority,  5.25% due 9/1/2024  (Infrastructure
          Improvement)                                                             BBB+/NR         500,000       484,555
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                             BBB+/NR       1,250,000     1,216,238
        U.S. Virgin Islands -- 0.92%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            BBB/Baa3      5,000,000     5,256,200
        Utah -- 0.43%
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa3       1,250,000     1,386,125
          Utah  County  Municipal  Building  Authority,  5.50%  due  11/1/2016
          pre-refunded 11/1/2011 (Insured: AMBAC)                                   NR/Aa3       1,000,000     1,088,430
          Utah Housing  Finance  Authority  SFMR,  5.85% due 7/1/2015  (Credit
          Support: FHA) (AMT)                                                       AA/Aaa           5,000         5,006
        Virginia -- 0.50%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,048,660
          Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)          A/NR          795,000       798,498
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR        1,000,000     1,023,430
        Washington -- 3.67%
          King County  Housing  Authority,  5.20% due  5/1/2028  (Birch  Creek
          Apts.)                                                                    AAA/NR       2,400,000     2,488,776
          Skagit  County  Public  Hospital  District GO,  5.125% due 12/1/2015
          (Insured: Natl-Re)                                                        NR/A3        1,900,000     2,075,332
          Washington  Health Care  Facilities,  6.00% due 12/1/2014  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,735,000     1,775,217
          Washington  Health Care  Facilities,  6.00% due 12/1/2015  (Catholic
          Health Services; Insured: Natl-Re)                                        AA/Aa2       1,945,000     1,984,892
          Washington  Health  Care  Facilities,  6.25%  due  12/1/2021  (Group
          Health Co-op of Puget Sound; Insured: Natl-Re)                           AA/Baa1       3,775,000     3,777,756
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AAA/Aa3       1,000,000     1,052,330
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        4,000,000     4,253,440
          Washington  Housing  Finance  Commission,  5.60% due 7/1/2011 (Kline
          Galland Center; Insured: Radian)                                          NR/NR          500,000       505,605
          Washington Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
          Academy; Insured: ACA)                                                    NR/NR        1,040,000     1,042,007
          Washington  Housing Finance  Commission,  5.875% due 7/1/2019 (Kline
          Galland Center; Insured: Radian)                                          NR/NR        1,000,000     1,005,470
          Washington Public Power Supply, 0% due 7/1/2011                           AA/Aaa       1,000,000       985,590
        West Virginia -- 0.28%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,576,466
        Wisconsin -- 0.47%
          Wisconsin  Health &  Educational  Facilities,  5.75%  due  8/15/2020
          (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/NR        1,000,000     1,004,750
          Wisconsin  Housing &  Economic  Development,  5.875%  due  11/1/2016
          (Insured: AMBAC; GO of Authority)                                         AA/Aa3       1,635,000     1,653,868


TOTAL INVESTMENTS -- 98.56% (Cost $551,801,747)                                                          $   562,742,112


OTHER ASSETS LESS LIABILITIES -- 1.44%                                                                         8,229,391


NET ASSETS -- 100.00%                                                                                    $   570,971,503

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
MFR        Multi Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:


                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    562,742,112   $              --     $    562,742,112   $              --

Total Investments in Securities        $    562,742,112   $              --     $    562,742,112   $              --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Strategic Municipal Income Fund                                               December 31, 2009 Unaudited
                                                                                Credit Rating+   Principal
                                                                                 S&P/Moody's       Amount         Value

        Arizona -- 2.61%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                     BBB-/Baa2   $    500,000 $     522,070
          Salt Verde Financial Corp., 5.25% due 12/1/2028                            A/A3          235,000       222,063
          University Medical Center Corp., 6.25% due 7/1/2029                     BBB+/Baa1        100,000       106,712
          University Medical Center Corp., 6.50% due 7/1/2039                     BBB+/Baa1        200,000       211,612
        California -- 15.84%
          California Financial Authority Revenue,  8.50% due 11/1/2039 (Harbor
          Regulation)                                                               NR/Ba1       1,000,000     1,005,150
          California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                  AA-/Aa3       2,135,000       650,727
          California State Public Works Board, 6.25% due 4/1/2034                  A-/Baa2         100,000       103,320
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       537,970
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                       A-/NR          650,000       597,532
          Irvine  Ranch  Water  District,  0.20% due  10/1/2041  put  1/4/2010
          (Community Facilities District;  LOC: Bank of America) (daily demand
          notes)                                                                  A-1/VMIG1        200,000       200,000
       a  Lee Lake Water District, 5.875% due 9/1/2027                              NR/NR          500,000       416,410
          Los Angeles COP, 5.70% due 2/1/2018                                      NR/Baa2         850,000       850,059
          M-S-R Energy Authority, 6.50% due 11/1/2039                                A/NR        1,000,000     1,064,590
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways)                                                         A-/NR          300,000       305,130
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AAA/Aa3         500,000       137,265
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                         A/A2          435,000       222,855
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       261,217
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs; Insured: AGM)                                  AAA/NR         100,000       105,800
        Colorado -- 9.57%
          Colorado  Educational  & Cultural  Facilities,  5.25% due  8/15/2019
          (Peak to Peak Charter School; Insured: Syncora)                            A/NR          100,000       102,540
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        250,000       210,702
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: XLCA)           BBB-/Baa3        250,000       202,223
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,100,000     1,032,042
       b  Eagle River Fire District COP, 6.625% due 12/1/2024                       NR/NR          225,000       241,684
       b  Eagle River Fire District COP, 6.875% due 12/1/2030                       NR/NR          400,000       430,856
          La Junta  Hospital,  6.00% due 4/1/2019  (Arkansas  Valley  Regional
          Medical Center)                                                           NR/NR        1,000,000       971,600
          Park  Creek  Metropolitan  District,  6.375% due  12/1/2037  (Senior
          Property Tax Support; Insured: AGM)                                       AAA/NR         100,000       110,643
          Pinery West Metropolitan District No 2 Colo, 4.50% due 12/1/2032          NR/NR          500,000       346,550
          Public Authority For Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase Revenue; Guaranty Agreement: Merrill Lynch & Co.)             A/A2          240,000       251,407
        Connecticut -- 2.35%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000       958,730
        District of Columbia -- 1.30%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AAA/Aa3       1,500,000       529,800
        Florida -- 2.96%
          Capital Trust Agency MFR, 5.875% due 6/1/2038 (American  Opportunity
          Housing)                                                                  NR/B2          380,000       170,840
          Gainesville  Utilities  Systems  Revenue,  0.28% due  10/1/2026  put
          1/4/2010 (SPA: Suntrust Bank) (daily demand notes)                      A-2/VMIG1        500,000       500,000
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024            NR/Baa1         340,000       321,406
          Santa  Rosa  Bay  Bridge  Authority,   0%  due  7/1/2013   (Insured:
          Radian-IBCC)                                                              NR/B3          100,000        56,895
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          180,000       158,391
        Georgia -- 2.17%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                          A/Baa1         500,000       532,050
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)           A/A2          350,000       350,973
        Guam -- 2.54%
          Guam Government, 5.75% due 12/1/2034 (Section 30)                        BBB-/NR         500,000       502,975
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       532,964
        Hawaii -- 0.74%
          Hawaii State  Department  of Budget & Finance,  5.45% due  11/1/2023
          (Hawaiian Electric Co.; Insured: Natl-Re) (AMT)                          AA/Baa1         300,000       300,039
        Idaho -- 0.42%
          Madison County Hospital Revenue COP, 5.25% due 9/1/2037                  BBB-/NR         200,000       170,792
        Illinois -- 2.83%
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR          100,000       103,102
          Illinois  Educational  Facilities  Authority,  5.625% due  10/1/2022
          (Augustana College)                                                      NR/Baa1         625,000       634,387
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          Systems)                                                                   A/A2          330,000       322,361
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR          100,000        95,345
        Indiana -- 0.22%
          Indiana Bond Bank, 5.25% due 10/15/2020 (Gas Revenue Program)             NR/Aa3          90,000        90,626
        Kentucky -- 4.58%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                  A/Baa1         365,000       181,091
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                  A/Baa1       2,490,000     1,157,377
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       528,755
        Louisiana -- 0.83%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                         BBB-/Baa3        120,000       107,466
          Orleans Parish School Board GO, 0% due 2/1/2015 (Insured: FGIC)           NR/NR          320,000       232,390
        Massachusetts -- 3.55%
          Massachusetts  Development  Finance Agency,  5.75% due 12/1/2042 put
          5/1/2019 (Dominion Energy Brayton)                                        A-/NR          200,000       211,982
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          500,000       533,700
          Massachusetts Health & Educational  Facilities Authority,  0.18% due
          8/15/2034  put  1/4/2010  (Tufts  University;  SPA:  Bank of America
          N.A.) (daily demand notes)                                              A-1/VMIG1        700,000       700,000
        Michigan -- 8.97%
          Dickinson County Healthcare  Systems,  5.80% due 11/1/2024 (Insured:
          ACA-CBI)                                                                  NR/NR          155,000       148,160
          Michigan  Public  Educational   Facilities   Authority,   8.75%  due
          9/1/2039 (Bradford Academy)                                              BBB-/NR         500,000       539,905
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2          650,000       603,492
          Michigan  State  Hospital  Finance  Authority,  5.75%  due  4/1/2032
          (Oakwood Obligated Group)                                                  A/A2          150,000       144,698
          Michigan  State  Hospital  Finance  Authority  Revenue,   5.75%  due
          11/15/2039                                                                 A/A1        1,000,000       972,140
          Michigan   State   Strategic   Fund,   5.00%   due   8/1/2013   (NSF
          International)                                                            A-/NR          300,000       318,765
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                               BBB-/NR         985,000       929,850
        Minnesota -- 1.05%
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023
          (Healthpartners Obligated Group)                                         BBB/Baa1        100,000        97,279
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          390,000       332,721
        Nevada -- 1.27%
          Mesquite Redevelopment Agency Tax Allocation, 7.375% due 6/1/2024         A-/NR          500,000       515,755
        New Mexico -- 1.04%
          Santa Fe County  Charter  School  Foundation,  6.625% due  1/15/2036
          (ATC Foundation)                                                          NR/NR          485,000       423,909
        New York -- 4.66%
          Hempstead IDA, 5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel)      BB+/Baa2      1,000,000     1,001,520
          New York City,  0.22% due 8/1/2028 put 1/4/2010  (SPA:  Dexia)
          (daily demand notes)                                                    A-1/VMIG1        200,000       200,000
          New York State Dormitory  Authority Revenue,  0.20% due 7/1/2037 put
          1/4/2010  (Cornell  University;  SPA:  Bank of America  N.A.) (daily
          demand notes)                                                           A-1/VMIG1        700,000       700,000
        Ohio -- 1.81%
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                          NR/NR          100,000        98,652
          Ohio State  Higher  Educational  Facilities,  0.20% due 8/1/2033 put
          1/4/2010  (Kenyon  College;  SPA: Bank One  Illinois)  (daily demand
          notes)                                                                  A-1/VMIG1        100,000       100,000
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                           BBB/Baa1        500,000       539,170
        Oregon -- 2.32%
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000       946,420
        Pennsylvania -- 1.60%
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR          220,000       210,241
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       440,968
        South Dakota -- 1.88%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       766,515
        Tennessee -- 1.45%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                    A/Baa1         100,000       106,104
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                   BB+/Ba3         500,000       486,510
        Texas -- 11.58%
       a  Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Baa3        315,000       232,861
          Bexar  County  Housing   Finance  Corp.   MFR,  5.70%  due  1/1/2021
          (American Opportunity Housing; Insured: Natl-Re)                         NR/Baa1         100,000        91,287
          Bexar  County  Housing   Finance  Corp.   MFR,  5.80%  due  1/1/2031
          (American Opportunity Housing; Insured: Natl Re)                         NR/Baa1         550,000       471,498
          Clifton Higher Education Finance Corp., 9.00% due 2/15/2038              BBB-/NR       1,000,000     1,144,170
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000        97,917
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       489,095
          La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039             BBB/NR       1,000,000       997,230
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  BBB/Baa2        100,000       102,531
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                   A/A2           40,000        41,669
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                          BBB/NR         100,000        91,647
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                          BBB/NR         155,000       137,524
          Texas State Public Finance  Authority  Charter School Finance Corp.,
          5.00% due 8/15/2030 (Idea Public School; Insured: ACA)                    BBB/NR       1,000,000       823,970
        U.S. Virgin Islands -- 1.66%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             BBB/Baa3        500,000       524,720
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017               NR/Baa3         150,000       150,642
        Virginia -- 4.10%
          Norton  IDA,  6.00%  due  12/1/2014  (Norton   Community   Hospital;
          Insured: ACA)                                                             NR/NR          635,000       649,878
          Virginia   College   Building   Authority,    5.00%   due   9/1/2016
          (Hampden-Sydney College)                                                   A/NR          500,000       503,015
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       516,810


TOTAL INVESTMENTS -- 95.90% (Cost $37,163,119)                                                                39,094,404


OTHER ASSETS LESS LIABILITIES -- 4.10%                                                                         1,673,210


NET ASSETS -- 100.00%                                                                                    $    40,767,614

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MFR        Multi Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District
XLCA       Insured by XL Capital Assurance

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:


                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     39,094,404   $              --     $     39,094,404   $              --

Total Investments in Securities        $     39,094,404   $              --     $     39,094,404   $              --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg California Limited Term Municipal Fund                                        December 31, 2009 Unaudited
                                                                                Credit Rating+ Principal
                                                                                 S&P/Moody's     Amount         Value

        ABAG Finance  Authority,  4.75% due  10/1/2011  (California  School of
        Mechanical Arts)                                                           NR/A3      $  435,000  $    453,240
        ABAG Finance  Authority,  4.75% due  10/1/2012  (California  School of
        Mechanical Arts)                                                           NR/A3         455,000       476,731
     a  Alameda County COP, 5.375% due 12/1/2010 (Insured: Natl-Re)                NR/A2       2,000,000     2,057,380
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA-/NR      1,830,000     2,074,323
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa1      1,150,000     1,270,129
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3      2,075,000     2,357,283
        Calexico USD GO, 6.75% due 9/1/2017                                       BBB+/NR      3,060,000     3,236,195
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3       1,540,000     1,604,110
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3       1,445,000     1,478,062
        California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)         NR/A2       1,500,000     1,560,300
        California HFA, 5.25% due 10/1/2013 (Providence Health)                    AA/Aa2        650,000       724,685
        California HFA, 5.00% due 8/15/2014 (Cedars Sinai Medical Center)          NR/A2       1,500,000     1,600,020
        California HFA, 6.00% due 10/1/2018 (Providence Health)                    AA/Aa2        500,000       585,260
     b  California HFA, 5.10% due 2/1/2019 (Episcopal Home)                         A/NR       2,000,000     1,995,600
        California HFA, 5.00% due 7/1/2027 put 7/1/2014  (Catholic  Healthcare
        West)                                                                       A/A2       2,000,000     2,117,900
        California HFA, 0% due 8/1/2029 (Insured: AMBAC/FHA/VA)                   AA-/Aa3      3,200,000       975,328
        California Housing Finance Agency,  4.85% due 8/1/2016 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa2      1,000,000     1,007,300
        California Housing Finance Agency, 9.875% due 2/1/2017                    AA-/Aa3      1,345,000     1,351,066
        California Housing Finance Agency,  5.00% due 8/1/2017 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa2        980,000       996,905
        California Housing Finance Agency, 5.125% due 8/1/2018 (Insured:  AGM)
        (AMT)                                                                     AAA/Aa2      1,000,000       980,050
        California Mobile Home Park Financing Authority,  4.75% due 11/15/2010
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         255,000       256,612
        California Mobile Home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR         570,000       572,155
        California  Municipal  Finance  Authority,  3.45% due 9/1/2014  (Waste
        Management, Inc.)                                                          BBB/NR      1,250,000     1,250,862
        California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A/A2       2,500,000     2,818,575
        California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)          A/A3       2,000,000     2,065,580
        California PCR Solid Waste Disposal,  6.75% due 7/1/2011 (North County
        Recycling Center) (ETM)                                                    NR/Aaa        980,000     1,035,703
        California PCR Solid Waste Disposal,  5.25% due 6/1/2023 put 12/1/2017
        (Republic Services, Inc.) (AMT)                                           BBB/Baa3     1,620,000     1,602,796
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         A/Baa2      2,000,000     2,006,720
        California  State  Department of Water  Resources,  0.20% due 5/1/2022
        put 1/4/2010 (Insured: Bank of New York) (daily demand notes)            A-1+/VMIG1      300,000       300,000
        California  State  Department of Water  Resources,  0.20% due 5/1/2022
        put 1/4/2010 (Insured: Bank of New York) (daily demand notes)            A-1+/VMIG1    1,100,000     1,100,000
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/A1       3,000,000     3,217,740
        California State GO, 5.75% due 10/1/2010 (Insured: AGM)                   AAA/Aa3      1,000,000     1,031,740
        California  State  GO,  5.50%  due  3/1/2012   (School   Improvements;
        Insured: FGIC-TCRS)                                                        A/Baa1        230,000       231,467
        California State Public Works Board,  5.00% due 11/1/2016  (California
        State University)                                                          A-/A1       1,000,000     1,037,950
        California  State  Public  Works  Board  Lease,   5.50%  due  6/1/2010
        (Various Universities)                                                    AA-/Aa2        360,000       367,358
        California  State  Public  Works  Board  Lease,  5.25%  due  10/1/2013
        (California State University)                                              A-/A1         500,000       500,925
        California State Public Works Board Lease, 5.25% due 12/1/2014            A-/Baa2      1,525,000     1,534,775
        California  State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
        (Department of Corrections; Insured: AMBAC)                               A-/Baa3      2,000,000     2,126,140
        California  State  Public  Works  Board  Lease,  5.00%  due  11/1/2015
        (Various Universities)                                                    AA-/Aa2      1,000,000     1,081,790
        California  Statewide  Communities  Development  Authority,  5.00% due
        6/15/2013                                                                  A/Baa1      2,500,000     2,659,050
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2010 (Huntington Memorial Hospital)                                    A+/NR       1,000,000     1,015,510
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 (East Campus Apartments; Insured: ACA)                           NR/Baa1      1,215,000     1,259,736
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                 A/NR         750,000       807,270
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars Sinai Center Hospital; Insured: Natl-Re)                   A/A2         430,000       460,048
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028  put  4/1/2013  (Southern  California  Edison  Co.;  Insured:
        Syncora)                                                                    A/A1       2,575,000     2,670,095
        Carson  Redevelopment  Agency  Tax  Allocation,  6.00%  due  10/1/2019
        (Project Area 1)                                                           A-/NR       1,050,000     1,122,377
        Central  Union  High  School  District  Imperial  County,   5.00%  due
        8/1/2012 (Insured: FGIC)                                                    A/NR         830,000       884,863
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1       1,000,000     1,098,640
        Cerritos  Public  Financing   Authority  Tax  Allocation,   5.00%  due
        11/1/2014 (Insured: AMBAC)                                                 A-/NR       1,260,000     1,350,556
        City of Woodland GO, 2.50% due 6/30/2010 (Anticipation Notes)             SP-1+/NR     1,900,000     1,913,224
        Corona Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AAA/Aa3      1,595,000     1,112,066
        County of Monterey, 5.00% due 8/1/2014 (Refinancing Project;  Insured:
        AGM)                                                                      AAA/Aa3      2,000,000     2,202,100
        County of Solano California, 5.00% due 11/15/2013                          AA-/A2      1,780,000     1,936,355
        County of Solano California, 5.00% due 11/15/2016                          AA-/A2      1,000,000     1,059,650
        Daly City Housing Development  Financing Agency,  5.00% due 12/15/2019
        (Franciscan Mobile Home Park)                                              A-/NR       1,815,000     1,727,517
        Desert Sands USD COP, 5.25% due 3/1/2014 (School Improvements)             A+/A2       1,745,000     1,883,850
        Desert Sands USD COP, 5.00% due 3/1/2017 (School Improvements)             A+/A2       1,500,000     1,565,595
        Escondido USD GO, 6.10% due 11/1/2011 (Insured: Natl-Re)                   A/Baa1        500,000       509,070
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                  A/Baa2        735,000       796,108
        High Desert California Memorial Health Care, 5.40% due 10/1/2011           NR/NR       1,315,000     1,316,368
        Inland Valley Development Agency, 5.25% due 4/1/2012                        A/NR       1,490,000     1,560,030
        Irvine Ranch Water  District GO, 0.21% due 4/1/2033 put 1/4/2010 (LOC:
        Bank of America) (daily demand notes)                                    A-1/VMIG1     1,075,000     1,075,000
        Irvine Ranch Water  District GO, 0.25% due 7/1/2035 put 1/4/2010 (LOC:
        Landesbank Baden) (daily demand notes)                                   A-2/VMIG1     3,250,000     3,250,000
        Kern High School District GO, 7.00% due 8/1/2010 (ETM)                    NR/Baa1        165,000       171,428
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AAA/NR      1,160,000     1,208,801
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AAA/NR        680,000       710,015
        Los  Angeles  Community   Redevelopment  Agency,  5.75%  due  7/1/2010
        (Cinerama Dome Public Parking; Insured: ACA)                               NR/NR         435,000       430,232
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  AA-/A1      2,000,000     2,164,580
        Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     AA-/A1      1,400,000     1,496,026
        Los Angeles  County  Schools,  5.00% due 6/1/2016  (Pooled  Financing;
        Insured: Natl-Re)                                                          A/Baa1      1,000,000     1,052,140
        Los Angeles  County  Schools,  5.00% due 6/1/2017  (Pooled  Financing;
        Insured: Natl-Re)                                                          A/Baa1      1,010,000     1,052,046
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        Intl.)                                                                     AA/Aa3      2,000,000     2,149,680
        Los Angeles  Department of Water & Power, 5.25% due 7/1/2011 (Insured:
        Natl-Re)                                                                  AA-/Aa3      3,000,000     3,209,880
        Los Angeles Solid Waste, 3.00% due 2/1/2011                               AA/Aa3e      1,610,000     1,652,085
        Los Angeles Solid Waste, 4.00% due 2/1/2012                               AAe/Aa3e       850,000       903,040
        Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                 AA-/Aa3      2,500,000     2,745,775
        Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020             A-/NR       1,190,000     1,214,336
        Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00% due  9/1/2015
        (Insured: Natl-Re)                                                         A/Baa1      2,000,000     2,088,500
        Mojave USD COP, 0% due 9/1/2017 (Insured: AGM)                             AAA/NR      1,045,000       751,334
        Mojave USD COP, 0% due 9/1/2018 (Insured: AGM)                             AAA/NR      1,095,000       723,642
        Moorpark  Mobile  Home Park,  5.80% due  5/15/2010  (Villa Del Arroyo;
        Insured: ACA)                                                              NR/NR         270,000       271,393
        Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00% due  10/1/2014
        (Insured: Natl-Re)                                                         A/Baa1        625,000       662,719
        Oxnard Financing  Authority Solid Waste,  5.25% due 6/1/2014 (Insured:
        FGIC)                                                                      A+/NR       1,000,000     1,088,640
        Oxnard Financing  Authority Waste Water,  5.00% due 5/1/2013 (Insured:
        AMBAC) (AMT)                                                                A/NR       2,115,000     2,254,653
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AAA/Aa3      2,000,000     1,244,760
        Pomona USD GO, 6.10% due 2/1/2010 (Insured: Natl-Re)                       A/Baa1        320,000       320,966
        Port Oakland  California,  5.75% due 11/1/2012  pre-refunded  5/1/2010
        (Port, Airport & Marina Improvements; Insured: FGIC) (AMT)                  A/A1          15,000        15,233
        Port Oakland California,  5.75% due 11/1/2012 (Port,  Airport & Marina
        Improvements; Insured: FGIC) (AMT)                                          A/A1       2,160,000     2,182,680
        Richmond Joint Powers Financing Authority,  5.25% due 5/15/2013 (Lease
        & Gas Tax)                                                                  A/NR         390,000       390,893
        Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       AA-/A2      1,000,000     1,083,820
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A/A2       1,000,000     1,012,430
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                   A/Baa1      3,310,000     2,640,056
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Proctor  &
        Gamble)                                                                    A+/A1       1,100,000     1,208,504
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Proctor  &
        Gamble)                                                                    A+/A1         625,000       668,894
        San  Bernardino  County  Community  Facilities  District,   5.10%  due
        9/1/2011                                                                   NR/NR         190,000       192,432
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR         205,000       208,143
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR         300,000       304,242
        San Bernardino  County Multi Family Housing,  4.75% due 12/15/2031 put
        12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       NR/Aaa      3,100,000     3,301,097
        San Bernardino  County  Transportation  Authority Sales Tax, 6.00% due
        3/1/2010 (Insured: FGIC) (ETM)                                             NR/NR         195,000       196,851
        San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 NR/NR         350,000       363,724
        San Diego  County  COP,  5.50% due  9/1/2017  (Developmental  Services
        Foundation)                                                                NR/Ba1      2,000,000     1,889,760
        San Francisco  City & County  Airports,  5.25% due 5/1/2013  (Insured:
        Natl-Re/FGIC)                                                               A/A1       1,055,000     1,102,865
        San   Francisco   City  &  County   Airports,   6.50%   due   5/1/2019
        put 5/1/2010 (International Airport)                                        A/A1       1,480,000     1,507,217
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2010
        (George R. Moscone Convention Center)                                     AA-/Aa3      1,380,000     1,368,035
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2011
        (George R. Moscone MBIA-IB; Insured: Natl Re)                             AA-/Aa3      1,200,000     1,188,912
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                          A/Baa1      1,000,000     1,028,270
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AAA/Aa3      5,000,000     3,219,450
        San Jose  Evergreen  Community  College  District  GO, 0% due 9/1/2011
        crossover refunded 9/1/2010 (Insured: AMBAC)                              AA-/Aa2      2,200,000     2,065,448
        San Jose  Redevelopment  Agency  Tax  Allocation,  5.25% due  8/1/2012
        (Merged Area Redevelopment; Insured: Natl-Re)                               A/A3       1,000,000     1,060,110
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
        Utility Improvements)                                                      A+/NR       2,000,000     2,130,100
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                   A/Baa1      1,000,000     1,000,540
        San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                          AA/Aa2      2,000,000     1,287,340
        Santa Barbara County, 5.25% due 12/1/2014 (Insured: AMBAC)                 AA+/A1      1,145,000     1,255,813
        Seal  Beach   Redevelopment   Agency  Mobile  Home  Park,   5.20%  due
        12/15/2013 (Insured: ACA)                                                  NR/NR         470,000       478,686
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A2       1,060,000     1,151,372
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A2       1,000,000     1,042,510
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        350,000       395,157
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Insured: AMBAC)                                                           NR/Aa3        250,000       282,255
        Tracy Area Public Facilities  Financing Agency Special Tax, 5.875% due
        10/1/2019 (Community Facilities District No. 87)                           A/Baa1        835,000       838,231
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A1         500,000       555,180
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A1       1,460,000     1,581,983
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC) (ETM)                NR/NR         445,000       511,790
        Victorville  Redevelopment  Agency,  5.00% due 12/1/2014  (Bear Valley
        Road Redevelopment; Insured: AGM)                                         AAA/Aa3        255,000       274,235
        Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: Natl-Re) (ETM)          AA-/NR      1,000,000     1,048,960
        Washington  USD COP,  5.00% due 8/1/2017  (New High  School;  Insured:
        AMBAC)                                                                    BBB+/NR        725,000       754,094
        Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/NR         855,000       856,154


TOTAL INVESTMENTS -- 98.82% (Cost $157,788,594)                                                           $161,485,970


OTHER ASSETS LESS LIABILITIES -- 1.18%                                                                       1,920,529


NET ASSETS -- 100.00%                                                                                     $163,406,499

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.
a     Segregated as collateral for a when-issued security.
b     When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG       Association of Bay Area Governments
ACA        Insured by American Capital Access
AGM        Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:


                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    161,485,970   $              --     $    161,485,970   $             --

Total Investments in Securities        $    161,485,970   $              --     $    161,485,970   $             --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg New Mexico Intermediate Municipal Fund                                        December 31, 2009 Unaudited
                                                                                Credit Rating+ Principal
                                                                                 S&P/Moody's     Amount        Value

        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A1     $ 4,000,000 $   4,412,640
        Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                    AAA/Aa3      1,775,000     1,689,658
        Albuquerque GRT, 0% due 7/1/2012 (Insured: AGM)                           AAA/Aa3        225,000       209,540
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa3      1,340,000     1,480,164
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa3      3,000,000     3,313,800
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/Aa3      1,170,000     1,206,235
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/Aa3      2,140,000     2,195,554
        Albuquerque Municipal School District GO, 5.00% due 8/1/2015               AA/Aa2      1,175,000     1,204,070
        Albuquerque  Refuse Removal & Disposal,  5.00% due 7/1/2010  (Insured:
        AGM)                                                                      AAA/Aa3        415,000       424,736
        Belen Gasoline Tax Improvement, 5.40% due 1/1/2011                         NR/NR         175,000       175,072
        Bernalillo County GRT, 5.25% due 10/1/2012                                AAA/Aa3      1,000,000     1,111,950
        Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)               AA/Aa3      3,000,000     3,393,270
        Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)               AAA/Aa3      3,170,000     3,731,090
        Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)               AAA/Aa3      1,275,000     1,505,775
        Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)               AAA/Aa3      3,850,000     4,572,529
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AAA/Aa2      1,520,000     1,707,492
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AAA/Aa2      1,000,000     1,143,510
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AAA/Aa2      1,420,000     1,546,025
        Chaves County GRT, 5.00% due 7/1/2017  pre-refunded 7/1/2010 (Insured:
        FGIC)                                                                      NR/A3       1,000,000     1,023,620
        Chaves County GRT, 5.05% due 7/1/2019  pre-refunded 7/1/2010 (Insured:
        FGIC)                                                                      NR/A3         735,000       752,544
        Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              NR/NR         555,000       581,368
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR       1,000,000       997,250
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR       2,510,000     2,524,006
        Farmington  Hospital,  5.00% due 6/1/2017 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       1,035,000     1,090,631
        Farmington  Hospital,  5.125% due 6/1/2018 (San Juan Regional  Medical
        Center)                                                                    NR/A3         570,000       588,947
        Farmington  Hospital,  5.125% due 6/1/2019 (San Juan Regional  Medical
        Center)                                                                    NR/A3         645,000       662,776
        Farmington  Hospital,  5.00% due 6/1/2022 (San Juan  Regional  Medical
        Center)                                                                    NR/A3       2,325,000     2,378,382
        Farmington  PCR, 0.23% due 5/1/2024 put 1/4/2010 (LOC:  Barclays Bank)
        (daily demand notes)                                                       AA/Aa3      1,000,000     1,000,000
        Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: AGM)            AAA/Aa3      6,095,000     6,415,536
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2011 (Insured: AMBAC)      A/Baa1        500,000       521,200
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      A/Baa1      3,345,000     3,543,626
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      A/Baa1      2,110,000     2,255,252
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      A/Baa1      3,540,000     3,633,952
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa2      1,565,000     1,715,037
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa2      1,655,000     1,803,768
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa2      1,745,000     1,891,493
        Grant County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
        Medical Center; Insured: Radian)                                           BBB/NR      1,385,000     1,400,900
        Guam Government, 5.375% due 12/1/2024                                     BBB-/NR      2,000,000     1,998,880
        Los Alamos County GRT Improvement, 5.75% due 6/1/2016                      AA+/A1      1,000,000     1,141,350
        Los Alamos County GRT Improvement, 5.625% due 6/1/2023                     AA+/A1      1,000,000     1,091,970
        Los Alamos County GRT Improvement, 5.75% due 6/1/2024                      AA+/A1      3,000,000     3,284,400
        Los Alamos County GRT Improvement, 5.75% due 6/1/2025                      AA+/A1      1,000,000     1,089,660
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AAA/Aa3      1,265,000     1,413,119
        New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (AMT)     NR/Aaa      1,000,000     1,001,060
        New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         NR/Aa3      2,280,000     2,531,530
        New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)       AA+/Aa2      2,660,000     2,929,644
        New Mexico Finance Authority, 5.00% due 6/15/2014 (Insured: Natl-Re)      AA+/Aa2      2,100,000     2,392,845
        New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)         AA+/Aa2      1,000,000     1,118,290
        New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         NR/Aa3      2,360,000     2,654,882
        New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         NR/Aa3      2,915,000     3,135,491
        New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       NR/Aa3      1,215,000     1,296,441
        New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)         AA+/Aa2        365,000       392,583
        New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)      AA-/Aa3      1,300,000     1,389,206
        New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)      AA-/Aa3      7,000,000     7,475,230
        New  Mexico  Highway   Commission  Senior  Sub  Lien  Tax,  5.00%  due
        6/15/2010 (ETM)                                                           AAA/Aa2        255,000       260,416
        New  Mexico  Highway   Commission  Senior  Sub  Lien  Tax,  5.00%  due
        6/15/2010                                                                 AAA/Aa2        245,000       250,329
        New  Mexico  Highway   Commission  Senior  Sub  Lien  Tax,  5.50%  due
        6/15/2014 pre-refunded 6/15/2011                                          AAA/Aa2      2,000,000     2,133,460
        New  Mexico  Hospital  Equipment  Loan  Council,  4.80%  due  8/1/2010
        (Presbyterian Healthcare)                                                 AA-/Aa3        500,000       508,930
        New  Mexico  Hospital  Equipment  Loan  Council,  5.75%  due  8/1/2016
        pre-refunded 8/1/2011 (Presbyterian Healthcare)                           AA-/Aa3      3,205,000     3,491,623
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,730,000     1,966,197
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,000,000     1,136,530
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,185,000     1,346,788
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                        AA-/Aa3      6,000,000     6,598,800
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)             NR/Baa1      1,000,000     1,149,360
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR         960,000       950,227
        New Mexico MFA Forward Mortgage,  6.50% due 7/1/2025  (Collateralized:
        FNMA/GNMA)                                                                 AAA/NR        115,000       120,128
        New Mexico MFA MFR,  5.05% due 9/1/2027 (St.  Anthony;  Insured:  FHA)
        (AMT)                                                                      AAA/NR        890,000       888,905
        New  Mexico  MFA  MFR,  6.05%  due  7/1/2028  (Sandpiper   Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR      2,335,000     2,434,611
        New Mexico MFA MFR,  5.00% due 7/1/2031  put 7/1/2011  (Sombra Del Oso
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,000,000     2,100,240
        New  Mexico  MFA MFR,  5.00%  due  7/1/2031  put  7/1/2011  (Riverwalk
        Apartments; Collateralized: FNMA)                                          NR/Aaa      1,910,000     2,005,729
        New Mexico MFA MFR,  5.00% due 7/1/2031 put 7/1/2011  (Tierra Pointe I
        Apartments; Collateralized: FNMA)                                          NR/Aaa      2,785,000     2,924,584
        New Mexico MFA SFMR,  5.70% due 9/1/2014  (Collateralized:  FNMA/GNMA)
        (AMT)                                                                      AAA/NR         65,000        67,159
        New Mexico MFA SFMR, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)        AAA/NR        105,000       105,176
        New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        AAA/NR        165,000       166,767
        New Mexico MFA SFMR, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)        AAA/NR         55,000        55,662
        New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             AAA/NR        160,000       166,662
        New Mexico MFA SFMR, 5.875% due 9/1/2021  (Collateralized:  FNMA/GNMA)
        (AMT)                                                                      AAA/NR        285,000       292,789
        New Mexico MFA SFMR,  6.05% due 9/1/2021  (Collateralized:  FNMA/GNMA)
        (AMT)                                                                      AAA/NR        190,000       196,741
        New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,410,000     1,456,474
        New   Mexico   MFA  SFMR,   5.375%   due   7/1/2023   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,955,000     2,042,154
        New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      3,075,000     3,154,981
        New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028   (Collateralized:
        GNMA/FNMA/FHLMC) (AMT)                                                     AAA/NR      1,755,000     1,823,743
        New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029   (Collateralized:
        GNMA/FNMA/FHLMC)                                                           AAA/NR      1,000,000     1,047,030
        New Mexico Severance Tax, 5.00% due 7/1/2010 (Insured: Natl-Re)            AA/Aa2      1,000,000     1,023,770
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)            AAA/Aa3      1,000,000     1,116,340
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: FGIC)                         AA-/A1        955,000     1,072,293
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: FGIC)                         AA-/A1        555,000       611,616
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: FGIC)                         AA-/A1      1,000,000     1,051,820
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2014                                                                  NR/A1         400,000       429,288
        San Juan County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
        5/15/2022                                                                  NR/A1       1,725,000     1,783,926
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/A1       1,225,000     1,370,407
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR       6,390,000     6,689,691
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2      1,420,000     1,470,793
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2      1,335,000     1,353,797
        Santa Fe Community College GO, 1.00% due 8/1/2010                          NR/Aa2      4,100,000     4,116,482
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR      1,099,000     1,100,220
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR      1,835,000     1,834,927
        Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo  Improvement
        District)                                                                  NR/NR       1,705,000     1,604,524
        Santa Fe County  Charter School  Foundation,  6.50% due 1/15/2026 (ATC
        Foundation)                                                                NR/NR       1,000,000       913,630
        Santa Fe County Charter School  Foundation,  6.625% due 1/15/2036 (ATC
        Foundation)                                                                NR/NR       1,030,000       900,261
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AAA/Aa3      1,000,000     1,119,120
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AAA/Aa3      1,520,000     1,752,742
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa2      1,400,000     1,504,972
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa2      1,535,000     1,643,724
        Santa Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
        College)                                                                  BBB+/NR      1,105,000     1,094,580
        Santa Fe GRT, 5.25% due 6/1/2014 (Insured: AMBAC)                          AA+/A1      1,025,000     1,096,914
        Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         30,000        30,082
        Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         50,000        50,120
        Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)       NR/Aaa         85,000        85,105
        Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                    NR/Baa1      1,000,000     1,014,990
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                NR/Baa1      1,500,000     1,652,610
        University of New Mexico, 5.25% due 6/1/2013                               AA/Aa3        665,000       726,253
        University of New Mexico, 5.25% due 6/1/2014                               AA/Aa3        335,000       364,601
        University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              AA/Aa3      1,590,000     1,803,966
        University of New Mexico, 5.25% due 6/1/2015                               AA/Aa3      1,195,000     1,334,755
        University of New Mexico, 5.25% due 6/1/2016                               AA/Aa3        645,000       701,992
        University of New Mexico, 5.25% due 6/1/2017                               AA/Aa3      1,730,000     1,882,863
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa3      1,825,000     1,979,450
        University of New Mexico, 5.25% due 6/1/2018                               AA/Aa3      1,200,000     1,329,792
        University of New Mexico, 5.25% due 6/1/2021                               AA/Aa3      1,000,000     1,079,880
        University of New Mexico, 6.00% due 6/1/2021                               AA/Aa3        610,000       712,206
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,920,000     3,137,394
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,000,000     2,124,760
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,000,000     2,104,340
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AAA/Aa3      3,000,000     3,133,740
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AAA/Aa3      3,000,000     3,128,700
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AAA/Aa3      2,310,000     2,403,301
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured AGM/FHA)                                                         AAA/Aa3        500,000       519,780
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR       2,000,000     1,765,480
        Villa  Hermosa  Multi  Family  Housing,  5.85% due  11/20/2016  (Villa
        Hermosa Apartments; Collateralized: GNMA) (AMT)                            CC/NR       1,105,000     1,006,556
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             BBB/Baa3     5,000,000     5,256,200


TOTAL INVESTMENTS -- 95.46% (Cost $213,499,302)                                                        $   222,966,927


OTHER ASSETS LESS LIABILITIES -- 4.54%                                                                      10,615,440


NET ASSETS -- 100.00%                                                                                  $   233,582,367

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:


                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    222,966,927   $              --     $    222,966,927   $             --

Total Investments in Securities        $    222,966,927   $              --     $    222,966,927   $             --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg New York Intermediate Municipal Fund                                          December 31, 2009 Unaudited
                                                                                Credit Rating+ Principal
                                                                                 S&P/Moody's     Amount         Value

        Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)              NR/NR     $   465,000 $     460,397
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,129,271
        Erie  County  IDA  School  Facilities  Revenue,   5.25%  due  5/1/2025
        (Buffalo City School District)                                             AA-/A1      1,000,000     1,066,790
        Guam Government, 5.375% due 12/1/2024                                     BBB-/NR      1,000,000       999,440
        Hempstead IDA, 5.00% due 12/1/2010 put 6/1/2010 (American Ref-Fuel)       BB+/Baa2     1,200,000     1,201,824
        Monroe  County IDA,  6.45% due 2/1/2014  (DePaul  Community  Facility;
        Insured: SONYMA)                                                           NR/Aa1        545,000       547,540
        Monroe  County IDA,  5.375% due  6/1/2017  (St.  John Fisher  College;
        Insured: Radian)                                                           NR/NR         495,000       498,361
        New York City,  0.22% due  4/1/2035 put  1/4/2010  (SPA:  Dexia)
        (daily demand notes)                                                      A1/VIG1        200,000       200,000
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa3        400,000       421,380
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,149,280
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (ETM)                                                                      AAA/A2      1,000,000     1,074,640
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        (Insured: AMBAC)                                                          AAA/Aa1      1,000,000     1,097,390
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (State Aid Withholding)                                                    AA-/A1      1,000,000     1,096,430
        New York City Transitional Finance Authority, 5.00% due 11/1/2020         AAA/Aa1      1,000,000     1,084,420
        New York City Trust Cultural Resources,  5.75% due 7/1/2014 (Museum of
        American Folk Art; Insured: ACA)                                           NR/NR         920,000       765,826
        New York Convention  Center  Development  Corp.  Hotel Unit Fee, 5.00%
        due 11/15/2017 (Insured: AMBAC)                                            NR/A2       1,000,000     1,064,970
        New York Dormitory Authority,  5.25% due 7/1/2010 (D'Youville College;
        Insured: Radian)                                                           NR/NR         350,000       355,348
        New York Dormitory Authority,  5.25% due 7/1/2011 (D'Youville College;
        Insured: Radian)                                                           NR/NR         370,000       384,611
        New York  Dormitory  Authority,  5.25% due  8/15/2013  (Master  Boces;
        Insured: AGM)                                                             AAA/Aa3      1,000,000     1,066,560
        New York  Dormitory  Authority,  5.00% due  2/15/2015  (Mental  Health
        Services; Insured: AMBAC)                                                  AA-/NR      1,000,000     1,114,530
        New  York   Dormitory   Authority,   5.25%  due  8/15/2015  (New  York
        Presbyterian Hospital; Insured: AGM/FHA)                                  AAA/Aa3      1,000,000     1,080,070
        New York  Dormitory  Authority,  5.00% due  7/1/2016  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1        400,000       441,704
        New York Dormitory  Authority,  5.00% due 10/1/2018  (School  District
        Revenue; Insured: AGM)                                                    AAA/Aa3      1,000,000     1,095,340
        New  York  Dormitory  Authority,   5.50%  due  2/15/2019  pre-refunded
        8/15/2011 (Mental Health Services; Insured: Natl-Re)                       AA-/NR        585,000       631,706
        New  York  Dormitory  Authority,  5.50%  due  7/1/2019  (Brooklyn  Law
        School; Insured: Radian)                                                 BBB+/Baa1     1,400,000     1,432,592
        New  York  Dormitory  Authority,  6.10%  due  7/1/2019  (Ryan  Clinton
        Community Health Center; Insured: SONYMA)                                  NR/Aa1      1,000,000     1,011,550
        New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal Health
        Facilities)                                                                AA-/A1      1,000,000     1,054,710
        New York  Dormitory  Authority,  5.00% due 7/1/2024  (Bishop  Henry B.
        Hucles Nursing Home; Insured: SONYMA)                                      NR/Aa1      1,000,000     1,039,330
        New  York  Dormitory  Authority,  5.25%  due  7/1/2027  (Health  Quest
        Systems; Insured: AGM)                                                    AAA/Aa3        500,000       531,495
        New York  Dormitory  Authority,  5.25% due 5/1/2030  (North Shore Long
        Island Jewish Medical)                                                    A-/Baa1      1,000,000     1,005,790
        New  York  Dormitory  Authority,   0.20%  due  7/1/2037  put  1/4/2010
        (Cornell University; SPA: Bank of America N.A.) (daily demand notes)     A-1/VMIG1       400,000       400,000
        New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012     AAA/Aa3      1,000,000     1,101,540
        New York Dormitory  Authority Personal Income Tax, 5.00% due 3/15/2019
        (Insured: AGM)                                                            AAA/Aa3      1,000,000     1,081,450
        New  York  Environmental   Facilities  Corp.  PCR  Water,  6.875%  due
        6/15/2014 (State Revolving Fund)                                          AAA/Aaa        400,000       402,104
        New  York  State  Thruway  Authority   General,   5.00%  due  1/1/2018
        (Insured: AMBAC)                                                           A+/A1       1,000,000     1,064,480
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR       1,000,000     1,076,920
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,100,850
        Oneida  County IDA,  6.00% due  1/1/2010  (Faxton  Hospital;  Insured:
        Radian)                                                                   BBB-/NR        375,000       375,000
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        NY; LOC: HSBC Bank USA)                                                    NR/Aa3        450,000       458,114
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AAA/Aa3      1,000,000     1,094,160
        Port   Chester  IDA,   4.75%  due  7/1/2031  put  7/1/2011   (American
        Foundation; Collateralized: FNMA)                                          AAA/NR        750,000       778,777
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                       AA-/A1      1,000,000     1,061,460
        Tompkins  County  IDA,  0.20%  due  7/1/2037  put  1/4/2010   (Cornell
        University; Insured: JP Morgan Chase Bank) (daily demand notes)          A-1+/VMIG1      100,000       100,000
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa2      1,410,000     1,522,236
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       744,471
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A1         210,000       219,078
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/Baa3      1,350,000     1,355,778


TOTAL INVESTMENTS -- 95.66% (Cost $38,587,238)                                                           $  40,039,713


OTHER ASSETS LESS LIABILITIES -- 4.34%                                                                       1,815,835


NET ASSETS -- 100.00%                                                                                    $  41,855,548

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     40,039,713   $              --     $     40,039,713   $             --

Total Investments in Securities        $     40,039,713   $              --     $     40,039,713   $             --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Limited Term U.S. Government Fund                                             December 31, 2009 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value

            U.S. TREASURY SECURITIES -- 19.10%
                 United States Treasury Notes, 3.625%, 1/15/2010                   $   16,000,000      $    16,016,875
                 United States Treasury Notes, 2.125%, 4/30/2010                        5,000,000            5,032,617
                 United States Treasury Notes, 4.625%, 10/31/2011                       2,000,000            2,130,078
                 United States Treasury Notes, 4.875%, 6/30/2012                        4,000,000            4,338,593
                 United States Treasury Notes, 2.625%, 2/29/2016                        2,000,000            1,946,250
                 United States Treasury Notes, 4.875%, 8/15/2016                        5,000,000            5,499,219
                 United States Treasury Notes, 4.625%, 2/15/2017                        4,000,000            4,320,938
                 United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014      2,293,620            2,429,230
                 United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015     4,445,440            4,683,549
                 United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016      5,445,700            5,751,272

            TOTAL U.S. TREASURY SECURITIES (Cost $50,607,814)                                               52,148,621

            U.S. GOVERNMENT AGENCIES -- 16.88%
                 Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                         200,000              233,681
                 Federal Farm Credit Bank, 6.06%, 5/28/2013                               240,000              269,478
                 Federal Farm Credit Bank, 3.98%, 1/22/2015                             1,000,000            1,038,481
                 Federal Home Loan Bank, 4.125%, 8/13/2010                              3,000,000            3,069,357
                 Federal Home Loan Bank, 5.375%, 6/13/2014                              2,000,000            2,217,150
                 Federal Home Loan Bank, 5.00%, 12/8/2017                               3,000,000            3,196,176
                 Federal Home Loan Mtg Corp., 2.375%, 2/24/2012                         2,000,000            2,005,371
                 Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                          5,000,000            5,374,018
                 Federal Home Loan Mtg Corp., 5.50%, 3/28/2016                          1,190,000            1,245,443
                 Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                         3,000,000            3,207,859
                 Federal Home Loan Mtg Corp., 5.50%, 7/15/2019                          4,536,104            4,857,153
                 Federal National Mtg Assoc., 2.00%, 3/2/2011                           2,000,000            2,004,670
                 Federal National Mtg Assoc., 4.40%, 2/19/2015                          1,585,000            1,685,298
       a         Overseas Private Investment Corp., 4.10%, 11/15/2014                   1,252,800            1,260,630
                 Private Export Funding Corp., 5.685%, 5/15/2012                        5,000,000            5,482,940
                 Private Export Funding Corp., 4.974%, 8/15/2013                        2,700,000            2,946,858
                 Tennessee Valley Authority, 4.75%, 8/1/2013                            3,000,000            3,249,947
                 U.S. Department of Transportation Headquarters,  Series 2004 Class
     a,b         A-2, 5.594%, 12/7/2021                                                 2,763,298            2,763,298

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $43,904,504)                                               46,107,808

            MORTGAGE BACKED -- 59.26%
                 Federal  Home Loan Mtg  Corp.,  CMO Series  1321 Class TE,  7.00%,
                 8/15/2022                                                                645,556              702,197
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2420 Class MC,  6.00%,
                 2/15/2017                                                              1,185,833            1,267,657
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2509 Class TV,  5.50%,
                 4/15/2022                                                              2,473,855            2,617,823
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2553 Class GB,  5.00%,
                 1/15/2018                                                              1,000,000            1,068,650
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2622 Class PE,  4.50%,
                 5/15/2018                                                              2,500,000            2,606,271
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class AB,  4.50%,
                 6/15/2018                                                              1,128,686            1,174,312
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2628 Class DQ,  3.00%,
                 11/15/2017                                                               570,403              577,923
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2641 Class WE,  4.50%,
                 1/15/2033                                                                723,729              751,043
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2642 Class JE,  5.00%,
                 9/15/2032                                                              2,000,000            2,104,405
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2649 Class QH,  4.50%,
                 7/15/2018                                                              1,000,000            1,038,316
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2692 Class QD,  5.00%,
                 12/15/2022                                                             2,575,000            2,712,252
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2731 Class Vl,  5.50%,
                 12/15/2014                                                             2,341,252            2,496,142
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2744 Class JG,  5.00%,
                 8/15/2032                                                              1,500,000            1,563,926
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2764 Class UE,  5.00%,
                 10/15/2032                                                             2,000,000            2,088,333
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2770 Class UD,  4.50%,
                 5/15/2017                                                              2,400,000            2,508,697
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2802 Class NE,  5.00%,
                 2/15/2033                                                              1,470,000            1,534,194
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2814 Class GB,  5.00%,
                 6/15/2019                                                              1,017,920            1,056,962
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2825 Class VP,  5.50%,
                 6/15/2015                                                              4,542,686            4,845,734
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2834 Class VE,  5.50%,
                 7/15/2015                                                              2,046,513            2,107,757
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2901 Class UB,  5.00%,
                 3/15/2033                                                              2,400,000            2,488,537
                 Federal  Home Loan Mtg  Corp.,  CMO Series  2943 Class HE,  5.00%,
                 3/15/2033                                                              1,965,000            2,054,316
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3020 Class VA,  5.50%,
                 11/15/2014                                                             1,184,045            1,254,950
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3054 Class DW,  5.50%,
                 5/15/2034                                                              1,718,538            1,823,707
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3067 Class PJ,  5.50%,
                 7/15/2031                                                              3,000,000            3,177,851
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3068 Class VA,  5.50%,
                 10/15/2016                                                             1,386,430            1,455,419
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3078 Class PC,  5.50%,
                 11/15/2030                                                             2,250,000            2,383,799
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3178 Class MC,  6.00%,
                 4/15/2032                                                              5,275,000            5,541,728
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3184 Class PC,  5.50%,
                 8/15/2032                                                              5,535,000            5,832,490
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3187 Class LA,  5.50%,
                 4/15/2031                                                              2,188,358            2,267,953
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3192 Class GB,  6.00%,
                 1/15/2031                                                              1,000,000            1,038,797
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3216 Class NA,  6.00%,
                 5/15/2028                                                              1,036,892            1,054,280
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3219 Class PD,  6.00%,
                 11/15/2035                                                             3,000,000            3,221,747
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3228 Class PC,  5.50%,
                 7/15/2030                                                              5,000,000            5,105,062
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3271 Class LU,  5.50%,
                 1/15/2018                                                              2,595,300            2,765,074
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3319 Class PA,  5.50%,
                 8/15/2030                                                                619,984              645,861
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3320 Class TC,  5.50%,
                 10/15/2032                                                             2,000,000            2,118,050
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3331 Class PB,  6.00%,
                 1/15/2031                                                              2,000,000            2,116,494
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3351 Class PK,  5.50%,
                 1/15/2032                                                              3,000,000            3,173,415
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3456 Class KV,  5.50%,
                 9/15/2017                                                              2,609,369            2,783,811
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3480 Class VA,  6.00%,
                 6/15/2019                                                              2,726,262            2,941,459
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3541 Class PA,  5.00%,
                 5/15/2039                                                              1,875,931            1,956,029
                 Federal  Home Loan Mtg  Corp.,  CMO Series  3589 Class CA,  4.00%,
                 10/15/2021                                                             1,966,398            2,018,031
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R003 Class VA,  5.50%,
                 8/15/2016                                                              1,208,313            1,285,069
                 Federal  Home Loan Mtg  Corp.,  CMO Series  R012 Class AB,  5.50%,
                 12/15/2020                                                             2,121,880            2,213,190
                 Federal Home Loan Mtg Corp., Pool # 1N1736, 5.269%, 4/1/2037             901,202              939,802
                 Federal Home Loan Mtg Corp., Pool # 298107, 10.25%, 8/1/2017              20,384               23,265
                 Federal Home Loan Mtg Corp., Pool # B14155, 3.50%, 5/1/2019            1,332,032            1,321,262
                 Federal Home Loan Mtg Corp., Pool # C90041, 6.50%, 11/1/2013              12,542               13,189
                 Federal Home Loan Mtg Corp., Pool # D37120, 7.00%, 7/1/2023               23,189               25,359
                 Federal  National Mtg Assoc.,  CMO Series 1993-122 Class D, 6.50%,
                 6/25/2023                                                                  1,676                1,672
                 Federal  National Mtg Assoc.,  CMO Series  1993-32 Class H, 6.00%,
                 3/25/2023                                                                 74,175               79,109
                 Federal  National Mtg Assoc.,  CMO Series 2002-18 Class PC, 5.50%,
                 4/25/2017                                                              1,429,743            1,500,327
                 Federal  National Mtg Assoc.,  CMO Series 2003-15 Class CY, 5.00%,
                 3/25/2018                                                              1,017,000            1,081,652
                 Federal  National Mtg Assoc.,  CMO Series  2003-4 Class PE, 5.00%,
                 2/25/2018                                                              2,330,000            2,468,247
                 Federal  National Mtg Assoc.,  CMO Series 2003-44 Class CB, 4.25%,
                 3/25/2033                                                              2,189,571            2,253,029
                 Federal  National Mtg Assoc.,  CMO Series 2003-66 Class PA, 3.50%,
                 2/25/2033                                                                688,473              698,125
                 Federal  National Mtg Assoc.,  CMO Series  2003-9 Class DB, 5.00%,
                 2/25/2018                                                              1,000,000            1,059,203
                 Federal  National Mtg Assoc.,  CMO Series 2003-92 Class KH, 5.00%,
                 3/25/2032                                                              2,000,000            2,088,822
                 Federal  National Mtg Assoc.,  CMO Series  2004-2 Class QL, 4.00%,
                 2/25/2019                                                              2,000,000            2,002,523
                 Federal  National Mtg Assoc.,  CMO Series 2004-33 Class MW, 4.50%,
                 1/25/2030                                                              2,897,000            3,008,984
                 Federal  National Mtg Assoc.,  CMO Series 2004-35 Class CA, 4.00%,
                 12/25/2017                                                             1,222,082            1,260,100
                 Federal  National Mtg Assoc.,  CMO Series 2006-57 Class PC, 5.50%,
                 10/25/2032                                                             1,780,000            1,891,497
                 Federal  National Mtg Assoc.,  CMO Series 2006-78 Class MB, 5.50%,
                 7/25/2034                                                              3,000,000            3,187,938
                 Federal  National Mtg Assoc.,  CMO Series 2007-42 Class YA, 5.50%,
                 1/25/2036                                                              1,976,283            2,065,682
                 Federal  National Mtg Assoc.,  CMO Series 2007-60 Class VA, 6.00%,
                 12/25/2017                                                             4,058,452            4,333,627
                 Federal  National Mtg Assoc.,  CMO Series 2007-65 Class PB, 6.00%,
                 10/25/2032                                                             2,916,000            3,091,569
                 Federal  National Mtg Assoc.,  CMO Series 2007-79 Class MB, 5.50%,
                 12/25/2030                                                             1,000,000            1,054,200
                 Federal  National Mtg Assoc.,  CMO Series 2007-83 Class PA, 6.00%,
                 3/25/2029                                                              1,282,990            1,326,002
                 Federal  National Mtg Assoc.,  CMO Series 2008-77 Class VA, 6.00%,
                 7/25/2019                                                              3,677,516            3,962,182
                 Federal  National Mtg Assoc.,  CMO Series 2009-52 Class AJ, 4.00%,
                 7/25/2024                                                              1,787,151            1,839,782
                 Federal  National Mtg Assoc.,  CMO Series 2009-70 Class NK, 4.50%,
                 8/25/2019                                                              1,845,351            1,920,935
                 Federal National Mtg Assoc., Pool # 044003, 8.00%, 6/1/2017               16,166               17,681
                 Federal National Mtg Assoc., Pool # 050811, 7.50%, 12/1/2012              12,994               13,656
                 Federal National Mtg Assoc., Pool # 050832, 7.50%, 6/1/2013               15,048               15,778
                 Federal National Mtg Assoc., Pool # 076388, 9.25%, 9/1/2018               55,531               62,099
                 Federal National Mtg Assoc., Pool # 190555, 7.00%, 1/1/2014               13,124               13,906
                 Federal National Mtg Assoc., Pool # 250387, 7.00%, 11/1/2010               4,867                4,972
                 Federal National Mtg Assoc., Pool # 251759, 6.00%, 5/1/2013               23,416               25,051
                 Federal National Mtg Assoc., Pool # 252648, 6.50%, 5/1/2022               94,162              101,864
                 Federal National Mtg Assoc., Pool # 312663, 7.50%, 6/1/2010                1,197                1,210
                 Federal National Mtg Assoc., Pool # 334996, 7.00%, 2/1/2011                5,178                5,322
                 Federal National Mtg Assoc., Pool # 342947, 7.25%, 4/1/2024              207,916              228,539
                 Federal National Mtg Assoc., Pool # 384243, 6.10%, 10/1/2011             580,794              599,201
                 Federal National Mtg Assoc., Pool # 406384, 8.25%, 12/1/2024             105,055              116,046
                 Federal National Mtg Assoc., Pool # 443909, 6.50%, 9/1/2018               67,755               72,512
                 Federal National Mtg Assoc., Pool # 516363, 5.00%, 3/1/2014               47,302               49,558
                 Federal National Mtg Assoc., Pool # 555207, 7.00%, 11/1/2017              32,391               35,710
                 Federal National Mtg Assoc., Pool # 895572, 5.714%, 6/1/2036           2,017,515            2,136,673
                 Federal National Mtg Assoc.,  REMIC Series 2002-59 Class B, 5.50%,
                 9/25/2017                                                              1,549,922            1,647,988
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2006-B1  Class AB,
                 6.00%, 6/25/2016                                                       1,826,735            1,898,945
                 Federal National Mtg Assoc.,  REMIC Series 2008-3 Class VB, 5.00%,
                 10/25/2022                                                             1,000,000            1,036,940
                 Federal  National  Mtg  Assoc.,  REMIC  Series  2008-86  Class PC,
                 5.00%, 3/25/2034                                                       5,000,000            5,169,721
                 Government  National  Mtg  Assoc.,  CMO Series  2008-56  Class CH,
                 5.00%, 5/20/2035                                                       5,000,000            5,153,926
                 Government National Mtg Assoc., Pool # 000623, 8.00%, 9/20/2016           25,971               28,152
                 Government National Mtg Assoc., Pool # 003550, 5.00%, 5/20/2019        1,182,253            1,253,789
                 Government National Mtg Assoc., Pool # 409921, 7.50%, 8/15/2010            1,844                1,869
                 Government National Mtg Assoc., Pool # 410240, 7.00%, 12/15/2010           4,949                5,067
                 Government National Mtg Assoc., Pool # 410271, 7.50%, 8/15/2010            4,857                4,938
                 Government National Mtg Assoc., Pool # 410846, 7.00%, 12/15/2010           9,334                9,556
                 Government National Mtg Assoc., Pool # 430150, 7.25%, 12/15/2026          28,786               31,626
                 Government National Mtg Assoc., Pool # 453928, 7.00%, 7/15/2017           22,737               24,927
                 Government National Mtg Assoc., Pool # 780448, 6.50%, 8/15/2011           16,261               16,777

            TOTAL MORTGAGE BACKED (Cost $157,754,922)                                                      161,821,796


TOTAL INVESTMENTS -- 95.24% (Cost $252,267,240)                                                        $   260,078,225


OTHER ASSETS LESS LIABILITIES -- 4.76%                                                                      13,012,760


NET ASSETS -- 100.00%                                                                                  $   273,090,985

Footnote Legend
a     Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b     Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $2,763,298, representing 1.01% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     52,148,621   $     52,148,621      $            --    $             --
    U.S. Government Agencies                 46,107,808                 --           46,107,808                  --
    Mortgage Backed                         161,821,796                 --          161,821,796                  --

Total Investments in Securities        $    260,078,225   $     52,148,621      $   207,929,604    $             --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Limited Term Income Fund                                                      December 31, 2009 Unaudited
                                                                                Credit Rating+   Principal
                                                                                 S&P/Moody's       Amount        Value

            U.S. TREASURY SECURITIES -- 0.54%
                United States Treasury Notes, 5.125% due 5/15/2016                 AAA/Aaa    $  1,000,000 $   1,115,469
                United States Treasury Notes, 4.875% due 8/15/2016                 AAA/Aaa       2,000,000     2,199,688

            TOTAL U.S. TREASURY SECURITIES (Cost $3,082,934)                                                   3,315,157

            U.S. GOVERNMENT AGENCIES -- 1.30%
       a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR        3,500,000     3,846,332
                Federal National Mtg Assoc., 7.00% due 3/1/2011                    AAA/Aaa           2,964         3,028
                Federal National Mtg Assoc., 5.095% due 12/1/2011                  AAA/Aaa         117,686       122,106
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AAA/Aaa          22,772        22,772
                Small Business Administration, 4.638% due 2/10/2015                 NR/NR        1,385,880     1,443,654
                U.S.  Department of Transportation  Headquarters,  Series 2004
     a,b        Class A-2, 5.594% due 12/7/2021                                     A-/NR        2,533,023     2,533,023

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $7,516,545)                                                   7,970,916

            OTHER GOVERNMENT -- 0.94%
     a,c        Emirate of Abu Dhabi, 5.50% due 4/8/2014                            AA/Aa2       1,000,000     1,051,581
       c        Nova Scotia Province Canada, 5.75% due 2/27/2012                    A+/Aa2         500,000       535,864
       c        Province of Ontario Canada, 4.10% due 6/16/2014                    AA-/Aa1       4,000,000     4,183,135

            TOTAL OTHER GOVERNMENT (Cost $5,490,497)                                                           5,770,580

            MORTGAGE BACKED -- 18.70%
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                      AAA/Aaa       1,693,029     1,761,468
                Federal  Home Loan Mtg Corp.,  CMO Series  2640 Class G, 4.50%
                due 7/15/2018                                                      AAA/Aaa       3,256,707     3,356,849
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                      AAA/Aaa       1,000,000     1,047,404
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                     AAA/Aaa       5,000,000     5,075,683
                Federal  Home Loan Mtg Corp.,  CMO Series 2738 Class QE, 5.00%
                due 7/15/2032                                                      AAA/Aaa       3,000,000     3,106,330
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                     AAA/Aaa       4,000,000     4,171,717
                Federal  Home Loan Mtg Corp.,  CMO Series 2802 Class NE, 5.00%
                due 2/15/2033                                                      AAA/Aaa       1,042,000     1,087,504
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                      AAA/Aaa       1,017,920     1,056,962
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                      AAA/Aaa       1,575,798     1,680,922
                Federal  Home Loan Mtg Corp.,  CMO Series 2902 Class QE, 5.50%
                due 6/15/2033                                                      AAA/Aaa       1,400,000     1,489,775
                Federal  Home Loan Mtg Corp.,  CMO Series 2915 Class KD, 5.00%
                due 9/15/2033                                                      AAA/Aaa       4,046,000     4,215,268
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                      AAA/Aaa       3,103,484     3,292,905
                Federal  Home Loan Mtg Corp.,  CMO Series 3054 Class DW, 5.50%
                due 5/15/2034                                                      AAA/Aaa       1,098,107     1,165,308
                Federal  Home Loan Mtg Corp.,  CMO Series  3083 Class U, 4.50%
                due 1/15/2017                                                      AAA/Aaa       3,465,694     3,611,725
                Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC, 5.50%
                due 6/15/2032                                                      AAA/Aaa       5,000,000     5,308,939
                Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB, 6.00%
                due 1/15/2031                                                      AAA/Aaa       2,000,000     2,077,595
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        5,300,000     5,755,520
                Federal  Home Loan Mtg Corp.,  CMO Series 3255 Class QB, 5.50%
                due 5/15/2029                                                      AAA/Aaa       3,000,000     3,125,918
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                      AAA/Aaa       2,406,136     2,468,247
                Federal  Home Loan Mtg Corp.,  CMO Series 3541 Class PA, 5.00%
                due 5/15/2039                                                      AAA/Aaa       2,813,896     2,934,043
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                     AAA/Aaa       2,949,597     3,027,046
                Federal  Home  Loan  Mtg  Corp.,  Pool  #  P10039,  5.00%  due
                4/1/2013                                                           AAA/Aaa       1,791,511     1,880,679
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                AAA/Aaa       2,348,000     2,487,315
                Federal  National  Mtg Assoc.,  CMO Series  2003-64  Class EC,
                5.50% due 5/25/2030                                                AAA/Aaa         162,652       164,402
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                AAA/Aaa       1,729,639     1,791,976
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                AAA/Aaa         975,129     1,027,953
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                AAA/Aaa       3,000,000     3,115,965
                Federal National Mtg Assoc.,  CMO Series 2005-35 VG, 5.00% due
                4/25/2016                                                          AAA/Aaa       1,367,066     1,444,088
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                AAA/Aaa       2,505,145     2,670,451
                Federal  National  Mtg Assoc.,  CMO Series  2006-51  Class PB,
                5.50% due 8/25/2033                                                AAA/Aaa       3,000,000     3,155,198
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                AAA/Aaa       5,044,684     5,396,965
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                AAA/Aaa       4,039,490     4,238,042
                Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,
                6.00% due 10/25/2032                                               AAA/Aaa       3,000,000     3,180,626
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AAA/Aaa       4,055,893     4,227,539
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                AAA/Aaa       2,680,727     2,759,673
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                               AAA/Aaa       2,706,615     2,815,608
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                AAA/Aaa       4,613,376     4,813,770
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                AAA/Aaa       3,632,844     3,836,460
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                               AAA/Aaa       4,627,848     4,791,760
                Government  National  Mtg  Assoc.,  Pool #  003007,  8.50% due
                11/20/2015                                                         AAA/Aaa          18,949        20,648
                Government  National  Mtg  Assoc.,  Pool # 827148,  4.375% due
                2/20/2024                                                          AAA/Aaa          34,470        35,647

            TOTAL MORTGAGE BACKED (Cost $114,715,521)                                                        114,671,893

            ASSET BACKED SECURITIES -- 3.92%
            BANKS -- 0.99%
              Commercial Banks -- 0.86%
                Wachovia Bank  Commercial  Mtg Trust,  Series  2005-C21  Class
                A-4, 5.209% due 10/15/2044                                         AAA/Aaa       5,000,000     4,959,351
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                4.238% due 2/25/2035                                                 A/B3          998,116       178,393
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                4.493% due 3/25/2035                                                NR/NR        1,065,714       153,586
              Thrifts & Mortgage Finance -- 0.13%
                Washington Mutual, Series 05-AR4 Class-A4B, 0% due 4/25/2035       AAA/Baa3        830,000       812,672

                                                                                                               6,104,002
            CONSUMER SERVICES -- 0.63%
              Hotels, Restaurants & Leisure -- 0.63%
                Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        NR/NR        4,000,000     3,856,600

                                                                                                               3,856,600
            DIVERSIFIED FINANCIALS -- 2.30%
              Capital Markets -- 1.16%
                Bear  Stearns  Mtg.,  Series  2004-3  Class  1-A2,  4.147% due
                7/25/2034                                                           A+/Aa3         413,905       344,849
                Commercial   Mortgage   Pass-Through   Certificates,    Series
                2001-J1A Class C, 6.83% due 2/14/2034                               NR/Aaa       3,500,000     3,654,336
                GS Mtg Securities Corp. II, Series 2001-ROCK,  Class C, 6.878%
       a        due 5/3/2018                                                       AAA/Aaa         545,000       580,166
                GSR Mtg Loan Trust,  Series  2004-3F Class 2-A10,  17.239% due
                2/25/2034                                                           AAA/NR          83,006        84,033
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3, 1.731%
                due 10/25/2028                                                      A+/A2        1,324,626       585,780
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 3.123%
                due 8/25/2034                                                       AA/NR          906,739       393,999
                Morgan Stanley Dean Witter Capital Trust,  Series 2000 Xl-1345
                Class C, 7.576% due 9/3/2015                                        NR/Aaa         545,000       569,644
                Morgan Stanley Dean Witter  Capital Trust,  Series 2001 Xl-280
                Class C, 6.756% due 2/3/2016                                        NR/Aaa         825,000       873,037
              Diversified Financial Services -- 1.14%
                Banc  America  Mtg  Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 4.668% due 2/25/2035                            NR/NR        2,885,758       435,996
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                4.795% due 3/25/2034                                                AA/A1          518,717       211,648
                Countrywide  Home Loan,  Series  2004  Class  1-A,  3.748% due
                7/20/2034                                                          AAA/Aa3         601,150       447,417
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                      AA-/Aa3       1,040,163     1,054,739
                JPMorgan  Chase  Commercial  Mtg.,  Series  2004-C3 Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     4,871,731

                                                                                                              14,107,375

            TOTAL ASSET BACKED SECURITIES (Cost $29,428,252)                                                  24,067,977

            CORPORATE BONDS -- 55.34%
            AUTOMOBILES & COMPONENTS -- 2.06%
              Automobiles -- 2.06%
       a        American Honda Finance, 2.601% due 6/29/2011                        A+/A1        3,500,000     3,582,610
       a        American Honda Finance, 5.125% due 12/15/2010                       A+/A1        1,500,000     1,548,825
       a        Harley Davidson Funding Corp., 6.80% due 6/15/2018                 BBB/Baa1      2,500,000     2,493,045
       a        Hyundai Capital Services Inc., 6.00% due 5/5/2015                  BBB/Baa2      4,000,000     4,176,656
                Toyota Motor Credit Corp., 4.35% due 12/15/2010                     AA/Aa1         800,000       828,265

                                                                                                              12,629,401
            BANKS -- 5.38%
              Commercial Banks -- 5.38%
     a,c        ANZ National International, 6.20% due 7/19/2013                     AA/Aa2       1,000,000     1,076,535
                Charter One Bank NA, 5.50% due 4/26/2011                            A-/A2        1,750,000     1,787,336
     a,c        ICICI Bank Ltd., 5.50% due 3/25/2015                              BBB-/Baa2      5,000,000     4,976,500
                National City Bank, 7.25% due 7/15/2010                              A/NR        2,000,000     2,045,728
                National City Bank Floating Rate Note, 0.625% due 6/7/2017           A/A2        4,000,000     3,548,136
                Nations Bank Corp., 7.23% due 8/15/2012                              A/A2          250,000       269,615
                North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000     2,075,274
       a        Santander Issuances, 6.50% due 8/11/2019                           AA-/Aa3       5,000,000     5,197,410
                Silicon Valley Bank, 5.70% due 6/1/2012                            BBB+/A2       3,500,000     3,554,863
                Silicon Valley Bank, 6.05% due 6/1/2017                             BBB/A3       1,000,000       904,966
                Sovereign Bancorp, Inc., 0.479% due 3/23/2010                       A/Baa1       2,000,000     1,999,242
                Sovereign Bank, 5.125% due 3/15/2013                               A-/Baa1         400,000       403,623
                Webster Bank, 5.875% due 1/15/2013                                 BBB-/A3       3,000,000     2,661,291
                Whitney National Bank, 5.875% due 4/1/2017                         BB+/Baa1      2,000,000     1,641,616
                Zions Bancorp, 7.75% due 9/23/2014                                 BBB-/NR       1,000,000       882,500

                                                                                                              33,024,635
            CAPITAL GOODS -- 4.63%
              Aerospace & Defense -- 0.26%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,614,823
              Electrical Equipment -- 0.40%
                Emerson Electric Co., 5.75% due 11/1/2011                            A/A2          800,000       859,470
                Emerson Electric Co., 4.125% due 4/15/2015                           A/A2          500,000       517,132
                Hubbell, Inc., 6.375% due 5/15/2012                                  A/A3        1,000,000     1,053,046
              Industrial Conglomerates -- 1.80%
                General Electric Capital Corp., 7.375% due 1/19/2010               AA+/Aa2         400,000       400,971
                General Electric Capital Corp., 4.875% due 10/21/2010              AA+/Aa2       2,500,000     2,585,363
                General Electric  Capital Corp.  Floating Rate Note, 0.58% due
                6/20/2014                                                          AA+/Aa2       4,000,000     3,765,840
       a        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      2,500,000     2,657,437
       c        Tyco International Finance, 6.375% due 10/15/2011                 BBB+/Baa1      1,500,000     1,608,450
              Machinery -- 2.17%
                Caterpillar Financial Services Corp., 5.85% due 9/1/2017             A/A2        1,500,000     1,600,720
                Caterpillar  Financial  Services  Corp.  Floating  Rate  Note,
                1.001% due 6/24/2011                                                 A/A2        3,200,000     3,226,464
     a,b        General American Railcar Corp., 6.69% due 9/20/2016                AA-/Ba3         153,905       141,242
       c        Ingersoll-Rand Global Holding Co., 9.50% due 4/15/2014            BBB+/Baa1        500,000       597,469
       a        ITW CUPIDS Finance Trust I, 6.55% due 12/31/2011                    NR/A1        5,000,000     4,977,720
                John Deere Capital Corp., 5.25% due 10/1/2012                        A/A2        1,600,000     1,727,898
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                              BBB/Baa2      1,000,000     1,031,914

                                                                                                              28,365,959
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.95%
              Commercial Services & Supplies -- 0.95%
                Allied Waste North America, Inc., 6.875% due 6/1/2017              BBB/Baa3      4,000,000     4,245,000
                Science Applications International Corp., 6.25% due 7/1/2012        A-/A3        1,000,000     1,089,089
                Waste Management, Inc., 7.375% due 8/1/2010                        BBB/Baa3        500,000       517,932

                                                                                                               5,852,021
            CONSUMER DURABLES & APPAREL -- 0.85%
              Household Durables -- 0.44%
                Fortune Brands, Inc., 6.375% due 6/15/2014                        BBB-/Baa3      2,500,000     2,677,387
              Textiles, Apparel & Luxury Goods -- 0.41%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,527,684

                                                                                                               5,205,071
            DIVERSIFIED FINANCIALS -- 5.97%
              Capital Markets -- 1.61%
                Bear Stearns Co., Inc., 4.50% due 10/28/2010                        A+/Aa3       3,000,000     3,097,494
     d,e        Lehman Brothers Holdings, Inc., 5.625% due 1/24/2013                NR/NR        1,300,000       266,500
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            A-/A2        3,000,000     3,241,398
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          NR/NR        1,000,000     1,113,900
                Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                      A/A2        2,000,000     2,154,876
              Consumer Finance -- 0.75%
                American Express Credit Corp., 5.875% due 5/2/2013                 BBB+/A2       2,500,000     2,682,897
                Capital One Bank, 6.50% due 6/13/2013                               BBB/A3         300,000       322,510
                Capital One Bank, 8.80% due 7/15/2019                               BBB/A3         500,000       590,834
                Capital One Financial Corp., 5.70% due 9/15/2011                   BBB/Baa1        950,000       997,852
              Diversified Financial Services -- 3.61%
                Bank of America Corp., 7.80% due 2/15/2010                          A-/A3        1,060,000     1,067,568
                Bank of America Corp., 7.40% due 1/15/2011                          A-/A3        1,500,000     1,587,785
       a        Bank of America Covered Bond Issuer, 5.50% due 6/14/2012           AAA/Aa2       3,000,000     3,200,580
       a        Bank of America Institutional Series B, 7.70% due 12/31/2026       BB/Baa3       2,000,000     1,885,000
                Citigroup, Inc., 6.50% due 8/19/2013                                 A/A3        1,000,000     1,065,193
                Citigroup, Inc., 6.125% due 5/15/2018                                A/A3          500,000       502,704
                Citigroup, Inc., 5.00% due 9/15/2014                               A-/Baa1       3,000,000     2,892,072
                CME Group, Inc., 5.75% due 2/15/2014                                AA/Aa3         750,000       820,328
       c        Export Import Bank of Korea, 8.125% due 1/21/2014                    A/A2        1,000,000     1,160,888
       c        Korea Development Bank, 0.424% due 4/3/2010                          A/A2          500,000       497,263
       c        Korea Development Bank, 8.00% due 1/23/2014                          A/A2        1,000,000     1,152,388
                MBNA Corp., 6.125% due 3/1/2013                                      A/A2        1,000,000     1,060,897
                National  Agricultural   Cooperative  Federation,   5.00%  due
     a,c        9/30/2014                                                            A/A2        2,000,000     2,072,860
                National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        1,500,000     1,987,614
                Textron  Financial  Corp.   Floating  Rate  Note,  0.392%  due
                2/25/2011                                                          BB+/Baa3      1,250,000     1,186,684

                                                                                                              36,608,085
            ENERGY -- 5.73%
              Energy Equipment & Services -- 1.19%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                            A-/A2        2,000,000     2,146,634
                Nabors Inds, Inc., 9.25% due 1/15/2019                            BBB+/Baa1      1,000,000     1,224,716
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      2,000,000     2,225,182
                Smith International, Inc., 8.625% due 3/15/2014                   BBB+/Baa1      1,500,000     1,734,433
              Oil, Gas & Consumable Fuels -- 4.54%
       c        BP Capital Markets plc, 3.875% due 3/10/2015                        AA/Aa1       2,000,000     2,054,828
                Conocophillips, 4.75% due 2/1/2014                                   A/A1        1,000,000     1,073,692
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      1,500,000     1,845,682
                Enbridge Energy Partners LP, 9.875% due 3/1/2019                   BBB/Baa2      2,000,000     2,532,486
       c        Enbridge, Inc., 5.80% due 6/15/2014                                A-/Baa1       2,000,000     2,166,862
                Energy Transfer Partners LP, 6.00% due 7/1/2013                   BBB-/Baa3      1,000,000     1,069,183
                Enterprise Products Participating LP, 7.50% due 2/1/2011          BBB-/Baa3        250,000       264,893
                Murphy Oil Corp., 6.375% due 5/1/2012                              BBB/Baa3        750,000       788,300
                NuStar Logistics, 7.65% due 4/15/2018                             BBB-/Baa3      3,000,000     3,290,064
                Occidental Petroleum Corp., 7.00% due 11/1/2013                      A/A2        1,000,000     1,148,983
                Oneok Partners LP, 8.625% due 3/1/2019                             BBB/Baa2      1,500,000     1,810,189
       c        Petrobras International Finance Co., 7.875% due 3/15/2019         BBB-/Baa1      1,500,000     1,729,218
                Phillips Petroleum Co., 9.375% due 2/15/2011                         A/A1          900,000       973,902
                Phillips Petroleum Co., 8.75% due 5/25/2010                          A/A1          250,000       258,330
                Sunoco Logistics Partner, 8.75% due 2/15/2014                      BBB/Baa2        500,000       556,269
     a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                         A-/Baa1       1,500,000     1,713,318
     a,c        Woodside Finance Ltd., 8.75% due 3/1/2019                          A-/Baa1       2,500,000     3,039,032
     a,c        Woodside Finance Ltd., 4.50% due 11/10/2014                        A-/Baa1       1,500,000     1,513,374

                                                                                                              35,159,570
            FOOD, BEVERAGE & TOBACCO -- 2.91%
              Beverages -- 1.65%
                Anheuser Busch Cos., Inc., 4.375% due 1/15/2013                   BBB+/Baa2      2,000,000     2,046,432
                Anheuser Busch Cos., Inc., 4.70% due 4/15/2012                    BBB+/Baa2      1,000,000     1,042,900
     a,c        Bacardi Ltd., 7.45% due 4/1/2014                                   BBB/Baa1      2,500,000     2,849,217
     a,c        Bacardi Ltd., 8.20% due 4/1/2019                                   BBB/Baa1      1,500,000     1,772,946
                Coca Cola Co., 5.75% due 3/15/2011                                  A+/Aa3         200,000       212,029
     a,c        Sabmiller plc, 6.50% due 7/15/2018                                BBB+/Baa1      2,000,000     2,185,816
              Food Products -- 0.35%
                Conagra, Inc., 7.875% due 9/15/2010                                BBB/Baa2         11,000        11,515
                General Mills, 5.20% due 3/17/2015                                BBB+/Baa1      1,000,000     1,067,143
                Kraft Foods, Inc., 6.00% due 2/11/2013                            BBB+/Baa2      1,000,000     1,072,408
              Tobacco -- 0.91%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,155,630
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      1,000,000     1,236,167
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      2,000,000     2,198,772
                UST, Inc., 5.75% due 3/1/2018                                      BBB/Baa1      1,000,000       975,184

                                                                                                              17,826,159
            HEALTH CARE EQUIPMENT & SERVICES -- 0.53%
              Health Care Providers & Services -- 0.53%
                McKesson Corp., 6.50% due 2/15/2014                               BBB+/Baa3      1,000,000     1,106,164
                UnitedHealth Group, Inc., 6.00% due 2/15/2018                      A-/Baa1       1,000,000     1,032,948
                Wellpoint, Inc., 6.00% due 2/15/2014                               A-/Baa1       1,000,000     1,084,491

                                                                                                               3,223,603
            HOTELS RESTAURANTS & LEISURE -- 0.66%
              Hotels, Restaurants & Leisure -- 0.66%
       a        Hyatt Hotels Corps., 5.75% due 8/15/2015                           BBB/Baa1      2,500,000     2,514,985
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/Aa2       1,500,000     1,536,629

                                                                                                               4,051,614
            INSURANCE -- 4.83%
              Insurance -- 4.83%
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013                A/A2        1,000,000       990,688
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      1,000,000     1,001,919
                International Lease Finance Corp., 5.00% due 9/15/2012             BBB+/B1       2,000,000     1,677,030
                International  Lease Finance Corp.  Floating Rate Note, 0.684%
                due 1/15/2010                                                      BBB+/B1       2,925,000     2,917,418
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000       985,674
                Lincoln National Corp., 4.75% due 2/15/2014                        A-/Baa2       1,000,000       995,390
                Pacific Life Global Funding CPI Floating Rate Note,  2.00% due
       a        2/6/2016                                                            AA-/A1       8,000,000     7,482,320
       a        Principal Life Global Funding, 4.40% due 10/1/2010                  A+/Aa3       4,000,000     4,081,248
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      1,500,000     1,303,631
                Torchmark, Corp., 9.25% due 6/15/2019                               A/Baa1       4,000,000     4,512,204
                Transatlantic Holdings, Inc., 5.75% due 12/14/2015                BBB+/Baa1      3,000,000     2,941,926
                UnumProvident Corp., 7.625% due 3/1/2011                           BBB-/Ba1        691,000       712,597

                                                                                                              29,602,045
            MATERIALS -- 2.20%
              Chemicals -- 1.12%
                Chevron Phillips Chemical, 7.00% due 3/15/2011                     BBB/Baa1        500,000       525,605
       a        Chevron Phillips Chemical, 7.00% due 6/15/2014                     BBB/Baa1      4,000,000     4,400,084
                E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A/A2        1,000,000     1,073,413
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       338,769
       c        Potash Corp. of Saskatchewan, 5.25% due 5/15/2014                  A-/Baa1         500,000       537,302
              Construction Materials -- 0.88%
                CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa1      2,000,000     2,332,680
     a,c        Holcim, Ltd., 6.00% due 12/30/2019                                 BBB/Baa2      1,500,000     1,561,336
                Martin Marietta Materials, Inc., 0.431% due 4/30/2010             BBB+/Baa3      1,500,000     1,493,381
              Metals & Mining -- 0.20%
     a,c        Anglo American Capital, 9.375% due 4/8/2014                        BBB/Baa1      1,000,000     1,199,938

                                                                                                              13,462,508
            MEDIA -- 1.65%
              Media -- 1.65%
                AOL Time Warner, Inc., 6.75% due 4/15/2011                         BBB/Baa2        750,000       794,626
                Comcast Corp., 6.30% due 11/15/2017                               BBB+/Baa1      1,000,000     1,094,217
       c        Thomson Reuters Corp., 5.95% due 7/15/2013                         A-/Baa1       2,000,000     2,189,422
                Time Warner Cable, Inc., 5.40% due 7/2/2012                        BBB/Baa2      3,000,000     3,205,287
                Time Warner Cable, Inc., 8.25% due 2/14/2014                       BBB/Baa2        750,000       876,559
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,728,268
                Time Warner Co., Inc., 8.05% due 1/15/2016                         BBB/Baa2        200,000       221,289

                                                                                                              10,109,668
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.79%
              Pharmaceuticals -- 0.79%
                Abbott Labs, 3.75% due 3/15/2011                                    AA/A1          500,000       516,525
                Pfizer, Inc., 5.35% due 3/15/2015                                   AA/A1        2,500,000     2,732,263
                Tiers  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
                Certificate CPI Floating Rate Note, 1.667% due 2/1/2014             AA/A1        2,000,000     1,605,860

                                                                                                               4,854,648
            RETAILING -- 1.06%
              Specialty Retail -- 1.06%
                Best Buy Co., Inc., 6.75% due 7/15/2013                           BBB-/Baa2      2,500,000     2,746,485
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,750,000     2,132,289
                Staples, Inc., 7.75% due 4/1/2011                                  BBB/Baa2      1,500,000     1,611,915

                                                                                                               6,490,689
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.16%
              Semiconductors & Semiconductor Equipment -- 1.16%
                KLA Tencor Corp. Senior Note, 6.90% due 5/1/2018                   BBB/Baa1      3,000,000     3,156,423
                National   Semiconductor   Corp.   Senior  Note,   0.504%  due
                6/15/2010                                                          BB+/Baa1      4,000,000     3,955,472

                                                                                                               7,111,895
            SOFTWARE & SERVICES -- 0.53%
              Information Technology Services -- 0.53%
                Computer Sciences Corp., 5.50% due 3/15/2013                       A-/Baa1       1,000,000     1,060,174
                Electronic Data Systems Corp., 6.00% due 8/1/2013                    A/A2        1,000,000     1,105,420
                Western Union Co., 6.50% due 2/26/2014                              A-/A3        1,000,000     1,111,755

                                                                                                               3,277,349
            TECHNOLOGY HARDWARE & EQUIPMENT -- 0.09%
              Computers & Peripherals -- 0.09%
                Dell, Inc., 5.625% due 4/15/2014                                    A-/A2          500,000       544,721

                                                                                                                 544,721
            TELECOMMUNICATION SERVICES -- 2.51%
              Diversified Telecommunication Services -- 2.51%
                AT&T, Inc., 4.85% due 2/15/2014                                      A/A2        1,000,000     1,063,295
                AT&T, Inc., 5.80% due 2/15/2019                                      A/A2          750,000       799,471
                Cellco Partnership, 3.75% due 5/20/2011                              A/A2        1,000,000     1,031,166
                Cellco Partnership Floating Rate Note, 2.869% due 5/20/2011          A/A2        2,000,000     2,067,872
       c        Deutsche Telekom International Finance, 6.75% due 8/20/2018       BBB+/Baa1      2,000,000     2,239,158
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                     A/NR        3,000,000     3,322,872
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                A-/A1        1,000,000     1,081,399
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     3,251,679
                Verizon Communications, Inc., 6.10% due 4/15/2018                    A/A3          500,000       543,454

                                                                                                              15,400,366
            TRANSPORTATION -- 0.37%
              Air Freight & Logistics -- 0.08%
                FedEx Corp., 8.76% due 5/22/2015                                   BBB/Baa1        455,875       507,703
              Airlines -- 0.02%
                Continental  Airlines  Series  1997-4  Class  4-A,  6.90%  due
                1/2/2018                                                          BBB+/Baa2        148,378       143,556
              Road & Rail -- 0.27%
                Ryder System, Inc., 7.20% due 9/1/2015                            BBB+/Baa1      1,500,000     1,631,645

                                                                                                               2,282,904
            UTILITIES -- 10.48%
              Electric Utilities -- 6.26%
                AEP  Texas  Central  Transition  Bond  Series  A-1,  4.98% due
                1/1/2010                                                           AAA/Aaa         383,154       383,154
                Aquila, Inc., 7.95% due 2/1/2011                                   BBB/Baa3      1,500,000     1,567,842
                Arizona Public Service Co., 8.75% due 3/1/2019                    BBB-/Baa2      1,000,000     1,165,058
                Centerpoint Energy, 7.00% due 3/1/2014                            BBB+/Baa1      2,000,000     2,277,124
                Commonwealth Edison Co., 4.74% due 8/15/2010                       A-/Baa1         975,000       995,786
                Commonwealth Edison Co., 6.15% due 3/15/2012                       A-/Baa1         910,000       981,686
     a,c        E. ON AG, 5.80% due 4/30/2018                                        A/A2        2,000,000     2,148,002
     a,c        Electricite de France SA, 5.50% due 1/26/2014                       A+/Aa3       1,250,000     1,358,858
                Entergy Gulf States, Inc., 5.70% due 6/1/2015                     BBB+/Baa1      2,300,000     2,303,220
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      1,500,000     1,662,623
                Great  River  Energy  Series   2007-A,   5.829%  due  7/1/2017
       a        (Insured: Natl-Re)                                                  AAA/A2       3,784,988     4,118,559
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A2          925,000       949,525
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A3        1,000,000     1,067,232
                Illinois Power Co., 9.75% due 11/15/2018                           BBB/Baa1      2,000,000     2,486,940
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                       A/A1        1,000,000     1,018,931
                Metropolitan Edison Co., 7.70% due 1/15/2019                       BBB/Baa2      2,250,000     2,582,345
                MP Environmental, 4.982% due 7/1/2014                              AAA/Aaa       3,520,491     3,605,659
                Oglethorpe Power Corp., 6.10% due 3/15/2019                          A/A3        2,500,000     2,692,247
                PPL Energy Supply LLC, 6.50% due 5/1/2018                          BBB/Baa2      1,000,000     1,042,697
                Progress Energy, Inc., 6.05% due 3/15/2014                         BBB/Baa2        750,000       821,069
                Toledo Edison Co., 7.25% due 5/1/2020                             BBB+/Baa1      1,000,000     1,141,134
                TransAlta Corp., 4.75% due 1/15/2015                               BBB/Baa2      2,000,000     2,013,922
              Gas Utilities -- 0.72%
                Kaneb Pipe Line Operating Partners LP, 5.875% due 6/1/2013        BBB-/Baa3      2,000,000     2,069,610
       a        Maritimes & North East Pipeline, 7.50% due 5/31/2014               BBB/Baa3      1,961,800     2,147,072
                Southern California Gas Co., 4.375% due 1/15/2011                   NR/Aa3         225,000       231,562
              Multi-Utilities -- 3.50%
                Ameren Energy Generating Co., 7.00% due 4/15/2018                 BBB-/Baa3      2,000,000     2,072,914
                Dominion Resources, Inc., 8.875% due 1/15/2019                     A-/Baa2       1,000,000     1,246,214
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB+/Baa3      4,000,000     4,251,612
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB+/Baa3      1,500,000     1,467,501
                Northern States Power Co., 4.75% due 8/1/2010                        A/A1        2,825,000     2,893,012
       a        Power Receivables Financing LLC, 6.29% due 1/1/2012                 NR/NR        3,521,930     3,590,572
                Sempra Energy, 6.50% due 6/1/2016                                 BBB+/Baa1        500,000       542,254
                Southern California Edison Co., 5.75% due 3/15/2014                  A/A1          500,000       552,863
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013             AA-/Aa2       1,000,000     1,025,956
                Union Electric Co., 4.65% due 10/1/2013                             BBB/A3       2,000,000     2,052,062
                Union Electric Co., 6.70% due 2/1/2019                              BBB/A3         500,000       552,025
                Wisconsin Public Service Corp., 6.125% due 8/1/2011                  A/A1        1,150,000     1,221,129

                                                                                                              64,299,971

            TOTAL CORPORATE BONDS (Cost $318,503,519)                                                        339,382,882

            MUNICIPAL BONDS -- 11.28%
                Amelia  County IDA,  4.80% due 4/1/2027  put  4/1/2010  (Waste
                Management) (AMT)                                                   BBB/NR       1,000,000     1,004,380
                American  Campus   Properties   Student  Housing,   7.38%  due
                9/1/2012 (Insured: Natl-Re)                                         A/Baa1       1,860,000     1,881,706
                American  Fork City Utah Sales,  4.89% due 3/1/2012  (Insured:
                AGM)                                                               AAA/Aa3         300,000       315,306
                American  Fork City Utah Sales,  5.07% due 3/1/2013  (Insured:
                AGM)                                                               AAA/Aa3         120,000       127,409
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                     A/A3        2,365,000     2,165,418
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                     A/A3        2,270,000     1,961,825
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,112,806
                Brockton  Massachusetts  Taxable Economic  Development,  6.45%
                due 5/1/2017 (Insured: FGIC)                                         A/A2          130,000       129,799
                Canadian County  Oklahoma  Educational  Facilities  Authority,
                4.253% due 9/1/2014                                                 A+/NR        3,000,000     3,081,510
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/NR          970,000       962,841
                Cook  County   Illinois   School   District  083,  4.625%  due
                12/1/2010 (Insured: AGM)                                            NR/Aa3         250,000       258,378
                Cook  County   Illinois   School   District  083,  4.875%  due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         150,000       159,890
                Florida State Board of Education, 3.60% due 6/1/2015               AAA/Aa1       3,000,000     2,949,030
                Granite  City  Madison  County,  4.875%  due  5/1/2027  (Waste
                Management)                                                         BBB/NR       1,000,000     1,006,210
                Green Bay Wisconsin, 4.875% due 4/1/2011 (Insured: Natl-Re)         NR/Aa2         365,000       376,998
                Hancock  County  Mississippi,  4.80%  due  8/1/2010  (Insured:
                Natl-Re)                                                            NR/A3          245,000       245,495
                Hancock  County  Mississippi,  4.90%  due  8/1/2011  (Insured:
                Natl-Re)                                                            NR/A3          315,000       315,529
                Hanover  Pennsylvania  Area School District  Notes,  4.47% due
                3/15/2013 (Insured: AGM)                                           AAA/Aa3       1,385,000     1,469,859
                Jefferson  County  Texas  Navigation   Refunding,   5.50%  due
                5/1/2010 (Insured: AGM)                                             NR/Aa3         210,000       210,754
                Los  Angeles   California   Department  of  Airports   Airport
                Revenue, 5.175% due 5/15/2017                                       AA-/A1       4,000,000     3,943,200
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                   BBB-/Baa3      2,370,000     2,170,825
                Maine Finance Authority Waste Motor Oil, 4.55% due 10/1/2014         A/NR        1,855,000     1,890,597
       a        Midwest Family Housing, 5.168% due 7/1/2016                         NR/NR        1,470,000     1,229,920
                Mississippi  Development  Bank Special  Obligation,  5.21% due
                7/1/2013 (Insured: AGM)                                             AAA/NR       1,200,000     1,297,488
                Missouri State Development  Finance Board,  5.45% due 3/1/2011
                (Crackerneck Creek)                                                 A+/NR        1,090,000     1,129,382
                Montgomery  County  Maryland  Revenue  Authority,   5.00%  due
                2/15/2012                                                          AA+/Aa2         100,000       105,828
                New  Jersey  Health  Care  Facilities  Financing,  10.75%  due
                7/1/2010 (ETM)                                                      NR/NR          110,000       114,436
                New  Jersey  Health  Care  Facilities  Financing,   7.70%  due
                7/1/2011 (Insured: Connie Lee)                                      NR/NR           50,000        52,193
                New  Mexico  Mtg  Finance   Authority,   5.77%  due   1/1/2016
                (GNMA/FNMA/FHLMC)                                                   AAA/NR         865,000       890,422
                New Mexico Mtg Finance Authority, 5.00% due 7/1/2025                AAA/NR         940,000       916,829
                New Rochelle New York  Industrial  Development  Agency,  7.15%
                due 10/1/2014 (LOC: Bank of New York)                               NR/Aaa         275,000       283,841
                New York State Urban Development Corp., 4.75% due 12/15/2011        AAA/NR       1,400,000     1,473,108
                Newark New Jersey, 4.70% due 4/1/2011 (Insured: Natl-Re)            NR/A1          845,000       843,580
                Newark New Jersey, 4.90% due 4/1/2012 (Insured: Natl-Re)            NR/A1        1,225,000     1,214,845
                Niagara  Falls New York  Public  Water,  4.30%  due  7/15/2010
                (Insured: Natl-Re)                                                  A/Baa1         360,000       362,070
                North Carolina Eastern Municipal Power, 4.43% due 1/1/2014         A-/Baa1       2,000,000     2,041,880
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,236,456
                Ohio  Housing   Financing   Agency  Mtg,  5.20%  due  9/1/2014
                (GNMA/FNMA)                                                         NR/Aaa       2,395,000     2,548,927
                Ohio  State  Solid  Waste,   4.25%  due   4/1/2033   (Republic
                Services)                                                           BBB/NR       1,000,000       971,160
                Ohio  State   Taxable   Development   Assistance,   4.88%  due
                10/1/2011 (Insured: Natl-Re)                                        AA/Aa3         550,000       574,013
                Pasadena California Pension Funding, 7.33% due 5/15/2022            AA+/NR       2,000,000     2,181,840
                Pennsylvania Economic Development,  4.70% due 11/1/2021 (Waste
                Management)                                                         BBB/NR       2,250,000     2,321,482
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                   BBB+/NR       2,715,000     2,358,982
                Riverside California Sewer Revenue, 5.61% due 8/1/2017              AA/A1        2,000,000     2,063,380
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,450,000     3,656,655
                Santa Fe County New Mexico Charter School  Taxable,  7.55% due
                1/15/2010 (ATC Foundation)                                          NR/NR           85,000        84,810
                Springfield Ohio City School District Tax Anticipation  Notes,
                6.35% due 12/1/2010 (Insured: AMBAC)                                NR/NR        1,400,000     1,432,634
                Springfield Ohio City School District Tax Anticipation  Notes,
                6.40% due 12/1/2011 (Insured: AMBAC)                                NR/NR        1,500,000     1,552,650
                Tazewell  County  Illinois  Community  High School,  5.20% due
                12/1/2011 (Insured: AGM)                                            NR/Aa3         355,000       376,850
                Tennessee State Taxable, 6.00% due 2/1/2013                        AA+/Aa1         500,000       536,100
                Texas Tech University, 6.00% due 8/15/2011 (Insured: Natl-Re)       AA/Aa3         245,000       258,923
                Victor New York, 9.20% due 5/1/2014                                 NR/NR        1,085,000     1,106,624
                Wisconsin State General Revenue,  4.80% due 5/1/2013 (Insured:
                AGM)                                                               AAA/Aa3         200,000       215,482
                Wisconsin  State Health &  Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        2,320,000     1,998,773

            TOTAL MUNICIPAL BONDS (Cost $68,816,485)                                                          69,171,328

            SHORT TERM INVESTMENTS -- 6.52%
                Chicago GO, 0.25% due 1/1/2040 put 1/8/2010 (Insured:
                AGM/SPA-Dexia)(weekly demand notes)                                AAA/Aa3       6,000,000     6,000,000
                Devon Energy Corp., 0% due 1/4/2010                                 NR/NR       30,000,000    29,999,650
                Natixis, 0% due 1/5/2010                                            NR/NR        4,000,000     3,999,970

            TOTAL SHORT TERM INVESTMENTS (Cost $39,999,620)                                                   39,999,620


TOTAL INVESTMENTS -- 98.54% (Cost $587,553,373)                                                            $ 604,350,352


OTHER ASSETS LESS LIABILITIES -- 1.46%                                                                         8,974,722


NET ASSETS -- 100.00%                                                                                      $ 613,325,074

Footnote Legend
a     Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $115,799,034, representing 18.91% of the Fund's net assets.
b     Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c     Yankee Bond - denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
d Bond in default.
e Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
CUPIDS     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $      3,315,157   $      3,315,157      $            --    $            --
    U.S. Government Agencies                  7,970,915                 --            7,970,915                 --
    Other Government                          5,770,580          5,234,716              535,864                 --
    Mortgage Backed                         114,671,893                 --          114,671,893                 --
    Asset Backed Securities                  24,067,977                 --           24,067,977                 --
    Corporate Bonds                         339,382,882                 --          339,382,882                 --
    Municipal Bonds                          69,171,328                 --           69,171,328                 --
    Short Term Investments                   39,999,620                 --           39,999,620                 --

Total Investments in Securities        $    604,350,352   $      8,549,873      $   595,800,479    $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Strategic Income Fund                                                         December 31, 2009 Unaudited
                                                                                         Shares/
                                                                                    Principal Amount           Value
           COMMON STOCK -- 7.16%
              CONSUMER SERVICES -- 0.25%
                Hotels, Restaurants & Leisure -- 0.25%
                 Berjaya Sports Toto Berhad                                               189,321      $       240,522
                 OPAP SA                                                                    8,300              182,522

                                                                                                               423,044

              DIVERSIFIED FINANCIALS -- 2.10%
                Capital Markets -- 1.85%
                 Apollo Investment Corp.                                                  168,060            1,601,612
                 Prospect Capital Corp.                                                   131,433            1,552,223
                Diversified Financial Services -- 0.25%
                 KKR Financial Holdings LLC                                                73,000              423,400

                                                                                                             3,577,235
              ENERGY -- 0.88%
                Oil, Gas & Consumable Fuels -- 0.88%
                 Eni S.p.A.                                                                58,500            1,492,756

                                                                                                             1,492,756
              INSURANCE -- 0.12%
                Insurance -- 0.12%
                 Swiss Re                                                                   4,400              212,291

                                                                                                               212,291
              REAL ESTATE -- 1.51%
                Real Estate Investment Trusts -- 1.51%
                 Annaly Capital Management, Inc.                                           72,900            1,264,815
                 Chimera Investment Corp.                                                 165,900              643,692
                 Invesco Mortgage Capital, Inc.                                            29,000              660,040

                                                                                                             2,568,547
              TELECOMMUNICATION SERVICES -- 1.55%
                Diversified Telecommunication Services -- 1.26%
                 France Telecom SA                                                         26,900              672,145
                 Telefonica SA                                                             21,500              601,632
                 Telstra Corp. Ltd.                                                       283,000              871,922
                Wireless Telecommunication Services -- 0.29%
                 Mobistar SA                                                                7,000              480,619

                                                                                                             2,626,318
              TRANSPORTATION -- 0.13%
                Transportation Infrastructure -- 0.13%
                 Hopewell Highway Infrastructure Ltd.                                     359,000              219,010

                                                                                                               219,010
              UTILITIES -- 0.62%
                Electric Utilities -- 0.62%
                 E. ON AG                                                                  13,100              548,925
                 Enel S.p.A.                                                               87,856              509,766

                                                                                                             1,058,691

            TOTAL COMMON STOCK (Cost $11,894,784)                                                           12,177,892

            PREFERRED STOCK -- 1.94%
              BANKS -- 1.05%
                Commercial Banks -- 1.05%
                 Huntington Bancshares Pfd, 8.50%                                             750              645,000
       a         Sovereign REIT Pfd 12.00%                                                  1,000            1,121,250
                 Webster Financial Corp. Pfd Series A, 8.50%                                   15               11,775

                                                                                                             1,778,025
              FOOD, BEVERAGE & TOBACCO -- 0.30%
                Food Products -- 0.30%
                 H.J. Heinz Finance Co. Pfd, 8.00%                                              5              518,750

                                                                                                               518,750
              INSURANCE -- 0.59%
                Insurance -- 0.59%
                 Genworth Financial, Inc. Pfd Series A, 5.25%                              20,000              996,250

                                                                                                               996,250

            TOTAL PREFERRED STOCK (Cost $3,121,575)                                                          3,293,025

            ASSET BACKED SECURITIES -- 3.62%
              BANKS -- 0.12%
                Commercial Banks -- 0.12%
                 CW Capital Colbalt Series 2007-C2 Class A1, 5.064%, 9/15/2011      $      21,681               22,166
                 Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class
                 A1, 5.233%, 3/10/2039                                                     24,605               25,077
                 Wachovia Bank Commercial Mtg Trust Series 2007-C30 Class A1,
                 5.031%, 12/15/2043                                                        19,991               20,354
                 Wachovia Bank Commercial Mtg Trust Series 2007-C31 Class A1,
                 5.14%, 4/15/2047                                                          11,629               11,844
                 Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
                 4.238%, 2/25/2035                                                        399,247               71,357
                 Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
                 4.493%, 3/25/2035                                                        394,709               56,884

                                                                                                               207,682
              DIVERSIFIED FINANCIALS -- 1.77%
                Capital Markets -- 0.87%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.822%, 8/25/2033         865,581              432,779
                 Bear Stearns Commercial Mtg Securities Series 2007-PW15 Class A1,
                 5.016%, 2/11/2044                                                          3,414                3,496
                 Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
                 5.145%, 1/12/2045                                                         51,117               52,048
                 Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
                 5.422%, 9/11/2042                                                         24,238               24,797
                 Credit Suisse Mtg Capital Certificates Series 2007-C1 Class A1,
                 5.227%, 2/15/2040                                                         15,747               16,031
                 Credit Suisse Mtg Capital Certificates Series 2007-C2 Class A1,
                 5.269%, 1/15/2049                                                         10,786               11,000
                 Credit Suisse Mtg Capital Certificates Series 2007-C3 Class A1,
                 5.664%, 6/15/2039                                                         12,659               12,932
                 GS Mtg Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
                 8/10/2045                                                                 32,363               33,122
                 LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
                 2/15/2040                                                                 13,325               13,622
                 LB-UBS Commercial Mtg Trust Series 2007-C2 Class A1, 5.226%,
                 2/17/2040                                                                 10,735               10,940
                 Merrill Lynch Mtg Investors Trust, 3.123%, 8/25/2034                     362,696              157,600
                 Merrill Lynch Mtg Trust, 5.212%, 11/12/2037                              550,000              553,728
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-5
                 Class A1, 4.275%, 8/12/2048                                                9,753                9,871
                 Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6
                 Class A1, 5.175%, 3/12/2051                                               12,960               13,231
                 Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
                 2/20/2044                                                                 23,749               24,317
                 Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
                 3/15/2044                                                                 22,655               23,191
                 Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
                 4/15/2049                                                                 49,808               51,002
                 Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
                 11/12/2049                                                                36,117               37,160
                Diversified Financial Services -- 0.90%
                 Banc of America Commerical Mtg, Inc. Series 2007-2 Class A1,
                 5.421%, 1/10/2012                                                         27,106               27,923
                 Banc of America Funding Corp. Series 2006-I Class SB1, 4.30%,
                 12/20/2036                                                               984,755               90,049
                 Banc of America Mtg Services Series 2005-A Class B1, 4.668%,
                 2/25/2035                                                                961,919              145,332
                 Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 4.795%,
                 3/25/2034                                                                233,656               95,337
                 Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
                 12/10/2049                                                                78,741               80,786
                 Citigroup/Deutsche Bank Commercial Mtg Series 2007-CD4 Class A1,
                 4.977%, 12/11/2049                                                        37,480               38,101
                 Countrywide Series 2005-11 Class AF3, 4.778%, 2/25/2036                1,189,385            1,003,741
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2006-LDP9
                 Class A1, 5.17%, 5/15/2047                                                29,303               29,991
                 JPMorgan Chase Commercial Mtg Securities Corp. Series 2007-LDPX
                 Class A1, 5.122%, 1/15/2049                                               13,427               13,721

                                                                                                             3,005,848
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.88%
                Pharmaceuticals -- 0.88%
       a         QHP PhaRMA, 10.25%, 3/15/2015                                          1,500,000            1,506,405

                                                                                                             1,506,405
              TRANSPORTATION -- 0.85%
                Airlines -- 0.85%
     a,b         American Airlines Depositor Corp., 8.00%, 10/5/2010                    1,500,000            1,440,000

                                                                                                             1,440,000

            TOTAL ASSET BACKED SECURITIES (Cost $8,425,368)                                                  6,159,934

            CORPORATE BONDS -- 71.62%
              AUTOMOBILES & COMPONENTS -- 1.37%
                Auto Components -- 0.16%
       a         Affinia Group, Inc., 10.75%, 8/15/2016                                   250,000              270,938
                Automobiles -- 1.21%
       a         American Honda Finance, 2.601%, 6/29/2011                                500,000              511,801
       a         Harley Davidson Funding Corp. Series C, 6.80%, 6/15/2018                 500,000              498,609
     a,c         Hyundai Capital Services, 6.00%, 5/5/2015                              1,000,000            1,044,164

                                                                                                             2,325,512
              BANKS -- 6.33%
                Commercial Banks -- 6.33%
       c         Banco Industrial e Comercial S.A., 7.00%, 4/23/2010                      500,000              503,750
                 Charter One Bank NA, 5.50%, 4/26/2011                                    250,000              255,334
     a,c         DBS Bank Ltd., 5.125%, 5/16/2017                                         200,000              206,988
  a,c,d,e        Islandsbanki, 4.41%, 10/15/2008                                           60,000               12,600
  a,c,d,e        LandsBanki Islands HF, 5.73%, 8/25/2009                                  175,000                7,875
                 National City Bank Floating Rate Note, 0.625%, 6/7/2017                1,000,000              887,034
                 PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
       a         12/31/2049                                                               500,000              511,980
                 Provident Bank MD, 9.50%, 5/1/2018                                     1,500,000            1,556,838
     a,c         Santander Issuances, 6.50%, 8/11/2019                                  1,000,000            1,039,482
       c         Shinhan Bank, 6.819%, 9/20/2036                                          100,000               85,401
                 Silicon Valley Bank, 6.05%, 6/1/2017                                   1,000,000              904,966
                 Sovereign Bancorp, Inc., 0.479%, 3/23/2010                               500,000              499,810
                 Sovereign Bank, 5.125%, 3/15/2013                                        100,000              100,906
                 Suntrust Bank, 7.25%, 3/15/2018                                        1,000,000            1,044,149
                 Webster Bank, 5.875%, 1/15/2013                                        2,000,000            1,774,194
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049               500,000              485,000
                 Zions Bancorp, 7.75%, 9/23/2014                                        1,000,000              882,500

                                                                                                            10,758,807
              CAPITAL GOODS -- 5.56%
                Building Products -- 0.65%
                 Owens Corning, Inc., 9.00%, 6/15/2019                                  1,000,000            1,115,179
                Industrial Conglomerates -- 2.98%
                 General Electric Capital Corp., 0.393%, 6/20/2014                      1,000,000              941,460
                 Otter Tail Corp., 9.00%, 12/15/2016                                    3,000,000            3,060,000
     a,c         Smiths Group plc, 6.05%, 5/15/2014                                       500,000              531,487
       c         Tyco International Finance SA, 6.375%, 10/15/2011                        500,000              536,150
                Machinery -- 1.27%
                 Caterpillar Financial Services Corp., 1.001%, 6/24/2011                  500,000              504,135
                 Ingersoll-Rand Co., 9.50%, 4/15/2014                                     500,000              597,469
                 Timken Co., 6.00%, 9/15/2014                                           1,000,000            1,052,366
                Trading Companies & Distributors -- 0.66%
     a,c         Noble Group Ltd. Mtg, 8.50%, 5/30/2013                                 1,000,000            1,117,500

                                                                                                             9,455,746
              CONSUMER DURABLES & APPAREL -- 2.64%
                Household Durables -- 2.64%
     a,c         Corporativo Javer SA, 13.00%, 8/4/2014                                 1,000,000            1,070,000
     a,c         Desarrolladora Homex SA, 9.50%, 12/11/2019                               750,000              751,875
                 Fortune Brands, Inc., 6.375%, 6/15/2014                                  500,000              535,477
       a         Freedom Group, Inc., 10.25%, 8/1/2015                                  1,000,000            1,061,250
       a         Freedom Group, Inc., 10.25%, 8/1/2015                                  1,000,000            1,061,250

                                                                                                             4,479,852
              CONSUMER SERVICES -- 0.30%
                Hotels, Restaurants & Leisure -- 0.30%
     a,c         TDIC Finance Ltd., 6.50%, 7/2/2014                                       500,000              512,210

                                                                                                               512,210
              DIVERSIFIED FINANCIALS -- 5.47%
                Capital Markets -- 1.29%
   a,d,e         Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013                        200,000               41,000
     a,c         Macquarie Group Ltd., 7.30%, 8/1/2014                                  1,000,000            1,080,466
       a         Morgan Stanley, 10.09%, 5/3/2017                                       2,000,000            1,076,967
                Consumer Finance -- 1.28%
                 American Express Credit Corp., 5.875%, 5/2/2013                          500,000              536,580
                 Capital One Bank, 8.80%, 7/15/2019                                       500,000              590,833
                 North Fork Bancorp, Inc., 5.875%, 8/15/2012                            1,000,000            1,037,637
                Diversified Financial Services -- 2.90%
                 Bank of America Corp., 7.40%, 1/15/2011                                  500,000              529,261
                 Bank of America Corp., 7.375%, 5/15/2014                               1,000,000            1,134,714
       a         Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019                        250,000              244,107
                 Citigroup, Inc., 5.00%, 9/15/2014                                        750,000              723,018
                 CME Group, Inc., 5.75%, 2/15/2014                                        250,000              273,443
       c         Export-Import Bank of Korea, 8.125%, 1/21/2014                           250,000              290,222
       c         Korea Development Bank, 5.30%, 1/17/2013                                 200,000              210,011
       c         Korea Development Bank, 0.424%, 4/3/2010                                 300,000              298,358
                 MBNA Corp., 6.125%, 3/1/2013                                             305,000              323,574
                 National Rural Utilities CFC, 10.375%, 11/1/2018                         500,000              662,538
                 Textron Financial Corp., 0.392%, 2/25/2011                               250,000              237,337

                                                                                                             9,290,066
              ENERGY -- 10.76%
                Energy Equipment & Services -- 1.28%
       a         Calfrac Holdings LP, 7.75%, 2/15/2015                                    600,000              582,000
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               1,000,000            1,012,343
                 Smith International, Inc., 8.625%, 3/15/2014                             500,000              578,144
                Oil, Gas & Consumable Fuels -- 9.48%
     a,c         Bumi Capital PTE  Ltd., 12.00%, 11/10/2016                             1,000,000              990,000
       a         Cloud Peak Energy, Inc., 8.25%, 12/15/2017                             1,000,000            1,000,000
                 Concho Resources, Inc., 8.625%, 10/1/2017                                500,000              525,000
       a         Continental Resources, 8.25%, 10/1/2019                                  500,000              525,000
       a         DCP Midstream LLC, 9.75%, 3/15/2019                                      500,000              615,227
                 El Paso Corp., 7.75%, 6/15/2010                                           55,000               55,577
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                            250,000              316,561
                 Energy Transfer Partners LP, 8.50%, 4/15/2014                            500,000              577,148
                 Entergy Gulf States, 6.00%, 5/1/2018                                     240,000              251,326
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                    1,100,000            1,009,250
                 Enterprise Products Operating LP, 9.75%, 1/31/2014                       250,000              298,370
       a         Forest Oil Corp., 8.50%, 2/15/2014                                       500,000              522,500
     a,c         Gaz Capital SA, 7.51%, 7/31/2013                                       1,000,000            1,041,273
                 Inergy LP/Inergy Finance Corp., 8.75%, 3/1/2015                          500,000              513,750
                 Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                        250,000              307,625
       a         Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                     980,900            1,073,536
       a         Murray Energy Corp., 10.25%, 10/15/2015                                  250,000              248,750
                 Oneok Partners LP, 8.625%, 3/1/2019                                      500,000              603,396
     a,c         Petro Co. Trinadad Tobago Ltd., 9.75%, 8/14/2019                       1,000,000            1,118,750
       c         Petrobras International Finance Co., 7.875%, 3/15/2019                   500,000              576,406
     a,c         Petroplus Finance Ltd., 6.75%, 5/1/2014                                1,000,000              940,000
                 Plains All American Pipeline LP, 8.75%, 5/1/2019                       1,000,000            1,179,094
                 Sunoco Logistics Partners LP, 8.75%, 2/15/2014                           500,000              556,269
                 Teppco Partners LP, 7.00%, 6/1/2067                                      500,000              442,500
       c         Trans-Canada Pipelines Ltd., 6.35%, 5/15/2067                            275,000              258,023
     a,c         Woodside Finance Ltd., 8.125%, 3/1/2014                                  500,000              571,106

                                                                                                            18,288,924
              FOOD, BEVERAGE & TOBACCO -- 2.17%
                Beverages -- 1.15%
                 Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                              250,000              260,725
       a         Bacardi Ltd., 7.45%, 4/1/2014                                            500,000              569,843
       a         Bacardi Ltd., 8.20%, 4/1/2019                                            500,000              590,982
                 Constellation Brands, Inc., 8.375%, 12/15/2014                           500,000              532,500
                Food Products -- 0.19%
                 Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                 321,000              318,256
                Tobacco -- 0.83%
                 Altria Group, Inc., 9.70%, 11/10/2018                                    250,000              309,042
                 Lorillard Tobacco Co, 8.125%, 6/23/2019                                1,000,000            1,099,386

                                                                                                             3,680,734
              HEALTH CARE EQUIPMENT & SERVICES -- 0.32%
                Health Care Equipment & Supplies -- 0.32%
                 Beckman Coulter, Inc., 6.00%, 6/1/2015                                   500,000              545,124

                                                                                                               545,124
              INSURANCE -- 7.44%
                Insurance -- 7.44%
                 International Lease Finance Corp., 4.875%, 9/1/2010                    1,000,000              960,537
       a         National Life Insurance of Vermont, 10.50%, 9/15/2039                  1,000,000            1,040,963
   a,b,c         Oil Casualty Insurance, 8.00%, 9/15/2034                                 924,000              718,410
       a         Oil Insurance Ltd., 7.558%, 12/29/2049                                 1,000,000              793,180
       a         Prudential Holdings LLC, 8.695%, 12/18/2023                              585,000              626,236
     a,c         QBE Insurance Group Ltd., 9.75%, 3/14/2014                               668,000              755,698
     a,c         QBE Insurance Group Ltd., 5.647%, 7/1/2023                             1,000,000              869,087
     a,c         Swiss Re Capital I LP, 6.854%, 5/29/2049                               4,000,000            3,233,200
                 Torchmark, Inc., 9.25%, 6/15/2019                                      1,000,000            1,128,051
                 Transatlantic Holdings, Inc., 5.75%, 12/14/2015                        1,000,000              980,642
                 Unum Group, 7.125%, 9/30/2016                                            500,000              518,047
                 Willis North America, Inc., 7.00%, 9/29/2019                           1,000,000            1,018,256

                                                                                                            12,642,307
              MATERIALS -- 3.29%
                Chemicals -- 0.65%
       a         Chevron Phillips Chemical, 7.00%, 6/15/2014                            1,000,000            1,100,021
                Construction Materials -- 0.29%
                 Martin Marietta Materials, Inc. LIBOR Floating Rate Note, 0.431%,
                 4/30/2010                                                                500,000              497,794
                Containers & Packaging -- 0.33%
       a         Plastipak Holdings, Inc., 10.625%, 8/15/2019                             500,000              551,250
                Metals & Mining -- 1.67%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         1,000,000            1,151,053
                 Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015                    500,000              545,000
     a,c         Posco, 8.75%, 3/26/2014                                                  500,000              591,526
       c         Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                    50,000               51,333
       c         Vedanta Resources plc, 6.625%, 2/22/2010                                 500,000              501,250
                Miscellaneous -- 0.35%
     a,c         Anglo American Capital, 9.375%, 4/8/2014                                 500,000              599,969

                                                                                                             5,589,196
              MEDIA -- 2.85%
                Media -- 2.85%
                 CBS Corp., 8.20%, 5/15/2014                                              500,000              568,409
                 DIRECTV Holdings, 6.375%, 6/15/2015                                      900,000              934,875
                 Echostar DBS Corp., 7.75%, 5/31/2015                                   1,000,000            1,047,500
                 Time Warner Cable, Inc., 8.25%, 2/14/2014                                250,000              292,186
                 Time Warner Cable, Inc., 7.50%, 4/1/2014                                 500,000              576,089
                 Washington Post Co., 7.25%, 2/1/2019                                     500,000              549,066
     a,b         Yahoo! Inc., 6.65%, 8/10/2026                                            979,019              883,164

                                                                                                             4,851,289
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.39%
                Biotechnology -- 1.22%
                 Biogen Idec, Inc., 6.00%, 3/1/2013                                     1,000,000            1,062,099
       c         Talecris Biotherapeutics, 7.75%, 11/15/2016                            1,000,000            1,015,000
                Pharmaceuticals -- 0.17%
                 Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                      250,000              279,375

                                                                                                             2,356,474
              REAL ESTATE -- 0.15%
                Real Estate Investment Trusts -- 0.15%
                 HRPT Properties Trust, 0.854%, 3/16/2011                                 275,000              255,401

                                                                                                               255,401
              RETAILING -- 2.06%
                Internet & Catalog Retail -- 0.32%
                 Ticketmaster, 10.75%, 8/1/2016                                           500,000              538,750
                Multiline Retail -- 0.18%
       c         Parkson Retail Group, 7.125%, 5/30/2012                                  300,000              304,970
                Specialty Retail -- 1.56%
                 Best Buy, Inc., 6.75%, 7/15/2013                                         500,000              549,297
       a         Nebraska Book Co., 10.00%, 12/1/2011                                   1,250,000            1,265,625
                 Staples, Inc., 9.75%, 1/15/2014                                          250,000              304,613
                 Staples, Inc., 7.75%, 4/1/2011                                           500,000              537,305

                                                                                                             3,500,560
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.20%
                Semiconductors & Semiconductor Equipment -- 1.20%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                 1,000,000            1,052,141
                 National Semiconductor, 0.504%, 6/15/2010                              1,000,000              988,868

                                                                                                             2,041,009
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.31%
                Communications Equipment -- 0.31%
                 Motorola, Inc., 7.625%, 11/15/2010                                       500,000              518,010

                                                                                                               518,010
              TELECOMMUNICATION SERVICES -- 4.97%
                Diversified Telecommunication Services -- 4.33%
       c         Deutsche Telekom International Finance, 5.75%, 3/23/2016                 315,000              334,484
     a,c         Global Crossing Ltd., 12.00%, 9/15/2015                                1,000,000            1,097,500
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                                700,000              661,500
                 Qwest Corp., 8.375%, 5/1/2016                                            500,000              536,250
                 Qwest Corp., 8.875%, 3/15/2012                                         1,000,000            1,075,000
       c         Telecom Italia Capital, 6.999%, 6/4/2018                                 520,000              572,151
       c         Telecom Italia Capital, 0.894%, 7/18/2011                                550,000              547,708
     a,c         Vimpelcom, 8.25%, 5/23/2016                                              500,000              516,250
                 Windstream Corp., 7.875%, 11/1/2017                                    1,000,000              987,500
                 Windstream Corp., 8.125%, 8/1/2013                                     1,000,000            1,037,500
                Wireless Telecommunication Services -- 0.64%
                 Crown Castle International Corp., 9.00%, 1/15/2015                       500,000              532,500
     a,c         Digicel SA, 12.00%, 4/1/2014                                             500,000              555,000

                                                                                                             8,453,343
              TRANSPORTATION -- 2.35%
                Air Freight & Logistics -- 0.30%
                 FedEx Corp., 8.76%, 5/22/2015                                            455,875              507,703
                Airlines -- 0.30%
                 United Air Lines, Inc., 12.75%, 7/15/2012                                500,000              510,000
                Marine -- 1.43%
       a         Commercial Barge Line Co., 12.50%, 7/15/2017                             500,000              520,000
       a         United Maritime LLC, 11.75%, 6/15/2015                                 1,000,000            1,002,500
       a         Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                      994,312              913,104
                Road & Rail -- 0.32%
                 Ryder System, Inc., 7.20%, 9/1/2015                                      500,000              543,882

                                                                                                             3,997,189
              UTILITIES -- 10.71%
                Electric Utilities -- 4.33%
                 Alabama Power Capital Trust V, 3.39%, 10/1/2042                          700,000              700,000
                 Aquila, Inc., 7.95%, 2/1/2011                                            500,000              522,614
                 Arizona Public Service Co., 5.50%, 9/1/2035                              370,000              314,282
                 Arizona Public Service Co., 8.75%, 3/1/2019                              500,000              582,529
                 Comed Financing III, 6.35%, 3/15/2033                                  1,500,000            1,187,869
                 Commonwealth Edison, 6.15%, 3/15/2012                                    300,000              323,633
                 Entergy Texas, Inc., 7.125%, 2/1/2019                                    500,000              554,208
                 FPL Group Capital, Inc., 6.65%, 6/15/2067                              1,000,000              935,000
                 Illinois Power Co., 9.75%, 11/15/2018                                    500,000              621,735
       a         Kansas Gas & Electric Co., 6.70%, 6/15/2019                              500,000              555,655
                 Metropolitan Edison, 7.70%, 1/15/2019                                    250,000              286,927
                 Progress Energy, Inc., 6.05%, 3/15/2014                                  250,000              273,690
     a,c         Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                      500,000              512,978
                Gas Utilities -- 1.74%
       a         Ferrellgas Partners LP, 9.125%, 10/1/2017                              1,500,000            1,586,250
                 Southern Union Co., 7.20%, 11/1/2066                                   1,600,000            1,368,000
                Independent Power Producers & Energy Traders -- 0.29%
                 RRI Energy, Inc., 7.625%, 6/15/2014                                      500,000              495,000
                Multi-Utilities -- 4.35%
                 Amerenenergy Generating Co., 7.00%, 4/15/2018                          1,000,000            1,036,457
                 Black Hills Corp., 9.00%, 5/15/2014                                      500,000              570,204
                 DTE Energy Co., 7.625%, 5/15/2014                                      1,000,000            1,116,356
       a         Enogex LLC, 6.875%, 7/15/2014                                          1,000,000            1,062,903
                 NiSource Finance Corp., 6.40%, 3/15/2018                               1,130,000            1,174,481
                 Sempra Energy, 9.80%, 2/15/2019                                          250,000              312,030
       a         Texas-New Mexico Power, 9.50%, 4/1/2019                                1,000,000            1,229,799
                 Wisconsin Energy Corp., 6.25%, 5/15/2067                               1,000,000              890,000

                                                                                                            18,212,600

            TOTAL CORPORATE BONDS (Cost $109,241,534)                                                      121,754,354

            CONVERTIBLE BONDS -- 3.47%
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.28%
                Commercial Services & Supplies -- 0.28%
                 Covanta Holding Corp., 1.00%, 2/1/2027                                   500,000              466,875

                                                                                                               466,875
              DIVERSIFIED FINANCIALS -- 0.27%
                Diversified Financial Services -- 0.27%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                             500,000              461,875

                                                                                                               461,875
              REAL ESTATE -- 1.00%
                Real Estate Investment Trusts -- 1.00%
       a         MPT Operating Partnership LP, 6.125%, 11/15/2011                       1,250,000            1,214,063
                 Washington REIT, 3.875%, 9/15/2026                                       500,000              490,000

                                                                                                             1,704,063
              TELECOMMUNICATION SERVICES -- 1.92%
                Diversified Telecommunication Services -- 1.11%
                 Global Crossing Ltd., 5.00%, 5/15/2011                                 1,000,000              976,250
                 Level 3 Communications, Inc., 10.00%, 5/1/2011                           900,000              909,000
                Wireless Telecommunication Services -- 0.81%
                 NII Holdings, Inc., 3.125%, 6/15/2012                                  1,500,000            1,376,250

                                                                                                             3,261,500

            TOTAL CONVERTIBLE BONDS (Cost $5,034,853)                                                        5,894,312

            MUNICIPAL BONDS -- 3.54%
                 Anaheim California Public Financing Authority, 5.486%, 9/1/2020        1,000,000              864,240
                 Louisiana Public Facilities Authority Revenue (Black & Gold
                 Facilities Project C), 5.15%, 4/1/2012                                   255,000              251,305
                 Michigan Higher Education Student Loan Authority, 3.95%, 3/1/2011        250,000              242,910
                 Michigan Tobacco Settlement Finance Authority, 7.309%, 6/1/2034        1,000,000              796,940
       a         Midwest Family Housing, 5.168%, 7/1/2016                                 955,000              799,029
                 Oakland California Redevelopment Agency, 8.00%, 9/1/2016               1,000,000            1,008,680
                 Ohio State Solid Waste (Republic Services Project), 4.25%,
                 4/1/2033                                                                 900,000              874,044
                 Pennsylvania Economic Development Series A (Waste Management,
                 Inc. Project), 4.70%, 11/1/2021                                          600,000              619,062
                 Wisconsin State Health & Educational Facilities (Richland
                 Hospital), 7.08%, 6/1/2016                                               655,000              564,309

            TOTAL MUNICIPAL BONDS (Cost $5,732,883)                                                          6,020,519

            U.S. TREASURY SECURITIES -- 0.74%
                 United States Treasury Notes, 3.375%, 11/30/2012                         300,000              315,141
                 United States Treasury Notes, 4.25%, 11/15/2017                          900,000              943,488

            TOTAL U.S. TREASURY SECURITIES (Cost $1,204,348)                                                 1,258,629

            U.S. GOVERNMENT AGENCIES -- 0.48%
       a         Agribank FCB, 9.125%, 7/15/2019                                          750,000              824,214

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,000)                                                     824,214

            MORTGAGE BACKED -- 0.01%
                 Federal National Mtg Assoc. CMO Series 1994-37 Class L, 6.50%,
                 3/25/2024                                                                 13,920               15,065
                 Federal National Mtg Assoc. Interest Only, 5.50%, 7/15/2030              391,870                1,400

            TOTAL MORTGAGE BACKED (Cost $16,491)                                                                16,465

            FOREIGN BONDS -- 4.70%
              CONSUMER SERVICES -- 0.04%
                Hotels, Restaurants & Leisure -- 0.04%
                 FU JI Food (HKD), 0%, 10/18/2010                                        7,000,000               64,938

                                                                                                                 64,938
              DIVERSIFIED FINANCIALS -- 1.00%
                Captial Markets -- 0.50%
                 Morgan Stanley (AUD), 4.388%, 3/1/2013                                  1,000,000              850,708
                Consumer Finance -- 0.50%
                 SLM Corp. (AUD), 6.00%, 12/15/2010                                      1,000,000              851,799

                                                                                                              1,702,507
              ENERGY -- 0.09%
                Oil, Gas & Consumable Fuels -- 0.09%
                 OAO Gazprom (RUB), 7.25%, 2/22/2010                                     5,000,000              162,716

                                                                                                                162,716
              FOOD & STAPLES RETAILING -- 0.70%
                Food & Staples Retailing -- 0.70%
                 Wesfarmers Ltd. (AUD), 6.755%, 9/11/2014                                1,300,000            1,191,245

                                                                                                              1,191,245
              FOOD, BEVERAGE & TOBACCO -- 0.67%
                Beverages -- 0.67%
  a              Ambev International Fin Co., Ltd. (BRL), 9.50%, 7/24/2017               2,000,000            1,134,406

                                                                                                              1,134,406
              INSURANCE -- 0.37%
                Insurance -- 0.37%
                 ELM BV (AUD), 7.635%, 12/31/2049                                        1,000,000              623,709

                                                                                                                623,709
              MISCELLANEOUS -- 1.60%
                Miscellaneous -- 1.60%
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                 1,000,000              907,035
                 Regional Muni of York (CAD), 5.00%, 4/29/2019                             500,000              496,041
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                              2,025,000            1,314,331

                                                                                                              2,717,407
              TELECOMMUNICATION SERVICES -- 0.23%
                Diversified Telecommunication Services -- 0.23%
                 Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                      250,000              389,746

                                                                                                                389,746

            TOTAL FOREIGN BONDS (Cost $8,032,838)                                                             7,986,674



TOTAL INVESTMENTS -- 97.29% (Cost $153,454,674)                                                        $    165,386,018


OTHER ASSETS LESS LIABILITIES -- 2.71%                                                                        4,606,136


NET ASSETS -- 100.00%                                                                                  $    169,992,154

Footnote Legend
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $53,661,151, representing 31.55% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
d     Bond in default.
e     Non-income producing.

                                    Outstanding Forward Currency Contracts
                                     to Buy or Sell at December 31, 2009

                                 Buy/Sell     Contract        Contract            Value        Unrealized      Unrealized
Contract Description                           Amount        Value Date            USD        Appreciation    Depreciation

Euro Dollar                        Sell      1,125,000       02/19/2010        $ 1,612,648            --    $   (29,222)

Total                                                                          $ 1,612,648   $        --    $   (29,222)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euro Dollars
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
RUB        Denominated in Russian Rubles

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using mult-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2           Level 3
Assets
Investments in Securities

    Common Stock*                      $     12,177,892   $     12,177,892      $           --     $            --
    Preferred Stock                           3,293,025            645,000           2,648,025                  --
    Asset Backed Securities                   6,159,934                 --           6,159,934                  --
    Corporate Bonds                         121,754,354                 --         121,754,354                  --
    Convertible Bonds                         5,894,312                 --           5,894,312                  --
    Municipal Bonds                           6,020,519                 --           6,020,519                  --
    U.S. Treasury Securities                  1,258,629          1,258,629                  --                  --
    U.S. Government Agencies                    824,214                 --             824,214                  --
    Mortgage Backed                              16,465                 --              16,465                  --
    Foreign Bonds                             7,986,674                 --           7,986,674                  --

Total Investments in Securities        $    165,386,018   $     14,081,521      $  151,304,497     $            --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $       (29,222)   $             --      $     (29,222)     $            --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Value Fund                                                                    December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount

            COMMON STOCK -- 86.72%
              BANKS -- 6.00%
                Commercial Banks -- 6.00%
                 Fifth Third Bancorp                                                    3,672,032      $    35,802,312
                 KeyCorp                                                                9,702,400           53,848,320
                 Mitsubishi UFJ Financial Group, Inc.                                  12,788,100           62,062,825
                 U.S. Bancorp                                                           3,541,833           79,726,661

                                                                                                           231,440,118
              CAPITAL GOODS -- 1.90%
                Aerospace & Defense -- 1.90%
                 Boeing Co.                                                             1,351,200           73,140,456

                                                                                                            73,140,456
              CONSUMER SERVICES -- 1.13%
                Hotels, Restaurants & Leisure -- 1.13%
       a         Life Time Fitness, Inc.                                                1,746,636           43,543,635

                                                                                                            43,543,635
              DIVERSIFIED FINANCIALS -- 2.59%
                Capital Markets -- 0.57%
                 AllianceBernstein Holding LP                                             787,430           22,126,783
                Diversified Financial Services -- 2.02%
       a         ING Groep N.V.                                                         7,871,300           77,858,921

                                                                                                            99,985,704
              ENERGY -- 10.39%
                Energy Equipment & Services -- 1.93%
                 Smith International, Inc.                                              2,740,100           74,448,517
                Oil, Gas & Consumable Fuels -- 8.46%
                 ConocoPhillips                                                         2,583,800          131,954,666
                 Marathon Oil Corp.                                                     4,194,300          130,946,046
                 OAO Gazprom ADR                                                        2,479,700           63,232,350

                                                                                                           400,581,579
              FOOD & STAPLES RETAILING -- 0.34%
                Food & Staples Retailing -- 0.34%
       a         Rite Aid Corp.                                                         8,717,107           13,162,832

                                                                                                            13,162,832
              HEALTH CARE EQUIPMENT & SERVICES -- 3.15%
                Health Care Equipment & Supplies -- 1.66%
       a         Varian Medical Services, Inc.                                          1,368,690           64,123,127
                Health Care Providers & Services -- 1.14%
       a         Community Health Systems, Inc.                                         1,229,440           43,768,064
                Health Care Technology -- 0.35%
       a         Eclipsys Corp.                                                           731,093           13,539,842

                                                                                                           121,431,033
              INSURANCE -- 9.78%
                Insurance -- 9.78%
                 Ace Ltd.                                                               2,154,945          108,609,228
                 Hartford Financial Services Group, Inc.                                2,838,659           66,027,208
                 Swiss Re                                                               2,407,900          116,176,025
                 Transatlantic Holdings, Inc.                                           1,653,900           86,184,729

                                                                                                           376,997,190
              MATERIALS -- 5.60%
                Chemicals -- 2.71%
                 Monsanto Co.                                                           1,278,400          104,509,200
                Metals & Mining -- 2.89%
                 Tokyo Steel Mfg.                                                       5,241,900           58,815,542
                 United States Steel Corp.                                                953,800           52,573,456

                                                                                                           215,898,198
              MEDIA -- 7.24%
                Media -- 7.24%
                 Comcast Corp.                                                          6,967,250          111,545,673
       a         DIRECTV                                                                2,570,792           85,735,913
       a         Dish Network Corp.                                                     3,935,238           81,734,893

                                                                                                           279,016,479
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.55%
                Biotechnology -- 2.52%
       a         Actelion Ltd.                                                            787,000           41,995,650
       a         Gilead Sciences, Inc.                                                  1,270,900           55,004,552
                Life Sciences Tools & Services -- 2.65%
       a         Thermo Fisher Scientific, Inc.                                         2,145,065          102,298,150
                Pharmaceuticals -- 4.38%
                 Eli Lilly & Co.                                                        2,549,043           91,026,325
                 Roche Holdings AG                                                        456,700           77,614,056

                                                                                                           367,938,733
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.94%
                Semiconductors & Semiconductor Equipment -- 0.94%
       a         ON Semiconductor Corp.                                                 4,126,527           36,354,703

                                                                                                            36,354,703
              SOFTWARE & SERVICES -- 11.14%
                Information Technology Services -- 6.58%
       a         Amdocs Ltd.                                                            3,023,348           86,256,118
       a         Fiserv, Inc.                                                           2,208,333          107,059,984
                 Visa, Inc.                                                               691,500           60,478,590
                Software -- 4.56%
       a         ANSYS, Inc.                                                            1,395,965           60,668,639
                 Microsoft Corp.                                                        3,773,200          115,044,868

                                                                                                           429,508,199
              TECHNOLOGY HARDWARE & EQUIPMENT -- 4.97%
                Computers & Peripherals -- 4.14%
       a         Dell, Inc.                                                             8,518,900          122,331,404
       a         NCR Corp.                                                              3,368,100           37,486,953
                Electronic Equipment, Instruments & Components -- 0.83%
                 Corning, Inc.                                                          1,650,735           31,875,693

                                                                                                           191,694,050
              TELECOMMUNICATION SERVICES -- 8.98%
                Diversified Telecommunication Services -- 2.96%
                 AT&T Inc.                                                              2,603,148           72,966,238
       a         Level 3 Communications, Inc.                                          26,753,956           40,933,553
                Wireless Telecommunication Services -- 6.02%
                 China Mobile Ltd.                                                     10,238,300           96,197,817
       a         Crown Castle International Corp.                                       2,378,439           92,854,259
       a         Leap Wireless International, Inc.                                      2,452,700           43,044,885

                                                                                                           345,996,752
              UTILITIES -- 3.02%
                Electric Utilities -- 3.02%
                 Entergy Corp.                                                          1,420,236          116,232,114

                                                                                                           116,232,114

            TOTAL COMMON STOCK (Cost $3,189,381,486)                                                     3,342,921,775

            CORPORATE BONDS -- 6.05%
              BANKS -- 0.54%
                Commercial Banks -- 0.54%
                 Fifth Third Capital Trust IV, 6.50%, 4/15/2067                     $  28,864,000           20,926,400

                                                                                                            20,926,400
              CAPITAL GOODS -- 0.18%
                Industrial Conglomerates -- 0.18%
                 General Electric Capital Corp., 6.375%, 11/15/2067                     7,871,000            6,828,093

                                                                                                             6,828,093
              DIVERSIFIED FINANCIALS -- 2.14%
                Capital Markets -- 0.59%
                 Goldman Sachs Capital II, 5.793%, 12/29/2049                          16,042,000           12,432,550
                 Goldman Sachs Capital III, 1.026%, 9/29/2049                          15,277,000           10,049,210
                Diversified Financial Services -- 1.55%
                 JPMorgan Chase Capital XXI, 1.231%, 2/2/2037                          16,427,000           11,222,927
                 JPMorgan Chase Capital XXIII, 1.273%, 5/15/2047                       70,382,000           48,586,102

                                                                                                            82,290,789
              INSURANCE -- 1.93%
                Insurance -- 1.93%
       b         Glen Meadow Pass Through, 6.505%, 2/12/2067                           36,389,000           26,745,915
                 Hartford Financial Services Group, 8.125%, 6/15/2038                  49,711,000           47,722,560

                                                                                                            74,468,475
              TELECOMMUNICATION SERVICES -- 1.26%
                Diversified Telecommunication Services -- 1.26%
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                             51,489,000           48,657,105

                                                                                                            48,657,105

            TOTAL CORPORATE BONDS (Cost $142,153,143)                                                      233,170,862

            CONVERTIBLE BONDS -- 3.07%
              MATERIALS -- 0.73%
                Metals & Mining -- 0.73%
       b         Anglogold Holdings Ltd., 3.50%, 5/22/2014                             25,000,000           28,152,750

                                                                                                            28,152,750
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.46%
                Semiconductors & Semiconductor Equipment -- 0.46%
                 ON Semiconductor Corp., 2.625%, 12/15/2026                            16,006,000           17,786,668

                                                                                                            17,786,668
              TELECOMMUNICATION SERVICES -- 0.64%
                Diversified Telecommunication Services -- 0.64%
                 Level 3 Communications, Inc., 10.00%, 5/1/2011                        22,525,000           22,750,250
                 Level 3 Communications, Inc., 2.875%, 7/15/2010                        1,854,000            1,809,967

                                                                                                            24,560,217
              TRANSPORTATION -- 1.24%
                Road & Rail -- 1.24%
                 Hertz Global Holdings, Inc., 5.25%, 6/1/2014                          29,332,000           47,811,160

                                                                                                            47,811,160

            TOTAL CONVERTIBLE BONDS (Cost $81,662,898)                                                     118,310,795

            SHORT TERM INVESTMENTS -- 4.16%
                 AGL Capital Corp., 0.22%, 1/7/2010                                 $  25,000,000           24,999,084
                 Atmos Energy Corp., 0.20% due 1/8/2010                                41,500,000           41,498,302
                 BNP Paribas, 0.04%, 1/4/2010                                          20,000,000           19,999,934
                 Clark County School District GO, put 1/4/2010 (Insured: AGM; SPA:
                 Bayerische Landesbank) (daily demand notes), 0.29%, 6/15/2021          2,360,000            2,360,000
                 Natixis, 0.09%, 1/5/2010                                              71,500,000           71,499,106

            TOTAL SHORT TERM INVESTMENTS (Cost $160,356,426)                                               160,356,426


TOTAL INVESTMENTS -- 100.00% (Cost $3,573,553,953)                                                     $ 3,854,759,858


LIABILITIES NET OF OTHER ASSETS -- 0.00%                                                                      (83,044)


NET ASSETS -- 100.00%                                                                                  $ 3,854,676,814

Footnote Legend
a     Non-income producing.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $54,898,665, representing 1.42% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
AGM        Insured by Assured Guaranty Municipal Corp.
COP        Certificates of Participation
GO         General Obligation

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2                Level 3
Assets
Investments in Securities

    Common Stock*                      $  3,342,921,775   $  3,342,921,775      $            --    $                --
    Corporate Bonds                         233,170,862                 --          233,170,862                     --
    Convertible Bonds                       118,310,795                 --          118,310,795                     --
    Short Term Investments                  160,356,426                 --          160,356,426                     --

Total Investments in Securities        $  3,854,759,858   $  3,342,921,775      $   511,838,083    $                --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.



Thornburg International Value Fund                                                      December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount

            COMMON STOCK -- 95.74%
              AUTOMOBILES & COMPONENTS -- 3.36%
                Automobiles -- 3.36%
                 Hyundai Motor Co.                                                      1,572,098     $    163,355,897
                 Toyota Motor Corp.                                                    10,825,400          450,985,687

                                                                                                           614,341,584
              BANKS -- 12.62%
                Commercial Banks -- 12.62%
                 BNP Paribas SA                                                         4,234,800          339,357,569
                 China Merchants Bank Co., Ltd.                                       138,274,433          362,922,681
                 Industrial & Commercial Bank of China Ltd.                           551,287,100          457,900,911
       a         Intesa Sanpaolo                                                       45,767,746          206,672,601
                 Mitsubishi UFJ Financial Group, Inc.                                  59,590,100          289,200,893
       a         National Bank of Greece S.A.                                          11,884,677          308,374,732
                 Standard Chartered plc                                                13,404,629          341,005,926

                                                                                                         2,305,435,313
              CAPITAL GOODS -- 5.24%
                Aerospace & Defense -- 0.66%
                 Empresa Brasileira de Aeronautica SA ADR                               5,421,345          119,865,938
                Electrical Equipment -- 1.07%
       a         Vestas Wind Systems A/S                                                3,208,726          195,953,676
                Machinery -- 3.51%
                 Fanuc Ltd.                                                             2,369,307          219,542,808
                 Komatsu Ltd.                                                          20,340,288          422,377,377

                                                                                                           957,739,799
              CONSUMER DURABLES & APPAREL -- 2.25%
                Textiles, Apparel & Luxury Goods -- 2.25%
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,659,311          411,166,202

                                                                                                           411,166,202
              CONSUMER SERVICES -- 1.69%
                Hotels, Restaurants & Leisure -- 1.69%
                 Carnival plc                                                           8,974,400          309,478,064

                                                                                                           309,478,064
              DIVERSIFIED FINANCIALS -- 6.94%
                Capital Markets -- 2.81%
                 Deutsche Bank AG                                                       4,782,697          338,835,134
                 Julius Baer Group Ltd.                                                 4,956,430          174,309,946
                Diversified Financial Services -- 4.13%
                 BM&F Bovespa SA                                                       25,633,400          180,361,373
                 Hong Kong Exchanges & Clearing Ltd.                                   22,008,100          395,688,232
       a         ING Groep N.V.                                                        18,097,600          179,012,313

                                                                                                         1,268,206,998
              ENERGY -- 8.39%
                Energy Equipment & Services -- 1.29%
                 Schlumberger Ltd.                                                      3,630,472          236,307,422
                Oil, Gas & Consumable Fuels -- 7.10%
                 BP plc                                                                18,361,080          177,941,006
       a         Cairn Energy plc                                                      17,559,090           94,330,214
                 Canadian Natural Resources Ltd.                                        4,270,600          310,336,664
                 Cnooc Ltd.                                                           240,672,579          378,078,264
                 Petroleo Brasileiro S.A. ADR                                           7,068,970          337,048,490

                                                                                                         1,534,042,060
              FOOD & STAPLES RETAILING -- 3.16%
                Food & Staples Retailing -- 3.16%
                 Tesco plc                                                             39,405,300          272,411,211
                 Wal-Mart de Mexico SAB de C.V.                                        68,531,100          305,409,198

                                                                                                           577,820,409
              FOOD, BEVERAGE & TOBACCO -- 5.47%
                Beverages -- 1.39%
                 Sabmiller plc                                                          8,615,750          254,109,225
                Food Products -- 2.07%
                 Nestle SA                                                              7,807,300          378,874,242
                Tobacco -- 2.01%
                 British American Tobacco plc                                          11,278,625          367,350,769

                                                                                                         1,000,334,236
              HEALTH CARE EQUIPMENT & SERVICES -- 4.75%
                Health Care Equipment & Supplies -- 2.40%
                 Covidien plc                                                           3,478,898          166,604,425
                 Smith & Nephew plc                                                    17,870,272          184,585,797
                 Synthes, Inc.                                                            671,025           87,766,139
                Health Care Providers & Services -- 2.35%
                 Fresenius Medical Care AG & Co.                                        4,936,500          261,414,011
       a         Sinopharm Group Co. H                                                 47,099,100          167,356,283

                                                                                                           867,726,655
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.06%
                Household Products -- 2.03%
                 Reckitt Benckiser plc                                                  6,843,378          370,953,139
                Personal Products -- 1.03%
                 Natura Cosmeticos SA                                                   9,051,600          188,778,631

                                                                                                           559,731,770
              INSURANCE -- 1.72%
                Insurance -- 1.72%
                 AXA                                                                   13,215,350          313,348,054

                                                                                                           313,348,054
              MATERIALS -- 7.15%
                Chemicals -- 2.66%
                 Air Liquide SA                                                         2,232,413          265,718,877
                 Potash Corp. of Saskatchewan, Inc.                                     2,029,100          220,157,350
                Construction Materials -- 1.60%
                 Lafarge SA                                                             3,544,391          293,736,166
                Metals & Mining -- 2.89%
                 BHP Billiton Ltd.                                                      9,533,262          369,247,390
                 Southern Copper Corp.                                                  4,815,700          158,484,687

                                                                                                         1,307,344,470
              MEDIA -- 2.35%
                Media -- 2.35%
                 British Sky Broadcasting Group plc                                    26,620,886          241,649,216
                 Pearson plc                                                           13,048,731          187,790,039

                                                                                                           429,439,255
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.74%
                Pharmaceuticals -- 8.74%
                 Novartis AG                                                            6,570,396          358,864,492
                 Novo Nordisk A/S                                                       6,200,750          396,591,888
                 Roche Holding AG                                                       1,666,000          283,129,006
                 Teva Pharmaceutical Industries Ltd. ADR                                9,941,300          558,502,234

                                                                                                         1,597,087,620
              RETAILING -- 3.24%
                Specialty Retail -- 3.24%
                 Hennes & Mauritz AB                                                    5,906,987          328,099,437
                 Kingfisher plc                                                        71,568,940          264,719,928

                                                                                                           592,819,365
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.53%
                Semiconductors & Semiconductor Equipment -- 1.53%
                 Arm Holdings plc                                                      50,986,100          146,176,218
                 Taiwan Semiconductor Manufacturing Co., Ltd.                          65,911,000          132,914,163

                                                                                                           279,090,381
              SOFTWARE & SERVICES -- 4.90%
                Information Technology Services -- 1.03%
       a         Amdocs Ltd.                                                            6,593,900          188,123,967
                Internet Software & Services -- 1.02%
       a         Baidu, Inc. ADR                                                          454,100          186,739,543
                Software -- 2.85%
                 Nintendo Co., Ltd.                                                       588,831          139,344,341
                 SAP AG                                                                 8,040,693          380,382,255

                                                                                                           894,590,106
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.57%
                Computers & Peripherals -- 0.57%
       a         Logitech International SA                                              6,057,621          104,996,031

                                                                                                           104,996,031
              TELECOMMUNICATION SERVICES -- 5.83%
                Diversified Telecommunication Services -- 1.87%
                 Telefonica SA                                                         12,229,900          342,228,006
                Wireless Telecommunication Services -- 3.96%
                 America Movil SAB de C.V. ADR                                          5,173,344          243,043,701
                 China Mobile Ltd.                                                        844,000            7,894,561
                 Rogers Communications, Inc.                                            9,424,300          294,574,142
                 Turkcell                                                              25,027,800          177,716,158

                                                                                                         1,065,456,568
              TRANSPORTATION -- 1.77%
                Road & Rail -- 1.77%
                 Canadian National Railway Co.                                          5,889,800          322,915,458

                                                                                                           322,915,458
              UTILITIES -- 1.01%
                Electric Utilities -- 1.01%
                 E. ON AG                                                               4,405,204          184,589,787

                                                                                                           184,589,787

            TOTAL COMMON STOCK (Cost $15,369,817,562)                                                   17,497,700,185

            SHORT TERM INVESTMENTS -- 3.84%
                 California State Department of Water Resources, put 1/8/2010
                 (Insured: AGM/SPA: Dexia)(weekly demand notes), 0.21%, 5/1/2022    $  33,150,000           33,150,000
                 California State, put 1/8/2010 (LOC: Bank of America) (weekly
                 demand notes), 0.21%, 5/1/2040                                         2,500,000            2,500,000
                 Chicago GO, put 1/8/2010 (Insured: AGM/SPA: Dexia)
                 (weekly demand notes), 0.31%, 1/1/2040                                71,440,000           71,440,000
                 Farmington PCR, put 1/4/2010 (LOC: Barclays Bank) (daily demand
                 notes), 0.23%, 5/1/2024                                                8,100,000            8,100,000
                 ING America Insurance Holdings, 0.65%, 1/4/2010                      310,500,000          310,483,181
                 Mississippi State,  put 1/8/2010 (Nissan; Insured: Bank of
                 America) (weekly demand notes), 0.30%, 11/1/2028                      29,800,000           29,800,000
                 Natixis, 0.01%, 1/4/2010                                              94,967,000           94,966,921
                 Natixis, 0.09%, 1/5/2010                                              54,500,000           54,499,319
                 New York City GO, put 1/4/2010 (Insured: AGM/SPA: Dexia)
                 (daily demand notes), 0.20%, 11/1/2026                                11,200,000           11,200,000
                 New York City Municipal Water Finance Authority, put 1/4/2010
                 (SPA: Dexia)(daily demand notes), 0.25%, 6/15/2033                     7,000,000            7,000,000
                 New York City Municipal Water Finance, put 1/4/2010 (SPA:
                 Landesbank Hessen-Thuringen) (daily demand notes), 0.25%,
                 6/15/2039                                                             10,000,000           10,000,000
                 New York, NY, put 1/4/2010  (SPA: Dexia)(daily demand notes),
                 0.22%, 8/1/2028                                                       39,300,000           39,300,000
                 Pepco Holdings, Inc., 0.25%, 1/4/2010                                 21,500,000           21,499,552
                 South Fulton Georgia Municipal Water & Sewer Authority, put
                 1/8/2010  (LOC: Bank of America) (weekly demand notes), 0.25%,
                 1/1/2033                                                               7,455,000            7,455,000

            TOTAL SHORT TERM INVESTMENTS (Cost $701,393,973)                                               701,393,973


TOTAL INVESTMENTS -- 99.58% (Cost $16,071,211,535)                                                    $ 18,199,094,158


OTHER ASSETS LESS LIABILITIES -- 0.42%                                                                      75,914,106


NET ASSETS -- 100.00%                                                                                 $ 18,275,008,264

Footnote Legend
a     Non-income producing.


                                    Outstanding Forward Currency Contracts
                                     to Buy or Sell at December 31, 2009

                                 Buy/Sell     Contract        Contract           Value         Unrealized      Unrealized
Contract Description                           Amount        Value Date           USD         Appreciation    Depreciation

Brazilian Real                     Sell        557,036,900   01/22/2010      $  318,782,476  $          --  $  (6,221,441)
Mexican Peso                       Sell      6,620,596,000   05/28/2010         497,361,765      5,264,715              --

Total                                                                        $  816,144,241  $   5,264,715  $  (6,221,441)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
AGM        Insured by Assured Guaranty Municipal Corp.
ARM        Adjustable Rate Mortgage
GO         General Obligation
LOC        Letter of Credit
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2                Level 3
Assets
Investments in Securities

    Common Stock*                      $ 17,497,700,185   $ 17,497,700,185      $            --    $              --
    Short Term Investments                  701,393,973                  --         701,393,973                   --

Total Investments in Securities        $ 18,199,094,158   $ 17,497,700,185      $   701,393,973    $              --

    Other Financial Instruments**
     Forward  Currency Contracts       $      5,264,715   $              --     $     5,264,715    $              --
     Spot Currency Contracts           $          2,799   $          2,799      $            --    $              --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $    (6,221,441)   $              --     $    (6,221,441)   $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.



Thornburg Core Growth Fund                                                              December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount

            COMMON STOCK -- 91.35%
              BANKS -- 3.00%
                Commercial Banks -- 3.00%
       a         SVB Financial Group                                                    1,196,873     $     49,897,635

                                                                                                            49,897,635
              CONSUMER SERVICES -- 6.93%
                Diversified Consumer Services -- 4.33%
       a         Coinstar, Inc.                                                         1,271,440           35,320,603
       a         Grand Canyon Education, Inc.                                           1,928,900           36,668,389
                Hotels, Restaurants & Leisure -- 2.60%
       a         Las Vegas Sands Corp.                                                  1,841,305           27,509,097
       a         Life Time Fitness, Inc.                                                  631,500           15,743,295

                                                                                                           115,241,384
              DIVERSIFIED FINANCIALS -- 8.09%
                Capital Markets -- 8.09%
       a         Affiliated Managers Group, Inc.                                          791,707           53,321,467
                 Charles Schwab Corp.                                                   1,796,500           33,810,130
                 Goldman Sachs Group, Inc.                                                280,925           47,431,377

                                                                                                           134,562,974
              ENERGY -- 2.10%
                Oil, Gas & Consumable Fuels -- 2.10%
                 XTO Energy, Inc.                                                         750,600           34,925,418

                                                                                                            34,925,418
              FOOD, BEVERAGE & TOBACCO -- 2.65%
                Beverages -- 2.65%
       a         Hansen Natural Corp.                                                   1,149,422           44,137,805

                                                                                                            44,137,805
              HEALTH CARE EQUIPMENT & SERVICES -- 6.36%
                Health Care Providers & Services -- 6.36%
       a         Amedisys, Inc.                                                           651,359           31,629,993
       a         Community Health Systems, Inc.                                           549,454           19,560,562
       a         Express Scripts, Inc.                                                    631,300           54,575,885

                                                                                                           105,766,440
              MATERIALS -- 2.55%
                Chemicals -- 2.55%
                 Ecolab, Inc.                                                             954,189           42,537,746

                                                                                                            42,537,746
              MEDIA -- 3.68%
                Media -- 3.68%
       a         Airmedia Group, Inc. ADR                                               2,761,227           20,736,815
       a         DIRECTV Group, Inc.                                                    1,213,313           40,463,988

                                                                                                            61,200,803
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.84%
                Biotechnology -- 7.84%
       a         Alexion Pharmaceuticals, Inc.                                            847,019           41,351,467
       a         Gilead Sciences, Inc.                                                    732,460           31,700,869
       a         Talecris Biotherapeutics Holdings Corp.                                2,575,600           57,358,612

                                                                                                           130,410,948
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.03%
                Biotechnology -- 3.03%
       a         Actelion Ltd.                                                            943,800           50,362,763

                                                                                                            50,362,763
              RETAILING -- 1.96%
                Internet & Catalog Retail -- 1.96%
       a         priceline.com, Inc.                                                      149,144           32,587,964

                                                                                                            32,587,964
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.06%
                Semiconductors & Semiconductor Equipment -- 3.06%
       a         ON Semiconductor Corp.                                                 5,780,698           50,927,949

                                                                                                            50,927,949
              SOFTWARE & SERVICES -- 28.46%
                Information Technology Services -- 13.01%
       a         Amdocs Ltd.                                                            2,223,106           63,425,214
       a         Fiserv, Inc.                                                           1,133,384           54,946,456
                 Visa, Inc.                                                               573,856           50,189,446
                 Western Union Co.                                                      2,541,037           47,898,548
                Internet Software & Services -- 7.96%
       a         Equinix, Inc.                                                            392,014           41,612,286
       a         Google, Inc.                                                              90,205           55,925,296
       a         Telecity Group plc                                                     5,628,325           34,818,055
                Software -- 7.49%
                 Microsoft Corp.                                                        2,627,638           80,116,683
       a         Rovi Corp.                                                             1,398,243           44,562,004

                                                                                                           473,493,988
              TECHNOLOGY HARDWARE & EQUIPMENT -- 7.13%
                Communications Equipment -- 3.48%
                 Qualcomm, Inc.                                                         1,252,900           57,959,154
                Computers & Peripherals -- 1.49%
       a         STEC, Inc.                                                             1,511,510           24,698,073
                Electronic Equipment, Instruments & Components -- 2.16%
       a         FLIR Systems, Inc.                                                     1,097,452           35,908,630

                                                                                                           118,565,857
              TELECOMMUNICATION SERVICES -- 4.51%
                Wireless Telecommunication Services -- 4.51%
                 America Movil SAB de C.V.                                             18,344,300           43,147,386
       a         Leap Wireless International, Inc.                                      1,816,683           31,882,787

                                                                                                            75,030,173

            TOTAL COMMON STOCK (Cost $1,249,558,638)                                                     1,519,649,847

            SHORT TERM INVESTMENTS -- 8.11%
                 AGL Capital Corp., 0.22%, 1/4/2010                                 $  20,000,000           19,999,633
                 California State, put 1/8/2010  (LOC: Bank of America) (weekly
                 demand notes), 0.21%, 5/1/2040                                           800,000              800,000
                 Clark County School District GO, put 1/4/2010 (Insured: AGM; SPA:
                 Bayerische Landesbank) (daily demand notes), 0.29%, 6/15/2021          6,880,000            6,880,000
                 Devon Energy Corp., 0.14%, 1/4/2010                                   20,000,000           19,999,767
                 Maryland State Health & Higher Educational Facilities, put
                 1/8/2010  (Univ. of Maryland Medical; LOC: Bank of America)
                 (weekly demand notes), 0.22%, 7/1/2034                                 2,000,000            2,000,000
                 Natixis, 0.01%, 1/4/2010                                              32,000,000           31,999,973
                 New York City Municipal Water Finance Authority, put 1/4/2010
                 (SPA: Dexia)(daily demand notes), 0.25%, 6/15/2033                     3,200,000            3,200,000
                 Virginia Electric & Power, 0.12%, 1/4/2010                            50,000,000           49,999,500

            TOTAL SHORT TERM INVESTMENTS (Cost $134,878,874)                                               134,878,873


TOTAL INVESTMENTS -- 99.46% (Cost $1,384,437,512)                                                     $  1,654,528,720


OTHER ASSETS LESS LIABILITIES -- 0.54%                                                                       8,969,665


NET ASSETS -- 100.00%                                                                                 $  1,663,498,385

Footnote Legend
a     Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
AGM        Insured by Assured Guaranty Municipal Corp.
GO         General Obligation
LOC        Letter of Credit
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2                Level 3
Assets
Investments in Securities

    Common Stock*                      $  1,519,649,847   $  1,519,649,847      $           --     $              --
    Short Term Investments                  134,878,873                 --         134,878,873                    --

Total Investments in Securities        $  1,654,528,720   $  1,519,649,847      $  134,878,873     $              --

Liabilities

    Other Financial Instruments**
     Spot Currency Contracts           $       (24,258)   $       (24,258)      $           --     $              --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg International Growth Fund                                                     December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount
            COMMON STOCK -- 87.00%
              CAPITAL GOODS -- 1.86%
                Machinery -- 1.86%
       a         Duoyaun Printing, Inc.                                                   171,800            1,382,990

                                                                                                             1,382,990
              COMMERCIAL & PROFESSIONAL SERVICES -- 5.65%
                Professional Services -- 5.65%
                 Experian plc                                                             183,100            1,818,821
                 Seek Ltd.                                                                384,465            2,382,885

                                                                                                             4,201,706
              CONSUMER SERVICES -- 2.31%
                Hotels, Restaurants & Leisure -- 2.31%
       a         Wynn Macau Ltd.                                                        1,390,243            1,715,973

                                                                                                             1,715,973
              DIVERSIFIED FINANCIALS -- 7.51%
                Diversified Financial Services -- 7.51%
                 BM&F Bovespa SA                                                          227,335            1,599,571
                 Deutsche Boerse AG                                                        23,900            1,987,187
       a         ING Groep N.V.                                                           202,000            1,998,082

                                                                                                             5,584,840
              ENERGY -- 4.53%
                Oil, Gas & Consumable Fuels -- 4.53%
       a         BPZ Resources, Inc.                                                      175,980            1,671,810
                 OAO Gazprom ADR                                                           32,200              821,100
                 Petroleo Brasileiro S.A. ADR                                              20,700              877,473

                                                                                                             3,370,383

              FOOD & STAPLES RETAILING -- 2.90%
                Food & Staples Retailing -- 2.90%
                 Drogasil S.A.                                                            134,000            2,155,083

                                                                                                             2,155,083
              FOOD, BEVERAGE & TOBACCO -- 2.59%
                Beverages -- 2.59%
                 Coca-Cola Hellenic Bottling Co. S.A.                                      84,100            1,927,779

                                                                                                             1,927,779
              HEALTH CARE EQUIPMENT & SERVICES -- 2.51%
                Health Care Providers & Services -- 2.51%
                 Diagnosticos da America SA                                                57,000            1,865,842

                                                                                                             1,865,842
              MATERIALS -- 2.10%
                Metals & Mining -- 2.10%
                 Tokyo Steel Manufacturing Co., Ltd                                       139,100            1,560,740

                                                                                                             1,560,740
              MEDIA -- 1.75%
                Media -- 1.75%
       a         Airmedia Group, Inc. ADR                                                 173,291            1,301,415

                                                                                                             1,301,415
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 18.42%
                Biotechnology -- 3.35%
       a         Actelion Ltd.                                                             46,700            2,491,991
                Pharmaceuticals -- 15.07%
       a         Bayer AG                                                                  30,700            2,462,799
                 Novo Nordisk A/S                                                          32,400            2,072,262
       a         Pronova BioPharma AS                                                     662,500            2,013,886
                 Roche Holding AG                                                          12,100            2,056,339
                 Teva Pharmaceutical Industries Ltd. ADR                                   46,300            2,601,134

                                                                                                            13,698,411
              RETAILING -- 3.08%
                Internet & Catalog Retail -- 3.08%
       a         YOOX S.p.A                                                               306,200            2,291,335

                                                                                                             2,291,335
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.33%
                Semiconductors & Semiconductor Equipment -- 7.33%
                 Arm Holdings plc                                                         863,900            2,476,785
       a         Mellanox Technologies Ltd.                                                78,412            1,478,850
                 Taiwan Semiconductor Manufacturing Co.,  Ltd. ADR                        130,649            1,494,625

                                                                                                             5,450,260
              SOFTWARE & SERVICES -- 19.24%
                Information Technology Services -- 3.56%
       a         Amdocs Ltd.                                                               92,829            2,648,412
                Internet Software & Services -- 2.49%
       a         Telecity Group plc                                                       299,400            1,852,154
                Software -- 13.19%
                 Fidessa Group plc                                                        129,400            2,455,832
                 Playtech Ltd.                                                            327,600            2,197,253
       a         Shanda Games Ltd. ADR                                                    136,800            1,393,992
       a         Solera Holdings, Inc.                                                     53,600            1,930,136
                 Totvs SA                                                                  27,000            1,829,983

                                                                                                            14,307,762
              TELECOMMUNICATION SERVICES -- 5.22%
                Diversified Telecommunication Services -- 2.57%
                 Telefonica SA                                                             68,100            1,905,635
                Wireless Telecommunication Services -- 2.65%
                 America Movil SAB de C.V.                                                838,000            1,971,049

                                                                                                             3,876,684

            TOTAL COMMON STOCK (Cost $60,450,483)                                                           64,691,203

            SHORT TERM INVESTMENTS -- 14.79%
                 Atmos Energy Corp., 0.22%, 1/8/2010                                $   3,500,000            3,499,851
                 Natixis, 0.09%, 1/5/2010                                               4,000,000            3,999,970
                 Pepco Holdings, Inc., 0.25%, 1/4/2010                                  3,500,000            3,499,927

            TOTAL SHORT TERM INVESTMENTS (Cost $10,999,747)                                                 10,999,748


TOTAL INVESTMENTS -- 101.79% (Cost $71,450,230)                                                       $     75,690,950


LIABILITIES NET OF OTHER ASSETS -- (1.79)%                                                                 (1,327,556)


NET ASSETS -- 100.00%                                                                                 $     74,363,394

Footnote Legend
a     Non-income producing


                                    Outstanding Forward Currency Contracts
                                     to Buy or Sell at December 31, 2009

                                 Buy/Sell     Contract        Contract           Value         Unrealized      Unrealized
Contract Description                           Amount        Value Date           USD         Appreciation    Depreciation

Brazilian Real                     Buy        1,112,750      05/03/2010      $    623,827              --   $     -(3,782)
Brazilian Real                     Sell      14,568,350      05/03/2010         8,167,270              --         (10,244)
Euro Dollar                        Sell       3,305,000      05/03/2010         4,736,639         163,453               --
Great Britian Pound                Sell       3,036,000      05/04/2010         4,900,135         122,502               --

Total                                                                        $ 18,427,871    $    285,955   $     (14,026)


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2                Level 3
Assets
Investments in Securities

    Common Stock*                      $    64,691,203    $     64,691,203      $            --    $             --
    Short Term Investments                  10,999,748                  --           10,999,748                  --

Total Investments in Securities        $    75,690,951    $     64,691,203      $    10,999,748    $             --

    Other Financial Instruments**
     Forward  Currency Contracts       $       285,955    $             --      $       285,955    $             --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (14,026)    $            --       $      (14,026)    $             --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.



Thornburg Investment Income Builder Fund                                                December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount

            COMMON STOCK -- 57.46%
              BANKS -- 2.74%
                Commercial Banks -- 2.74%
                 Bank of Montreal                                                         668,500    $      35,698,929
                 Banque Cantonale Vaudoise                                                 22,000            8,740,877
                 Liechtensteinische Landesbank AG                                         955,824           63,709,280
                 St. Galler Kantonalbank                                                   20,800            9,314,708

                                                                                                           117,463,794
              COMMERCIAL & PROFESSIONAL SERVICES -- 1.30%
                Professional Services -- 1.30%
                 Seek Ltd.                                                              9,000,000           55,781,316

                                                                                                            55,781,316
              CONSUMER SERVICES -- 4.72%
                Hotels, Restaurants & Leisure -- 4.72%
                 Berjaya Sports Toto Berhad                                            14,600,000           18,548,481
                 McDonald's Corp.                                                       1,769,100          110,462,604
                 OPAP SA                                                                3,321,100           73,033,168

                                                                                                           202,044,253
              DIVERSIFIED FINANCIALS -- 4.67%
                Capital Markets -- 2.95%
                 AllianceBernstein Holdings LP                                            750,000           21,075,000
                 Apollo Investment Corp.                                                7,904,600           75,330,838
                 Prospect Capital Corp.                                                 2,538,415           29,978,681
                Diversified Financial Services -- 1.72%
                 Bolsas y Mercados Espanoles                                              497,300           16,040,349
                 Hong Kong Exchanges & Clearing Ltd.                                    1,422,800           25,580,819
                 KKR Financial Holdings, LLC                                            5,500,000           31,900,000

                                                                                                           199,905,687

              ENERGY -- 7.54%
                Energy Equipment & Services -- 0.82%
                 Diamond Offshore Drilling, Inc.                                          273,700           26,937,554
                 Fred Olsen Energy ASA                                                    210,500            8,071,263
                Oil, Gas & Consumable Fuels -- 6.72%
                 BP plc                                                                 6,101,300           59,128,955
                 Canadian Oil Sands Trust                                                 992,600           28,387,117
                 Eni SpA                                                                3,853,300           98,325,384
                 Total SA                                                               1,578,400          101,833,499

                                                                                                           322,683,772
              FOOD & STAPLES RETAILING -- 1.57%
                Food & Staples Retailing -- 1.57%
                 Metcash Ltd.                                                           9,158,622           36,773,487
                 Sysco Corp.                                                            1,090,000           30,454,600

                                                                                                            67,228,087
              FOOD, BEVERAGE & TOBACCO -- 4.03%
                Beverages -- 1.61%
                 Coca Cola Co.                                                          1,204,200           68,639,400
                Tobacco -- 2.42%
                 Philip Morris                                                          2,150,000          103,608,500

                                                                                                           172,247,900
              INSURANCE -- 0.77%
                Insurance -- 0.77%
                 Mercury General Corp.                                                    843,100           33,100,106

                                                                                                            33,100,106
              MATERIALS -- 2.12%
                Chemicals -- 1.25%
                 E. I. du Pont de Nemours & Co.                                         1,286,600           43,319,822
                 Nufarm Ltd.                                                            1,048,700           10,258,321
                Metals & Mining -- 0.87%
                 Impala Platinum Holdings Ltd.                                            638,300           17,556,710
                 Southern Copper Corp.                                                    589,300           19,393,863

                                                                                                            90,528,716
              MEDIA -- 0.01%
                Media -- 0.01%
       a         Independent News & Media Finance                                       2,470,923              460,485

                                                                                                               460,485
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.57%
                Pharmaceuticals -- 2.57%
                 Eli Lilly & Co.                                                        2,500,000           89,275,000
                 Novartis AG                                                              375,300           20,498,284

                                                                                                           109,773,284
              REAL ESTATE -- 4.85%
                Real Estate Investment Trusts -- 4.85%
                 Annaly Capital Management, Inc.                                        3,644,000           63,223,400
                 Anworth Mtg Asset Corp.                                                2,317,800           16,224,600
     a,b         Apollo Commercial Real Estate Finance, Inc.                              885,016           15,921,438
                 Chimera Investment Corp.                                              14,242,600           55,261,288
       b         Invesco Mortgage Capital, Inc.                                         1,258,364           28,640,365
                 MFA Financial, Inc.                                                    3,843,201           28,247,527

                                                                                                           207,518,618
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.01%
                Semiconductors & Semiconductor Equipment -- 1.01%
                 Intel Corp.                                                            2,111,200           43,068,480

                                                                                                            43,068,480
              SOFTWARE & SERVICES -- 3.50%
                Information Technology Services -- 1.36%
                 Paychex, Inc.                                                          1,906,000           58,399,840
                Software -- 2.14%
                 Microsoft Corp.                                                        3,000,000           91,470,000

                                                                                                           149,869,840
              TELECOMMUNICATION SERVICES -- 9.25%
                Diversified Telecommunication Services -- 6.99%
                 France Telecom SA                                                      2,390,500           59,730,887
                 Telefonica SA                                                          4,225,600          118,244,521
                 Telstra Corp. Ltd.                                                    39,388,781          121,356,715
                Wireless Telecommunication Services -- 2.26%
                 China Mobile Ltd.                                                      5,720,000           53,744,422
                 Vodafone Group plc                                                    18,523,900           42,994,783

                                                                                                           396,071,328
              TRANSPORTATION -- 1.82%
                Transportation Infrastructure -- 1.82%
                 Hopewell Highway                                                      15,643,500            9,543,394
                 Macquarie Airports                                                    25,090,909           68,289,853

                                                                                                            77,833,247
              UTILITIES -- 4.99%
                Electric Utilities -- 3.08%
                 E. ON AG                                                                 202,700            8,493,670
                 Enel S.p.A.                                                           11,637,100           67,521,868
                 Entergy Corp.                                                            680,000           55,651,200
                Independent Power Producers & Energy Traders -- 0.37%
     b,c         Algonquin Power & Utilities Corp.                                        900,000            3,519,625
       b         Algonquin Power & Utilities Corp.                                      3,168,100           12,389,472
                Multi-Utilities -- 1.54%
                 Dominion Resources, Inc.                                               1,700,000           66,164,000

                                                                                                           213,739,835

            TOTAL COMMON STOCK (Cost $2,356,902,951)                                                     2,459,318,748

            PREFERRED STOCK -- 3.40%
              BANKS -- 3.19%
                Commercial Banks -- 3.19%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            4,418,000
                 Fifth Third Bancorp Pfd, 8.50%                                           404,704           48,159,776
                 First Tennessee Bank Pfd, 3.75%                                           12,000            6,416,250
                 Huntington Bancshares Pfd, 8.50%                                          84,616           72,769,760
       d         Sovereign REIT Pfd, 12.00%                                                 4,000            4,485,000

                                                                                                           136,248,786
              DIVERSIFIED FINANCIALS -- 0.21%
                Capital Markets -- 0.06%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,626,800
                Diversified Financial Services -- 0.15%
                 Bank of America Corp. Pfd, 3.00%                                         420,000            6,468,000

                                                                                                             9,094,800

            TOTAL PREFERRED STOCK (Cost $131,707,496)                                                      145,343,586

            EXCHANGE TRADED FUNDS -- 1.08%
                 iShares High Yield Corporate Bond                                        525,000           46,116,000

            TOTAL EXCHANGE TRADED FUNDS (Cost $37,557,948)                                                  46,116,000

            ASSET BACKED SECURITIES -- 0.53%
              BANKS -- 0.08%
                Commercial Banks -- 0.08%
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 4.238%, 2/25/2035                                                 $   10,590,009            1,892,750
                 Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                 4.493%, 3/25/2035                                                      9,867,725            1,422,091

                                                                                                             3,314,841
              DIVERSIFIED FINANCIALS -- 0.15%
                Capital Markets -- 0.08%
                 Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.822%, 8/25/2033         865,581              432,779
                 Merrill Lynch Mtg Investors Trust, 3.123%, 8/25/2034                   6,673,598            2,899,834
                Diversified Financial Services -- 0.07%
                 Banc of America Funding Corp. Series 2006-I Class SB1, 4.30%,
                 12/20/2036                                                             3,308,285              302,518
                 Banc of America Mtg Securities Series 2005-A Class B1, 4.668%,
                 2/25/2035                                                              5,370,396              811,388
                 Citigroup Mtg Loan Trust, Inc., 4.795%, 3/25/2034                      1,869,251              762,697
                 Structured Asset Security Corp. Series 2002-27A Class B1, 3.655%,
                 1/25/2033                                                              2,945,950            1,263,201

                                                                                                             6,472,417
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.11%
                Pharmaceuticals -- 0.11%
       c         QHP PhaRMA, 10.25%, 3/15/2015                                          4,500,000            4,519,215

                                                                                                             4,519,215
              TRANSPORTATION -- 0.19%
                Airlines -- 0.19%
     c,d         American Airlines Depositor Corp., 8.00%, 10/5/2010                    8,700,000            8,352,000

                                                                                                             8,352,000

            TOTAL ASSET BACKED SECURITIES (Cost $50,181,179)                                                22,658,473

            CORPORATE BONDS -- 28.01%
              AUTOMOBILES & COMPONENTS -- 0.19%
                Automobiles -- 0.19%
       c         American Honda Finance, 7.625%, 10/1/2018                              7,000,000            8,003,058

                                                                                                             8,003,058
              BANKS -- 1.99%
                Commercial Banks -- 1.99%
     c,e         Alfa Diversified, 2.254%, 3/15/2012                                    3,937,500            3,807,602
       e         Banco Industrial e Comercial S.A., 7.00%, 4/23/2010                      500,000              503,750
                 Fifth Third Bancorp, 6.25%, 5/1/2013                                   2,750,000            2,831,441
  a,c,e,f        Landsbanki Islands HF, 7.431%, 12/31/2049                              5,000,000                  500
                 National City Bank, 7.25%, 7/15/2010                                   5,000,000            5,114,320
                 National City Preferred Capital Trust I, 12.00%, 12/29/2049            3,250,000            3,744,098
                 PNC Financial Services Group, Inc., 8.25%, 5/29/2049                  10,000,000           10,104,790
       c         PNC Preferred Funding Trust III, 8.70%, 12/31/2049                     4,500,000            4,607,820
                 Provident Bank MD, 9.50%, 5/1/2018                                     5,600,000            5,812,195
       e         Shinhan Bank, 6.819%, 9/20/2036                                          900,000              768,609
                 Silicon Valley Bank, 6.05%, 6/1/2017                                  26,713,000           24,174,357
                 Sovereign Bancorp, Inc., 0.479%, 3/23/2010                            17,500,000           17,493,367
                 Webster Capital Trust IV, 7.65%, 6/15/2037                             1,950,000            1,228,500
                 Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049             2,500,000            2,425,000
                 Zions Bancorp, 7.75%, 9/23/2014                                        3,000,000            2,647,500

                                                                                                            85,263,849
              CAPITAL GOODS -- 0.58%
                Industrial Conglomerates -- 0.41%
                 Otter Tail Corp., 9.00%, 12/15/2016                                   17,000,000           17,340,000
                Trading Companies & Distributors -- 0.17%
                 International Lease Finance Corp., 5.125%, 11/1/2010                   5,000,000            4,800,345
                 International Lease Finance Corp.  E-Capital Trust I, 5.90%,
       c         12/21/2065                                                             5,000,000            2,600,000

                                                                                                            24,740,345
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.01%
                Commercial Services & Supplies -- 0.01%
                 Allied Waste North America, Inc., 6.375%, 4/15/2011                      500,000              521,971
                 Waste Management, Inc., 7.375%, 8/1/2010                                 175,000              181,276

                                                                                                               703,247
              CONSUMER DURABLES & APPAREL -- 0.25%
                Household Durables -- 0.25%
     c,e         Corporativo Javer SA, 13.00%, 8/4/2014                                10,000,000           10,700,000

                                                                                                            10,700,000
              CONSUMER SERVICES -- 0.16%
                Hotels, Restaurants & Leisure -- 0.16%
                 NPC International, Inc., 9.50%, 5/1/2014                               3,000,000            2,970,000
                 Seneca Nation of Indians Capital Improvements Authority, 6.75%,
                 12/1/2013                                                              4,075,000            3,807,191

                                                                                                             6,777,191
              DIVERSIFIED FINANCIALS -- 2.70%
                Capital Markets -- 0.43%
                 Goldman Sachs Group, Inc., 5.625%, 1/15/2017                           8,000,000            8,170,880
                 Morgan Stanley, 4.388%, 3/1/2013                                       4,000,000            3,402,833
       c         Morgan Stanley, 10.09%, 5/3/2017                                      12,560,000            6,763,354
                Consumer Finance -- 1.22%
                 American Express Credit Co., 5.875%, 5/2/2013                          5,000,000            5,365,795
                 Capital One Capital IV, 6.745%, 2/17/2037                              6,400,000            5,312,000
                 Capital One Financial Corp., 6.15%, 9/1/2016                          25,500,000           25,615,133
                 SLM Corp., 4.50%, 7/26/2010                                           11,580,000           11,538,520
                 SLM Corp., 6.00%, 12/15/2010                                           1,000,000              851,799
                 SLM Corp. LIBOR Floating Rate Note, 0.582%, 1/27/2014                  5,000,000            3,857,025
                Diversified Financial Services -- 1.05%
                 Citigroup, Inc., 5.00%, 9/15/2014                                     16,250,000           15,665,390
       e         Export-Import Bank of Korea, 8.125%, 1/21/2014                         2,750,000            3,192,442
                 JPMorgan Chase & Co., 7.90%, 4/29/2049                                15,000,000           15,471,900
       e         Korea Development Bank, 5.30%, 1/17/2013                                 800,000              840,045
       e         Korea Development Bank, 0.424%, 4/3/2010                               1,000,000              994,525
                 MBNA Corp., 6.125%, 3/1/2013                                           2,000,000            2,121,794
                 National Rural Utilities CFC, 10.375%, 11/1/2018                       5,000,000            6,625,380

                                                                                                           115,788,815
              ENERGY -- 4.66%
                Energy Equipment & Services -- 0.54%
       c         Calfrac Holdings LP, 7.75%, 2/15/2015                                  7,900,000            7,663,000
                 Nabors Industries, Inc., 9.25%, 1/15/2019                             10,500,000           12,859,518
                 Seacor Holdings, Inc., 7.375%, 10/1/2019                               2,000,000            2,024,686
                 Seitel, Inc., 9.75%, 2/15/2014                                         1,000,000              700,000
                Oil, Gas & Consumable Fuels -- 4.12%
     c,e         Bumi Capital PTE, Ltd., 12.00%, 11/10/2016                             3,000,000            2,970,000
                 Chesapeake Energy Corp., 7.00%, 8/15/2014                              1,000,000            1,012,500
       c         Cloud Peak Energy, Inc., 8.25%, 12/15/2017                             5,000,000            5,000,000
       c         DCP Midstream LLC, 9.75%, 3/15/2019                                    5,000,000            6,152,275
                 Enbridge Energy Partners LP, 9.875%, 3/1/2019                          9,750,000           12,345,869
       c         Enogex LLC, 6.25%, 3/15/2020                                           2,500,000            2,445,835
                 Enterprise Products Operating LP, 9.75%, 1/31/2014                     4,750,000            5,669,021
                 Enterprise Products Operating LP, 7.034%, 1/15/2068                    5,900,000            5,413,250
       e         Gaz Capital SA, 8.146%, 4/11/2018                                      2,000,000            2,107,500
  a,c,e,f        Griffin Coal Mining Ltd., 9.50%, 12/1/2016                            22,000,000           13,007,500
     c,e         GS Caltex Corp., 7.25%, 7/2/2013                                       7,000,000            7,584,710
                 Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                      9,750,000           11,997,385
       c         Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                  7,356,750            8,051,521
                 Murphy Oil Corp., 6.375%, 5/1/2012                                     5,000,000            5,255,330
                 NuStar Logistics, 7.65%, 4/15/2018                                    18,000,000           19,740,384
                 Oneok Partners LP, 8.625%, 3/1/2019                                    8,000,000            9,654,344
                 Oneok Partners LP, 5.90%, 4/1/2012                                     3,000,000            3,180,156
     c,e         Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                       4,000,000            4,475,000
     c,e         Petroplus Finance Ltd., 6.75%, 5/1/2014                                4,000,000            3,760,000
                 Plains Exploration & Production Co., 7.625%, 6/1/2018                  1,000,000            1,022,500
                 Southern Union Co., 7.20%, 11/1/2066                                  25,920,000           22,161,600
                 Teppco Partners LP, 7.00%, 6/1/2067                                    6,500,000            5,752,500
       c         Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                    8,892,132            8,165,885
     c,e         Woodside Financial Ltd., 8.125%, 3/1/2014                              8,000,000            9,137,696

                                                                                                           199,309,965
              FOOD & STAPLES RETAILING -- 0.250%
                Food & Staples Retailing -- 0.25%
                 Rite Aid Corp., 9.375%, 12/15/2015                                     9,500,000            8,360,000
                 Rite Aid Corp., 8.625%, 3/1/2015                                       3,000,000            2,610,000

                                                                                                            10,970,000
              FOOD, BEVERAGE & TOBACCO -- 0.66%
                Beverages -- 0.09%
                 Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                            3,750,000            3,910,875
                Tobacco -- 0.57%
                 Altria Group, Inc., 8.50%, 11/10/2013                                  4,000,000            4,622,520
                 Altria Group, Inc., 9.70%, 11/10/2018                                 10,750,000           13,288,795
       c         B.A.T. International Finance, plc, 9.50%, 11/15/2018                   5,000,000            6,349,440

                                                                                                            28,171,630
              INSURANCE -- 4.33%
                Insurance -- 4.33%
                 American General Finance Corp., 4.875%, 7/15/2012                      1,000,000              819,674
                 Hartford Financial Services Group, 8.125%, 6/15/2038                   7,150,000            6,864,000
       c         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                           1,000,000              985,674
       c         Metlife Capital Trust X, 9.25%, 4/8/2068                              24,000,000           27,120,000
                 Metlife, Inc. Series A, 6.817%, 8/15/2018                              4,000,000            4,455,028
       c         National Life Insurance of Vermont, 10.50%, 9/15/2039                  2,000,000            2,081,926
     c,e         Oil Insurance Ltd., 7.558%, 12/29/2049                                 4,000,000            3,172,720
                 Pacific Life Global Funding CPI Floating Rate Note, 0.89%,
       c         2/6/2016                                                               2,000,000            1,870,580
       c         Prudential Holdings, LLC, 8.695%, 12/18/2023                           4,500,000            4,817,205
       c         Swiss Re Capital I, LP, 6.854%, 5/29/2049                            139,925,000          113,101,378
                 Transatlantic Holdings, Inc., 5.75%, 12/14/2015                       14,647,000           14,363,463
       c         ZFS Finance USA Trust II, 6.45%, 12/15/2065                            5,000,000            4,450,000
       c         ZFS Finance USA Trust V, 6.50%, 5/9/2037                               1,260,000            1,064,700

                                                                                                           185,166,348
              MATERIALS -- 1.46%
                Construction Materials -- 0.46%
       c         Ace Hardware Corp., 9.125%, 6/1/2016                                   4,000,000            4,235,000
     c,e         C8 Capital Ltd., 6.64%, 12/31/2049                                     2,000,000            1,387,620
                 CRH America, Inc., 8.125%, 7/15/2018                                  12,000,000           13,996,080
                Containers & Packaging -- 0.05%
       c         Plastipak Holdings, Inc., 10.625%, 8/15/2019                           1,750,000            1,929,375
                Metals & Mining -- 0.95%
                 Allegheny Technologies, Inc., 9.375%, 6/1/2019                         3,000,000            3,453,159
     c,e         Anglo American Capital, 9.375%, 4/8/2014                               3,500,000            4,199,783
     c,e         Bemax Resources Ltd., 9.375%, 7/15/2014                                5,000,000            3,700,000
                 Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                        8,000,000            8,720,000
                 Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                       4,965,000            5,436,675
                 Freeport-McMoRan Corp., 6.125%, 3/15/2034                              4,500,000            3,507,687
       c         GTL Trade Finance, Inc., 7.25%, 10/20/2017                             7,000,000            7,332,500
       e         Vedanta Resources plc, 6.625%, 2/22/2010                               4,500,000            4,511,250

                                                                                                            62,409,129
              MEDIA -- 0.90%
                Media -- 0.90%
                 AOL Time Warner, Inc., 6.875%, 5/1/2012                                  425,000              465,266
                 CBS Corp., 8.20%, 5/15/2014                                            1,500,000            1,705,227
                 Comcast Cable Communications, 8.875%, 5/1/2017                         5,000,000            5,990,580
                 DIRECTV Holdings LLC, 6.375%, 6/15/2015                                5,100,000            5,297,625
                 DIRECTV Holdings LLC, 7.625%, 5/15/2016                                3,000,000            3,277,500
                 Time Warner Cable, Inc., 8.75%, 2/14/2019                             14,000,000           17,062,836
                 Time Warner Cable, Inc., 8.25%, 2/14/2014                              4,000,000            4,674,980

                                                                                                            38,474,014
              MISCELLANEOUS -- 0.18%
                Miscellaneous -- 0.18%
                 New South Wales Treasury Corp., 3.75%, 11/20/2020                      8,500,000            7,709,795

                                                                                                             7,709,795
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.15%
                Biotechnology -- 0.15%
                 Biogen Idec, Inc., 6.00%, 3/1/2013                                     4,000,000            4,248,396
                 Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
                 Certificate CPI Floating Rate Note, 0.564%, 2/1/2014                   3,000,000            2,408,790

                                                                                                             6,657,186
              REAL ESTATE -- 0.24%
                Real Estate Management & Development -- 0.24%
     c,e         Agile Property Holdings Ltd, 9.00%, 9/22/2013                         10,000,000           10,200,000

                                                                                                            10,200,000
              RETAILING -- 0.19%
                Internet & Catalog Retail -- 0.04%
                 Ticketmaster, 10.75%, 8/1/2016                                         1,500,000            1,616,250
                Multiline Retail -- 0.05%
       e         Parkson Retail Group, 7.125%, 5/30/2012                                2,110,000            2,144,958
                Specialty Retail -- 0.10%
                 Best Buy, Inc., 6.75%, 7/15/2013                                       4,000,000            4,394,376

                                                                                                             8,155,584
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.58%
                Semiconductors & Semiconductor Equipment -- 0.58%
                 KLA Instruments Corp., 6.90%, 5/1/2018                                10,000,000           10,521,410
                 National Semiconductor Corp., 0.504%, 6/15/2010                       11,200,000           11,075,322
                 National Semiconductor Corp., 6.15%, 6/15/2012                         2,000,000            2,094,894
                 National Semiconductor Corp., 6.60%, 6/15/2017                         1,000,000            1,024,360

                                                                                                            24,715,986
              SOFTWARE & SERVICES -- 0.26%
                Internet Software & Services -- 0.16%
     c,d         Yahoo! Inc., 6.65%, 8/10/2026                                          7,342,646            6,623,727
                Software -- 0.10%
                 BMC Software, Inc., 7.25%, 6/1/2018                                    4,000,000            4,356,188

                                                                                                            10,979,915
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.14%
                Electronic Equipment, Instruments & Components -- 0.14%
                 Corning, Inc., 6.05%, 6/15/2015                                        6,000,000            6,048,294

                                                                                                             6,048,294
              TELECOMMUNICATION SERVICES -- 2.09%
                Diversified Telecommunication Services -- 2.04%
       e         Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030         26,150,000           33,631,776
     c,e         Global Crossing Ltd., 12.00%, 9/15/2015                                4,000,000            4,390,000
                 Level 3 Financing, Inc., 9.25%, 11/1/2014                             10,000,000            9,450,000
                 Level 3 Financing, Inc., 12.25%, 3/15/2013                             6,000,000            6,360,000
       e         Telecom Italia Capital SA, 5.25%, 10/1/2015                            4,190,000            4,380,842
     c,e         Telemar Norte Leste SA, 9.50%, 4/23/2019                               7,000,000            8,365,000
     c,e         Vimpelcom, 8.25%, 5/23/2016                                            4,500,000            4,646,250
       e         Wind Acquisition Finance SA, 11.75%, 7/15/2017                         3,000,000            4,676,957
                 Windstream Corp., 8.125%, 8/1/2013                                    10,800,000           11,205,000
              WIRELESS TELECOMMUNICATION SERVICES -- 0.05%
                Wireless Telecommunication Services -- 0.05%
     c,e         Digicel SA, 12.00%, 4/1/2014                                           2,000,000            2,220,000

                                                                                                             2,220,000

                                                                                                            89,325,825
              TRANSPORTATION -- 1.14%
                Marine -- 0.18%
       c         Commercial Barge Line Co., 12.50%, 7/15/2017                           5,000,000            5,200,000
       c         United Maritime, LLC, 11.75%, 6/15/2015                                2,500,000            2,506,250
                Transportation Infrastructure -- 0.96%
       e         Southern Cross Air Corp., 5.153%, 12/20/2016                          50,958,300           41,195,957

                                                                                                            48,902,207
              UTILITIES -- 5.08%
                Electric Utilities -- 2.43%
                 Alabama Power Capital Trust V, 3.39%, 10/1/2042                        4,000,000            4,000,000
                 Aquila, Inc., 7.95%, 2/1/2011                                          3,000,000            3,135,684
                 Arizona Public Service Co., 5.50%, 9/1/2035                            5,000,000            4,247,060
                 Arizona Public Service Co., 8.75%, 3/1/2019                            6,500,000            7,572,877
                 Comed Financing III, 6.35%, 3/15/2033                                  2,961,000            2,344,854
     c,e         Enel Finance International S.A., 6.25%, 9/15/2017                     38,000,000           41,780,012
                 Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                    9,000,000            9,424,710
                 FPL Group Capital, Inc., 6.65%, 6/15/2067                              4,000,000            3,740,000
       c         Great River Energy, 5.829%, 7/1/2017                                   2,183,938            2,376,409
       c         Monongahela Power Co., 7.95%, 12/15/2013                               2,000,000            2,197,906
       c         Texas-New Mexico Power, 9.50%, 4/1/2019                               19,000,000           23,366,181
                Gas Utilities -- 0.27%
       c         Ferrellgas Partners LP, 9.125%, 10/1/2017                              1,000,000            1,057,500
                 Southwest Gas Corp., 7.625%, 5/15/2012                                 9,465,000           10,301,820
                Multi-Utilities -- 2.38%
                 Amerenenergy Generating, 7.00%, 4/15/2018                              9,050,000            9,379,936
                 Black Hills Corp., 9.00%, 5/15/2014                                    4,500,000            5,131,831
                 Dominion Resources, Inc., 8.875%, 1/15/2019                           14,750,000           18,381,656
       c         Enogex LLC, 6.875%, 7/15/2014                                          2,000,000            2,125,806
                 Illinois Power Co., 9.75%, 11/15/2018                                  5,000,000            6,217,350
                 NiSource Finance Corp., 6.15%, 3/1/2013                               12,237,000           13,029,419
                 NiSource Finance Corp., 6.40%, 3/15/2018                              20,000,000           20,787,280
                 Sempra Energy, 9.80%, 2/15/2019                                        7,750,000            9,672,938
                 Sempra Energy, 8.90%, 11/15/2013                                       2,000,000            2,324,242
                 Union Electric Co., 6.70%, 2/1/2019                                    2,500,000            2,760,128
       e         Ville De Montreal, 5.45%, 12/1/2019                                   10,000,000            9,980,781
                 Wisconsin Energy Corp., 6.25%, 5/15/2067                               2,365,000            2,104,850

                                                                                                           217,441,230

            TOTAL CORPORATE BONDS (Cost $1,013,419,142)                                                  1,198,903,818

            CONVERTIBLE BONDS -- 3.17%
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.09%
                Commercial Services & Supplies -- 0.09%
                 Covanta Holding Corp., 1.00%, 2/1/2027                                 4,000,000            3,735,000

                                                                                                             3,735,000
              DIVERSIFIED FINANCIALS -- 1.38%
                Diversified Financial Services -- 1.38%
                 KKR Financial Holdings LLC, 7.00%, 7/15/2012                          64,100,000           59,212,375

                                                                                                            59,212,375
              ENERGY -- 0.20%
                Oil, Gas & Consumable Fuels -- 0.20%
                 Chesapeake Energy Corp., 2.25%, 12/15/2038                            11,500,000            8,696,875

                                                                                                             8,696,875
              REAL ESTATE -- 0.67%
                Real Estate Investment Trusts -- 0.67%
       c         Extra Space Storage LP, 3.625%, 4/1/2027                              10,000,000            9,100,000
       c         MPT Operating Partnership L.P., 6.125%, 11/15/2011                    18,750,000           18,210,938
                 Washington REIT, 3.875%, 9/15/2026                                     1,470,000            1,440,600

                                                                                                            28,751,538
              TELECOMMUNICATION SERVICES -- 0.83%
                Diversified Telecommunication Services -- 0.32%
                 Global Crossing Ltd., 5.00%, 5/15/2011                                 9,250,000            9,030,312
                 Level 3 Communications, Inc., 5.25%, 12/15/2011                        5,000,000            4,743,750
                Wireless Telecommunication Services -- 0.51%
                 NII Holdings, 3.125%, 6/15/2012                                       23,500,000           21,561,250

                                                                                                            35,335,312

            TOTAL CONVERTIBLE BONDS (Cost $117,134,957)                                                    135,731,100

            MUNICIPAL BONDS -- 0.12%
                 Michigan Tobacco Settlement Finance Authority Series A, 7.309%,
                 6/1/2034                                                               4,000,000            3,187,760
                 Victor New York, 9.20%, 5/1/2014                                       1,735,000            1,769,579

            TOTAL MUNICIPAL BONDS (Cost $4,727,542)                                                          4,957,339

            U.S. GOVERNMENT AGENCIES -- 0.39%
       c         Agribank FCB, 9.125%, 7/15/2019                                        6,750,000            7,417,926
                 Federal National Mtg Association REMIC Series 2006-B1 Class AB,
                 6.00%, 6/25/2016                                                       9,133,674            9,494,725

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,856,494)                                               16,912,651


            FOREIGN BONDS -- 0.86%
              CONSUMER SERVICES -- 0.01%
                Hotels, Restaurants & Leisure -- 0.01%
                 FU JI Food and Catering (HKD), 0%, 10/18/2010                          17,500,000              162,344

                                                                                                                162,344
              ENERGY -- 0.15%
                Oil, Gas & Consumable Fuels -- 0.15%
  c              OAO Gazprom (RUB), 7.25%, 2/22/2010                                   195,000,000            6,345,935

                                                                                                              6,345,935
              FOOD & STAPLES RETAILING -- 0.04%
                Food & Staples Retailing -- 0.04%
                 Wesfarmers Ltd. (AUD), 6.755%, 9/11/2014                                2,000,000            1,832,685

                                                                                                              1,832,685
              FOOD, BEVERAGE & TOBACCO -- 0.10%
                Beverages -- 0.10%
  c              Ambev International Finance Co.,  Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,349,878

                                                                                                              4,349,878
              INSURANCE -- 0.04%
                Insurance -- 0.04%
                 ELM BV (AUD), 7.635%, 12/31/2049                                        3,000,000            1,871,126

                                                                                                              1,871,126
              MISCELLANEOUS -- 0.52%
                Miscellaneous -- 0.52%
                 New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020                 8,500,000            7,709,795
                 Regional Muni of York (CAD), 5.00%, 4/29/2019                           4,500,000            4,464,374
                 Republic of Brazil (BRL), 12.50%, 1/5/2016                             15,750,000           10,222,573

                                                                                                             22,396,742

            TOTAL FOREIGN BONDS (Cost $37,681,571)                                                           36,958,710

            OTHER SECURITIES -- 0.87%
                Loan Participations -- 0.87%
                 Charter Communications, Inc., 2.26%, 3/6/2014                           7,919,395            7,413,425
                 Crown Castle Operating Co., 1.783%, 3/6/2014                            2,969,543            2,883,753
                 Mylan Laboratories, Inc., 3.563%, 10/2/2014                             7,824,726            7,642,958
                 Mylan Laboratories, Inc., 3.50%, 10/2/2014                                533,803              521,402
                 Mylan Laboratories, Inc., 3.50%, 10/2/2014                              1,341,471            1,310,309
                 Texas Comp Electric Holdings, LLC, 3.735%, 10/10/2014                   7,818,182            6,330,304
                 Texas Comp Electric Holdings, LLC, 3.735%, 10/10/2014                  13,681,818           11,030,966
                 Texas Comp Electric Holdings, LLC, 3.783%, 10/31/2014                      70,707               57,008
                 Texas Comp Electric Holdings, LLC, 3.783%, 10/10/2014                      40,404               32,715
                 Texas Comp Electric Holdings, LLC, 3.753%, 10/31/2014                     106,061               85,511
                 Texas Comp Electric Holdings, LLC, 3.753%, 10/10/2014                      60,606               49,072

                                                                                                             37,357,423

            TOTAL OTHER SECURITIES (Cost $35,012,452)                                                        37,357,423

            SHORT TERM INVESTMENTS -- 2.17%
                 Atmos Energy Corp., 0.21%, 1/5/2010                                    17,000,000           16,999,604
                 Interstate Power & Light, 0.15%, 1/4/2010                              14,000,000           13,999,825
                 Natixis, 0.01%, 1/4/2010                                               62,000,000           61,999,948


            TOTAL SHORT TERM INVESTMENTS (Cost $92,999,377)                                                  92,999,377


TOTAL INVESTMENTS -- 98.07% (Cost $3,893,181,109)                                                      $  4,197,257,225


OTHER ASSETS LESS LIABILITIES -- 1.93%                                                                       82,431,263


NET ASSETS -- 100.00%                                                                                  $  4,279,688,488

Footnote Legend
a     Non-income producing
b Investment in Affiliates- Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:


                                     Shares at                                 Shares at       Market Value
                                   September 30,     Gross         Gross      December 31,      December 31,       Dividend
Issuer                                  2009       Additions    Reductions        2009              2009            Income

Algonquin Power & Utilities Corp.    3,710,900           --       542,800       3,168,100     $   12,389,472      $  129,862
Algonquin Power & Utilities Corp.           --      900,000            --         900,000          3,519,625          58,564
Apollo Commercial Real Estate
Finance, Inc.                               --      885,016            --         885,016         15,921,438              --
Invesco Mortgage Capital, Inc.       1,223,112      116,068        80,816       1,258,364         28,640,365       2,067,381

                                                                                              $   60,470,900     $ 2,255,807

Total non-controlled affiliated issuers - 1.41% of net assets

c Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $482,529,590, representing 11.31% of the Fund's net assets.
d Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
e Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.
f     Bond in default.

                                    Outstanding Forward Currency Contracts
                                     to Buy or Sell at December 31, 2009

                                 Buy/Sell     Contract        Contract           Value         Unrealized      Unrealized
Contract Description                           Amount        Value Date           USD         Appreciation    Depreciation

Euro Dollar                        Sell        192,200,000   04/06/2010     $  275,487,937    $  3,980,473     $       --
Great Britain Pound                Sell         28,000,000   04/06/2010         45,199,867                      (526,987)
Swiss Franc                        Sell         42,000,000   04/06/2010         40,625,242                      (212,454)

Total                                                                       $  361,313,046    $  3,980,473     $(739,441)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
CPI        Consumer Price Index
FCB        Farm Credit Bank
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
RUB        Denominated in Russian Rubles

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities

    Common Stock*                      $  2,459,318,748   $  2,459,318,748      $            --     $            --
    Preferred Stock                         145,343,586        134,442,336           10,901,250                  --
    Exchange Traded Funds                    46,116,000         46,116,000                   --                  --
    Asset Backed Securities                  22,658,473                 --           22,658,473                  --
    Corporate Bonds                       1,212,796,176                 --        1,212,796,176                  --
    Convertible Bonds                       135,731,100                 --          135,731,100                  --
    Municipal Bonds                           4,957,338                 --            4,957,338                  --
    U.S. Government Agencies                 16,912,651                 --           16,912,651                  --
    Foreign Bonds                            23,066,353                 --           23,066,353                  --
    Other Securities                         37,357,423                 --           37,357,423                  --
    Short Term Investments                   92,999,377                 --           92,999,377                  --

Total Investments in Securities        $  4,197,257,225   $  2,639,877,084      $ 1,557,380,141    $             --

    Other Financial Instruments**
     Forward  Currency Contracts       $      3,980,473   $             --      $     3,980,473    $             --
     Spot Currency Contracts           $          2,145   $          2,145      $            --    $             --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (739,441)   $             --      $      (739,441)   $             --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Global Opportunities Fund                                                     December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount

            COMMON STOCK -- 83.64%
              BANKS -- 10.32%
                Commercial Banks -- 10.32%
                 China Merchants Bank Co., Ltd.                                           975,700     $      2,560,876
                 Erste Group Bank AG                                                      158,200            5,910,085
                 Liechtensteinische Landesbank AG                                         171,078           11,402,995
       a         SVB Financial Group                                                      223,800            9,330,222

                                                                                                            29,204,178
              CAPITAL GOODS -- 5.64%
                Aerospace & Defense -- 3.55%
       a         Spirit Aerosystems Holdings, Inc.                                        505,400           10,037,244
                Trading Companies & Distributors -- 2.09%
                 Babcock & Brown Air Ltd. ADR                                             659,800            5,931,602

                                                                                                            15,968,846
              DIVERSIFIED FINANCIALS -- 11.49%
                Capital Markets -- 6.67%
                 Apollo Investment Corp.                                                1,054,875           10,052,959
                 Prospect Capital Corp.                                                   745,716            8,806,906
                Diversified Financial Services -- 4.82%
       a         ING Groep N. V.                                                          925,000            9,149,632
                 KKR Financial Holdings LLC                                               772,300            4,479,340

                                                                                                            32,488,837
              ENERGY -- 4.81%
                Oil, Gas & Consumable Fuels -- 4.81%
                 Eni S.p.A.                                                               298,200            7,609,226
                 OAO Gazprom ADR                                                          235,581            6,007,315

                                                                                                            13,616,541

              FOOD & STAPLES RETAILING -- 2.27%
                Food & Staples Retailing -- 2.27%
                 Walgreen Co.                                                             175,000            6,426,000

                                                                                                             6,426,000
              HEALTH CARE EQUIPMENT & SERVICES -- 1.63%
                Health Care Technology -- 1.63%
       a         Eclipsys Corp.                                                           248,727            4,606,424

                                                                                                             4,606,424
              INSURANCE -- 9.49%
                Insurance -- 9.49%
                 Hartford Financial Services Group, Inc.                                  401,700            9,343,542
                 Swiss Re                                                                 143,800            6,938,043
                 Willis Group Holdings Ltd.                                               400,200           10,557,276

                                                                                                            26,838,861
              MATERIALS -- 6.78%
                Construction Materials -- 1.68%
       a         China Resources Cement                                                 9,598,000            4,741,190
                Metals & Mining -- 5.10%
                 Tokyo Steel Manufacturing Co., Ltd.                                      595,600            6,682,794
                 United States Steel Corp.                                                140,734            7,757,258

                                                                                                            19,181,242
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.62%
                Life Sciences Tools & Services -- 1.84%
                 Bachem Holding AG                                                         80,881            5,187,737
                Pharmaceuticals -- 6.78%
                 Roche Holding AG                                                          25,400            4,316,613
                 Teva Pharmaceutical Industries Ltd. ADR                                  264,730           14,872,531

                                                                                                            24,376,881
              SOFTWARE & SERVICES -- 5.52%
                Information Technology Services -- 1.03%
       a         Amdocs Ltd.                                                              101,825            2,905,067
                Internet Software & Services -- 2.23%
       a         Google, Inc.                                                              10,200            6,323,796
                Software -- 2.26%
                 Microsoft Corp.                                                          209,700            6,393,753

                                                                                                            15,622,616
              TECHNOLOGY HARDWARE & EQUIPMENT -- 4.74%
                Computers & Peripherals -- 4.74%
       a         Dell, Inc.                                                               933,000           13,397,880

                                                                                                            13,397,880
              TELECOMMUNICATION SERVICES -- 12.33%
                Diversified Telecommunication Services -- 5.76%
       a         Global Crossing Ltd.                                                   1,143,407           16,293,550
                Wireless Telecommunication Services -- 6.57%
                 China Mobile Ltd.                                                        944,000            8,869,709
       a         Crown Castle International Corp.                                         177,100            6,913,984
                 Millicom International Cellular S.A.                                      37,924            2,797,653

                                                                                                            34,874,896

            TOTAL COMMON STOCK (Cost $210,829,436)                                                         236,603,202

            PREFERRED STOCK -- 5.26%
              BANKS -- 5.26%
                Commercial Banks -- 5.26%
                 Fifth Third Bancorp Pfd, 8.50%                                           101,600           12,090,400
                 Huntington Bancshares Pfd, 8.50%                                           3,242            2,788,120

            TOTAL PREFERRED STOCK (Cost $3,608,247)                                                         14,878,520

            CORPORATE BONDS -- 6.74%
              INSURANCE -- 5.72%
                Insurance -- 5.72%
     b,c         Swiss Re Capital I, LP, 6.854%, 5/29/2049                         $   20,000,000           16,166,000

                                                                                                            16,166,000
              TELECOMMUNICATION SERVICES -- 1.02%
                Diversified Telecommunication Services -- 1.02%
                 Level 3 Communications, Inc., 3.50%, 6/15/2012                         3,300,000            2,887,500

                                                                                                             2,887,500

            TOTAL CORPORATE BONDS (Cost $9,270,684)                                                         19,053,500

            SHORT TERM INVESTMENTS -- 3.18%
                 Atmos Energy Corp., 0.22%, 1/7/2010                                    9,000,000            8,999,670

            TOTAL SHORT TERM INVESTMENTS (Cost $8,999,670)                                                   8,999,670


TOTAL INVESTMENTS -- 98.82% (Cost $232,708,037)                                                       $    279,534,892


OTHER ASSETS LESS LIABILITIES -- 1.18%                                                                       3,333,897


NET ASSETS -- 100.00%                                                                                $     282,868,787

Footnote Legend
a     Non-income producing
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, the aggregate value of these securities in the Fund's portfolio was $16,166,000, representing 5.72% of the Fund's net assets.
c Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.

                                    Outstanding Forward Currency Contracts
                                     to Buy or Sell at December 31, 2009

                                 Buy/Sell     Contract        Contract           Value         Unrealized      Unrealized
Contract Description                           Amount        Value Date           USD         Appreciation    Depreciation

Euro Dollar                        Sell        6,320,000     02/22/2010      $   9,059,437    $        --     $  (158,665)
Japanese Yen                       Sell       37,400,000     06/10/2010          6,851,677        360,933               --
Japanese Yen                       Buy        35,250,000     06/10/2010            378,917             --          (9,385)
Swiss Franc                        Sell       12,100,000     04/06/2010         11,703,939             --         (61,207)

Total                                                                        $  27,993,970    $   360,933     $  (229,257)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. At the date of this report, the Fund's principal exposure to derivative financial instruments was foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. These contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts shown in this report in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Derivative values displayed in this report are indicative of the volume of the Fund's derivatives activities over the period of this report.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2             Level 3
Assets
Investments in Securities

    Common Stock*                      $    236,603,202   $  236,603,202        $          --       $           --
    Preferred Stock                          14,878,520       14,878,520                   --                   --
    Corporate Bonds                          19,053,500               --           19,053,500                   --
    Short Term Investments                    8,999,670               --            8,999,670                   --

Total Investments in Securities        $    279,534,892   $  251,481,722        $  28,053,170       $           --

    Other Financial Instruments**
     Forward  Currency Contracts       $        360,933   $           --        $     360,933       $           --
     Spot Currency Contracts           $            119   $          119        $          --       $           --

Liabilities

    Other Financial Instruments**
     Forward  Currency Contracts       $      (229,257)   $          --         $    (229,257)      $           --
     Spot Currency Contracts           $          (362)   $        (362)        $           --      $           --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.




Thornburg Developing World Fund                                                         December 31, 2009 Unaudited
                                                                                         Shares/              Value
                                                                                    PrincipalAmount


            COMMON STOCK -- 89.25%
              BANKS -- 11.05%
                Commercial Banks -- 11.05%
                 Commercial International Bank                                             18,678     $        185,767
                 Itau Unibanco Holding SA ADR                                               5,544              126,625
                 Komercni Banka a.s.                                                        1,064              227,495
                 Standard Chartered plc                                                     5,200              130,714

                                                                                                               670,601
              CAPITAL GOODS -- 2.10%
                Construction & Engineering -- 2.10%
                 FLSmidth & Co. A/S                                                         1,801              127,333

                                                                                                               127,333
              CONSUMER DURABLES & APPAREL -- 8.41%
                Household Durables -- 3.86%
                 Woongjin Coway Co. Ltd.                                                    7,110              234,461
                Textiles, Apparel & Luxury Goods -- 4.55%
                 Li Ning Co. Ltd.                                                          37,500              142,679
                 LVMH Moet Hennessy Louis Vuitton SA                                        1,188              133,486

                                                                                                               510,626
              CONSUMER SERVICES -- 4.51%
                Diversified Consumer Services -- 3.04%
       a         New Oriental Education & Technology Group, Inc. ADR                        2,440              184,489
                Hotels, Restaurants & Leisure -- 1.47%
       a         Ctrip.com International Ltd. ADR                                           1,240               89,106

                                                                                                               273,595
              DIVERSIFIED FINANCIALS -- 3.22%
                Diversified Financial Services -- 3.22%
                 BM&F Bovespa SA                                                           17,072              120,122
                 Hong Kong Exchanges & Clearing Ltd.                                        4,200               75,512

                                                                                                               195,634
              ENERGY -- 11.12%
                Energy Equipment & Services -- 1.65%
                 Schlumberger Ltd.                                                          1,542              100,369
                Oil, Gas & Consumable Fuels -- 9.47%
       a         Cairn Energy plc                                                          18,600               99,922
                 Canadian Natural Resources Ltd.                                            2,022              146,935
                 Cnooc Ltd.                                                               112,000              175,943
                 OAO Gazprom ADR                                                            5,952              151,776

                                                                                                               674,945
              FOOD & STAPLES RETAILING -- 5.93%
                Food & Staples Retailing -- 3.85%
                 Drogasil S.A.                                                              8,489              136,526
                 Wal-Mart de Mexico SAB de C.V.                                            21,825               97,263
                Food & Staples Retailing -- 2.08%
                 Bim Birlesik Magazalar A.S.                                                2,710              126,169

                                                                                                               359,958
              FOOD, BEVERAGE & TOBACCO -- 4.78%
                Beverages -- 4.78%
                 Coca Cola Icecek  AS                                                       8,443               84,837
                 Coca-Cola Hellenic Bottling Co. S.A.                                       5,676              130,108
                 Sabmiller plc                                                              2,546               75,091

                                                                                                               290,036
              HEALTH CARE EQUIPMENT & SERVICES -- 2.13%
                Health Care Providers & Services -- 2.13%
       a         Sinopharm Group Co. H                                                     36,400              129,339

                                                                                                               129,339
              HOUSEHOLD & PERSONAL PRODUCTS -- 4.73%
                Household Products -- 3.33%
                 Colgate Palmolive Co.                                                      2,459              202,007
                Personal Products -- 1.40%
                 Natura Cosmeticos SA                                                       4,075               84,987

                                                                                                               286,994
              INSURANCE -- 3.92%
                Insurance -- 3.92%
                 China Life Insurance Co.                                                  48,000              237,728

                                                                                                               237,728
              MATERIALS -- 8.93%
                Chemicals -- 3.76%
                 Monsanto Co.                                                               1,319              107,828
                 Sociedad Quimica Minera de Chile SA ADR                                    3,195              120,036
                Construction Materials -- 2.23%
                 PT Indocement Tunggal Prakarsa Tbk                                        93,000              135,615
                Metals & Mining -- 2.94%
       a         Fortescue Metals Group Ltd.                                                9,426               37,593
                 Southern Copper Corp.                                                      4,283              140,954

                                                                                                               542,026
              MEDIA -- 1.10%
                Media -- 1.10%
       a         Net Servicos de Comunicacao SA                                             4,848               66,830

                                                                                                                66,830
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.44%
                Pharmaceuticals -- 2.44%
       a         Pharmstandard GDR                                                          7,226              148,061

                                                                                                               148,061
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.12%
                Pharmaceuticals -- 2.12%
                 Teva Pharmaceutical Industries Ltd. ADR                                    2,287              128,484

                                                                                                               128,484
              SOFTWARE & SERVICES -- 6.63%
                Information Technology Services -- 2.08%
                 Infosys Technologies Ltd. ADR                                              2,287              126,403
                Internet Software & Services -- 1.54%
                 Tencent Holdings Ltd.                                                      4,300               93,449
                Software -- 3.01%
                 Totvs SA                                                                   2,691              182,388

                                                                                                               402,240
              TELECOMMUNICATION SERVICES -- 1.70%
                Wireless Telecommunication Services -- 1.70%
                 China Mobile Ltd.                                                         11,000              103,355

                                                                                                               103,355
              TRANSPORTATION -- 2.68%
                Transportation Infrastructure -- 2.68%
                 China Merchants Holdings International Co. Ltd.                           50,000              162,832

                                                                                                               162,832
              UTILITIES -- 1.75%
                Electric Utilities -- 1.75%
                 CEZ Group                                                                  2,256              106,072

                                                                                                               106,072

            TOTAL COMMON STOCK (Cost $5,333,623)                                                             5,416,689

            EXCHANGE TRADED FUNDS -- 3.82%
                 Wisdomtree India Earnings Fund                                            10,502              231,779

            TOTAL EXCHANGE TRADED FUNDS (Cost $228,428)                                                        231,779


TOTAL INVESTMENTS -- 93.07% (Cost $5,562,051)                                                        $       5,648,468


OTHER ASSETS LESS LIABILITIES -- 6.93%                                                                         420,552


NET ASSETS -- 100.00%                                                                                $       6,069,020

Footnote Legend
a     Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
GDR        Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of December 31, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                         Fair Value Measurements at December 31, 2009
                                             Total             Level 1               Level 2             Level 3

Assets
Investments in Securities

    Common Stock*                      $   5,416,689      $    5,416,689        $          --       $         --
    Exchange Traded Funds                    231,779             231,779                   --                 --

Total Investments in Securities        $   5,648,468      $    5,648,468        $          --       $         --

Liabilities

    Other Financial Instruments**
     Spot Currency Contracts           $     (2,459)      $      (2,459)        $          --       $         --

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by Morgan Stanley Capital International (MSCI), and Standard & Poor's (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.


Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and Principal Executive Officer

         Date:    February 11, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and Principal Executive Officer

         Date:    February 11, 2010



By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and Principal Financial Officer

         Date:    February 11, 2010